SEC. File Nos. 002- 50700

811-02444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 92

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 73

THE BOND FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:

(213) 486-9200

Steven I. Koszalka, Secretary

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on March 1, 2023, pursuant to paragraph (b) of Rule 485.

The Bond Fund of America® Prospectus March 1, 2023

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	ABNDX	BFACX	TBFFX	BFAFX	ABNFX	BFFAX	CFAAX	CFACX	CFAEX	TFBFX	CFAFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FFBOX	FBOFX	RBFAX	RBFBX	RBEBX	RBFCX	RBFEX	RBFHX	RBFFX	RBFGX

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 38 of the prospectus and on page 85 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.24
Other expenses[2]	0.16	0.16	0.16	0.18	0.15	0.04	0.22
Total annual fund operating expenses	0.59	1.34	0.59	0.61	0.33	0.22	0.64

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses[2]	0.22	0.15	0.21	0.24	0.15	0.10	0.13
Total annual fund operating expenses	1.40	0.83	0.64	0.67	0.33	0.28	1.31

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses[2]	0.40	0.25	0.19	0.14	0.19	0.09	0.04
Total annual fund operating expenses	1.33	1.03	0.87	0.57	0.37	0.27	0.22

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

1     The Bond Fund of America / Prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$433	$236	$309	$62	$34	$23	$413	$243	$85	$314	$68	$34	$29	$133
3 years	557	425	434	195	106	71	548	443	265	450	214	106	90	415
5 years	692	734	571	340	185	124	694	766	460	598	373	185	157	718
10 years	1,085	1,407	969	762	418	280	1,120	1,192	1,025	1,028	835	418	356	1,579

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$135	$105	$89	$58	$38	$28	$23		1 year	$136	$143
3 years	421	328	278	183	119	87	71		3 years	425	443
5 years	729	569	482	318	208	152	124		5 years	734	766
10 years	1,601	1,259	1,073	714	468	343	280		10 years	1,407	1,192

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 412% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund invests at least 60% of its assets in debt securities (excluding derivatives) rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The Bond Fund of America / Prospectus     2

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

3     The Bond Fund of America / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the

The Bond Fund of America / Prospectus     4

timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

5     The Bond Fund of America / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

The Bond Fund of America / Prospectus     6

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

7     The Bond Fund of America / Prospectus

Average annual total returns For the periods ended December 31, 2022:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/4/2008	-12.46%	0.91%	1.53%	2.75%
− After taxes on distributions		-13.49	-0.40	0.39	N/A
− After taxes on distributions and sale of fund shares		-7.34	0.23	0.72	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/28/1974	-15.94%	-0.11%	0.90%	6.74%
C	3/15/2001	-14.18	-0.10	0.65	2.97
F-1	3/15/2001	-12.71	0.61	1.25	3.24
F-3	1/27/2017	-12.36	1.01	N/A	1.39
529-A (with maximum sales charge)	2/15/2002	-15.80	-0.12	0.85	2.98
529-C	2/19/2002	-14.23	-0.15	0.82	2.95
529-E	3/7/2002	-12.88	0.41	1.01	2.90
529-F-1	9/26/2002	-12.53	0.82	1.44	3.40
529-F-2	10/30/2020	-12.45	N/A	N/A	-5.45
529-F-3	10/30/2020	-12.42	N/A	N/A	-5.41
R-1	6/11/2002	-13.31	-0.10	0.52	2.41
R-2	5/31/2002	-13.33	-0.09	0.53	2.39
R-2E	8/29/2014	-13.07	0.20	N/A	0.79
R-3	6/4/2002	-12.93	0.35	0.98	2.83
R-4	5/20/2002	-12.67	0.66	1.29	3.19
R-5E	11/20/2015	-12.50	0.87	N/A	1.45
R-5	5/15/2002	-12.40	0.96	1.59	3.51
R-6	5/1/2009	-12.36	1.01	1.64	3.60

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	-13.01%	0.02%	1.06%	2.70%
Lipper Core Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	-13.51	-0.04	0.99	2.75
Class F-2 annualized 30-day yield at December 31, 2022: 3.90% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

The Bond Fund of America / Prospectus     8

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Pramod Atluri President	7 years	Partner – Capital Fixed Income Investors
David J. Betanzos Senior Vice President	7 years	Partner – Capital Fixed Income Investors
David A. Hoag Senior Vice President	14 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald Senior Vice President	8 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

9     The Bond Fund of America / Prospectus

Investment objective, strategies and risks The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund invests at least 60% of its assets in debt securities (excluding derivatives) rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDSI, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to

The Bond Fund of America / Prospectus     10

currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

11     The Bond Fund of America / Prospectus

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the

The Bond Fund of America / Prospectus     12

credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including

13     The Bond Fund of America / Prospectus

social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and

The Bond Fund of America / Prospectus     14

investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

15     The Bond Fund of America / Prospectus

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDSI, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central

The Bond Fund of America / Prospectus     16

clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSI, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs

17     The Bond Fund of America / Prospectus

associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Bond Fund of America / Prospectus     18

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the period ended June 30, 2022.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio

19     The Bond Fund of America / Prospectus

managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Pramod Atluri	Investment professional for 25 years in total; 7 years with Capital Research and Management Company or affiliate	7 years	Serves as a fixed income portfolio manager
David J. Betanzos	Investment professional for 23 years in total; 21 years with Capital Research and Management Company or affiliate	7 years	Serves as a fixed income portfolio manager
David A. Hoag	Investment professional for 35 years in total; 32 years with Capital Research and Management Company or affiliate	14 years	Serves as a fixed income portfolio manager
Fergus N. MacDonald	Investment professional for 30 years in total; 19 years with Capital Research and Management Company or affiliate	8 years (plus 11 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The Bond Fund of America / Prospectus     20

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial professional or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

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Unless otherwise noted or unless the context requires otherwise, references on the following pages to (i) Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares, (ii) Class F shares refer to Class F-1, F-2 and F-3 shares and (iii) Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds® U.S. Government Money Market Fund on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made. If you only have one open fund, the money will be invested into such fund on the day received if the investment is otherwise in good order.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

The Bond Fund of America / Prospectus     22

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services due to the lack of market quotations. Futures contracts are valued primarily on the basis of settlement prices. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations are not readily available, including procedures to determine the representativeness of third-party vendor prices, or in the event market quotations or third-party vendor prices are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures will be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Automatic conversion of Class C and Class 529-C shares Class C shares automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares automatically convert to Class 529-A shares, in the month of the 5-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class A shares or your Class 529-C shares to Class 529-A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special

23     The Bond Fund of America / Prospectus

agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2, F-3, 529-F-2 and 529-F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2, F-3, 529-F-2 or 529-F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, upon approval by an officer of the fund’s investment adviser, Class F-3 shares (but not Class 529-F-3 shares) are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by Capital Research and Management Company. You may open this type of account and purchase Class 529 shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by Capital Research and Management Company. Class 529-A, 529-C, 529-T and 529-F shares are structured similarly to the corresponding Class A, C, T and F shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R-3 and Class R-5E shares are available through the American Funds SIMPLE IRA Plus Program and other similar programs. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies and collective investment trusts approved by the fund’s investment adviser or distributor. Except as otherwise provided in this prospectus,

The Bond Fund of America / Prospectus     24

Class R shares are generally not available for purchase to retail nonretirement accounts; traditional and Roth individual retirement accounts (IRAs); Coverdell Education Savings Accounts; SEPs, SARSEPs and SIMPLE IRAs held in brokerage accounts; and 529 college savings plans. Class R-6 shares are available to employer-sponsored SEPs, SARSEPs and SIMPLE IRAs held in fee-based programs that are serviced through retirement plan recordkeepers.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in American Funds Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in American Funds Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

25     The Bond Fund of America / Prospectus

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. Minimums are currently waived for purchases of Class F-2 and F-3 shares held under fee-based programs. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E, 529-T and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

The Bond Fund of America / Prospectus     26

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C, T or F shares of any American Fund (other than American Funds U.S. Government Money Market Fund, as described below) may be exchanged for the corresponding 529 share class without a sales charge. Exchanges from Class A, C, T or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial professional before making such an exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Funds will normally be subject to any applicable sales charges.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of other American Funds will be subject to the appropriate sales charge applicable to the other fund, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

27     The Bond Fund of America / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring the fund’s portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of

The Bond Fund of America / Prospectus     28

credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

29     The Bond Fund of America / Prospectus

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the

The Bond Fund of America / Prospectus     30

shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

31     The Bond Fund of America / Prospectus

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital.

Capital gains, if any, are usually distributed in December and June. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost basis is zero, returns of capital distributions are treated as capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

The Bond Fund of America / Prospectus     32

Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares (or, if you are investing through a financial intermediary who offers only Class T and 529-T shares, your investment will be made in Class T or Class 529-T shares, as applicable).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A or Class T or 529-T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you want or need the flexibility to effect exchanges among American Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F shares are available, as applicable, (i) to fee-based programs of investment dealers that have special agreements with the fund’s distributor, (ii) to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F shares to self-directed investment brokerage accounts that may charge a transaction fee, (iii) to certain registered investment advisors and (iv) to other intermediaries approved by the fund’s distributor;

— Class F-3 shares (but not Class 529-F-3 shares) are also available to institutional investors, which include, but are not limited to, charitable organizations,

33     The Bond Fund of America / Prospectus

governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million; and

— Class R shares are available (i) to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, (ii) to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans, (iii) to certain institutional investors (including, but not limited to, certain charitable organizations), (iv) to certain registered investment companies approved by the fund’s investment adviser or distributor and (v) to other institutional-type accounts.

Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Sales charges

Class A and 529-A shares The initial sales charge you pay each time you buy Class A or 529-A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

Class 529-A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due

The Bond Fund of America / Prospectus     34

to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A or 529-A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

· rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus; and

· investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

If requested, American Funds Class A shares will be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with American Funds Distributors (or who clear transactions

35     The Bond Fund of America / Prospectus

through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(2) the supervised persons of currently registered investment advisory firms (“RIAs”) and assistants directly employed by such RIAs, retired supervised persons of RIAs with respect to accounts established while a supervised person (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with American Funds Distributors who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

The Bond Fund of America / Prospectus     36

Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your financial professional for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

37     The Bond Fund of America / Prospectus

Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial professional or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your financial professional or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your financial professional or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in American Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information. Certain financial intermediaries that distribute shares of American Funds may impose different sales charge waivers than those described in this prospectus. Such variations in sales charge waivers are described in an appendix to this prospectus titled “Sales charge waivers.” Note that such sales charge waivers and discounts offered through a particular intermediary, as set forth in the appendix to this prospectus, are implemented and administered solely by that intermediary. Please contact the applicable intermediary to ensure that you understand the steps you must take in order to qualify for any available waivers or discounts.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of our website at capitalgroup.com, from the statement of additional information or from your financial professional.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law, your children under the age of 21 or disabled adult dependents covered by ABLE accounts) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

The Bond Fund of America / Prospectus     38

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-

39     The Bond Fund of America / Prospectus

reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all American Funds share classes (excluding

The Bond Fund of America / Prospectus     40

American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans are restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

41     The Bond Fund of America / Prospectus

Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares will be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

The Bond Fund of America / Prospectus     42

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

· shares redeemed at the discretion of American Funds Service Company for accounts that do not meet the fund’s minimum investment requirements, as described in this prospectus; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts in accordance with IRS regulations; and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The contingent deferred sales charge on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information. For example, contingent deferred sales charge waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica

43     The Bond Fund of America / Prospectus

does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

To have your Class A or C contingent deferred sales charge waived, you must inform your financial professional or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Other sales charge waivers Purchases of Class A and 529-A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may (i) offer 529-A shares purchased through a rollover from another 529 plan at net asset value (“529 rollover”), (ii) invest a recontribution of a refunded qualified education expense in 529-A shares without a sales charge (“refunded 529 expense”) or (iii) extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, 529 rollovers, refunded 529 expenses and waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the Appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms, shares purchased through a 529 rollover, refunded 529 expense or a waived RMD reinvestment are available at net asset value.

For accounts held with the fund’s transfer agent, purchases of shares through 529 rollovers, refunded 529 expenses and waived RMD reinvestments are not subject to sales charges. If you have any questions, ask your financial professional whether Class A or 529-A shares purchased through these policies are available without a sales charge.

Recontributions or waived RMD investments distributed from Class 529-C or Class C shares will be reinvested in the same share class from which the distribution was made. In addition, any contingent deferred sales change paid on Class 529-A/Class A and Class 529-C/Class C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C and 529-C shares and the sales charge on Class A and 529-A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

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Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust Company IRAs if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

Purchases by certain 403(b) plans A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-

45     The Bond Fund of America / Prospectus

sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class T, F-1, 529-A, 529-T, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

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Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to no more than the top 60 dealers (or their affiliates) with which it has a substantive distribution relationship involving the sale of American Funds. The amount will be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Eligible assets are all American Funds assets other than Class R shares, Class F-3 shares, Class F shares held in IRAs and shares held in certain retirement accounts. Dealers may direct American Funds Distributors to exclude additional assets. In addition to the asset-based payment, American Funds Distributors provides $5 million to certain firms based on their engagement with American Funds Distributors and the level of American Funds assets under management at each such firm to recognize the commitment each of those firms has made to collaborating with American Funds Distributors on achieving advisor training and education objectives. In 2022, American Funds Distributors paid this amount to the following firms:

Edward Jones	Morgan Stanley Wealth Management
LPL Financial LLC	Raymond James Group
Merrill Lynch, Pierce, Fenner & Smith	Wells Fargo Advisors

American Funds Distributors compensates the firms to support various efforts, including, among other things, to:

· help defray the costs incurred by qualifying dealers in connection with efforts to educate financial professionals about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs;

· help defray the costs associated with the dealer firms’ provision of account related services and activities and support the dealer firms’ distribution activities; and

· support meetings, conferences or other training and educational events hosted by the firm, and obtain relevant data regarding financial professional activities to facilitate American Funds Distributors’ training and education activities.

American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) perform the due diligence necessary to include American Funds on their platform, (2) not provide financial professionals, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (3) provide opportunities for their clients to obtain individualized advice, (4) provide American Funds Distributors broad access to their financial professionals and product platforms and work together on mutual business objectives, and (5) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

Separately, American Funds Distributors has identified certain firms that provide a self-directed platform for the public as well as clearing, custody and recordkeeping services for certain other intermediaries. In lieu of the formula described above, these firms receive up to .018% of assets under administration (excluding assets where the firm acts

47     The Bond Fund of America / Prospectus

as a fiduciary and Class R shares). Firms may direct American Funds Distributors to exclude additional assets.

In addition to compensation through the formulas described above, American Funds Distributors makes payments to certain financial intermediaries for client account maintenance support, statement preparation, and transaction processing. These payments are based on the average daily net asset value of fund shares held by the intermediary and are in addition to any amounts paid by the fund.

American Funds Distributors also provides compensation for, among other things, data (including fees to obtain information on financial professionals to better tailor training and education opportunities), operational improvements, support for transaction fees, technology enhancements and specific training, education and marketing opportunities. The largest payments by American Funds Distributors in 2022 for these services are listed below. In addition to the payments listed below, American Funds Distributors made payments to other firms, and in no case did any such payment exceed $100,000.

Cetera	$125,000
Fidelity Investments	$2,020,000
Lincoln Network	$130,000
LPL Financial LLC	$2,230,000
Morgan Stanley Wealth Management	$1,150,000
Principal Life Insurance Company	$200,000
UBS Financial Services Inc.	$330,000
Wells Fargo Advisors	$450,000

American Funds Distributors also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about American Funds.

American Funds Distributors pays the recordkeepers listed below up to $1 million annually for product services, platform consideration, participation at recordkeeper-sponsored events and co-branding and other marketing services. The amount of the payment is based on the level of services and the access provided by the recordkeeper.

Empower (Great West Life & Annuity Insurance Company)	Nationwide
John Hancock	Transamerica

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to compensation received.

The Bond Fund of America / Prospectus     48

Fund expenses Note that, unless otherwise stated, references to Class A, C, T and F shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T, F, R and 529 shares (which could be increased as noted above) for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent (and, if applicable, subtransfer agent/recordkeeping) payments and various other expenses applicable to all share classes.

49     The Bond Fund of America / Prospectus

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 and Class 529-F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares (and the corresponding Class 529 shares) are subject to subtransfer agency fees of up to .12% of fund assets.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

Fee to Virginia529 For Class 529 shares, an expense of up to a maximum of .09% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

The Bond Fund of America / Prospectus     50

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. For more information about these waivers/reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2022	$13.39	$.31	$(1.99)	$(1.68)	$(.31)	$(.02)	$(.33)	$11.38	(12.68)%	$24,087.58%				.58%		2.54%
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.95)	30,201.55				.55		1.36
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.71	29,570.57				.57		1.59
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02	23,197.60				.60		2.35
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	19,352.60				.60		2.37
Class C:
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	487		1.33		1.33		1.78
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.68)	717		1.29		1.29		.60
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.90	848		1.31		1.31		.87
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.91)	825		1.39		1.39		1.58
Class T:
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.47)[5]	—	[6]	.33	[5]	.33	[5]	2.78	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.74)[5]	—	[6]	.33	[5]	.33	[5]	1.55	[5]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.98 [5]	—	[6]	.34	[5]	.34	[5]	1.81	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24 [5]	—	[6]	.37	[5]	.37	[5]	2.56	[5]
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09 [5]	—	[6]	.39	[5]	.39	[5]	2.58	[5]

51 The Bond Fund of America / Prospectus

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income to average net assets[3]
Class F-1:
12/31/2022	$13.39	$.30	$(1.99)	$(1.69)	$(.30)	$(.02)	$(.32)	$11.38	(12.71)%	$796.61%		.61%	2.51%
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,011.59		.59	1.30
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.68	1,315.60		.60	1.55
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977.64		.64	2.31
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.18)	745.66		.66	2.32
Class F-2:
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.46)	19,982.33		.33	2.81
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.71)	20,613.31		.31	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.99	16,494.32		.32	1.81
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415.35		.35	2.59
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.14	5,728.34		.34	2.65
Class F-3:
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	7,866.22		.22	2.92
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	7,934.20		.20	1.72
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.10	4,465.21		.21	1.90
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212.25		.24	2.70
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.21	1,483.27		.27	2.70
Class 529-A:
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	1,156.62		.62	2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,473.59		.59	1.31
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.67	1,526.61		.61	1.54
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174.66		.66	2.29
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.21)	1,003.69		.69	2.29

The Bond Fund of America / Prospectus 52

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2022	$13.39	$.21	$(1.99)	$(1.78)	$(.21)	$(.02)	$(.23)	$11.38	(13.38)%	$45		1.38%		1.38%		1.72%
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.73)	70		1.34		1.34		.56
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.85	89		1.36		1.36		.90
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16	180		1.40		1.40		1.56
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.94)	191		1.43		1.43		1.55
Class 529-E:
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28)	(.02)	(.30)	11.38	(12.88)	34.81				.81		2.30
12/31/2021	13.79	.15	(.31)	(.16)	(.16)	(.08)	(.24)	13.39	(1.19)	46.79				.79		1.11
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.46	53.80				.80		1.37
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46.85				.85		2.11
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	—	(.27)	12.57	(.40)	43.88				.88		2.10
Class 529-T:
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.51)[5]	—	[6]	.38	[5]	.38	[5]	2.74	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.78)[5]	—	[6]	.37	[5]	.37	[5]	1.52	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.91 [5]	—	[6]	.39	[5]	.39	[5]	1.77	[5]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [5]	—	[6]	.42	[5]	.42	[5]	2.51	[5]
12/31/2018	12.89	.32	(.32)	— [7]	(.32)	—	(.32)	12.57	.04 [5]	—	[6]	.44	[5]	.44	[5]	2.54	[5]
Class 529-F-1:
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.53)[5]	—	[6]	.40	[5]	.40	[5]	2.71	[5]
12/31/2021	13.79	.20	(.31)	(.11)	(.21)	(.08)	(.29)	13.39	(.82)[5]	—	[6]	.41	[5]	.41	[5]	1.48	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.92 [5]	—	[6]	.38	[5]	.38	[5]	1.87	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128.42				.42		2.53
12/31/2018	12.89	.32	(.32)	— [7]	(.32)	—	(.32)	12.57	.03	102.44				.44		2.54
Class 529-F-2:
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.45)	147.32				.32		2.81
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.73)	177.33				.33		1.58
12/31/2020[8,9]	14.00	.03	.24	.27	(.04)	(.44)	(.48)	13.79	1.88 [10]	166.06			[10]	.06	[10]	.24	[10]

53 The Bond Fund of America / Prospectus

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income to average net assets[3]
Class 529-F-3:
12/31/2022	$13.39	$.34	$(1.99)	$(1.65)	$(.34)	$(.02)	$(.36)	$11.38	(12.42)%	$—	[6]	.27%	.27%	2.85%
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.69)	—	[6]	.27	.27	1.62
12/31/2020[8,9]	14.00	.04	.23	.27	(.04)	(.44)	(.48)	13.79	1.90 [10]	—	[6]	.08 [10]	.04 [10]	.25 [10]
Class R-1:
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.31)	37		1.31	1.31	1.83
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	42		1.29	1.29	.62
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.88	39		1.33	1.33	.85
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35	1.35	1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.89)	30		1.37	1.37	1.60
Class R-2:
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	319		1.33	1.33	1.79
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	409		1.30	1.30	.60
12/31/2020	13.09	.12	1.18	1.30	(.16)	(.44)	(.60)	13.79	9.91	468		1.30	1.30	.87
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410		1.34	1.34	1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.88)	400		1.36	1.36	1.61
Class R-2E:
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25)	(.02)	(.27)	11.38	(13.07)	34		1.03	1.03	2.09
12/31/2021	13.79	.12	(.31)	(.19)	(.13)	(.08)	(.21)	13.39	(1.40)	44		1.00	1.00	.90
12/31/2020	13.09	.16	1.18	1.34	(.20)	(.44)	(.64)	13.79	10.22	46		1.02	1.02	1.14
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33		1.05	1.05	1.90
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	—	(.24)	12.57	(.59)	26		1.07	1.07	1.92
Class R-3:
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27)	(.02)	(.29)	11.38	(12.93)	518.87			.87	2.25
12/31/2021	13.79	.14	(.31)	(.17)	(.15)	(.08)	(.23)	13.39	(1.25)	673.85			.85	1.05
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.40	743.86			.86	1.31
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633.89			.89	2.06
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	—	(.26)	12.57	(.43)	582.91			.91	2.06

The Bond Fund of America / Prospectus 54

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income to average net assets[3]
Class R-4:
12/31/2022	$13.39	$.31	$(1.99)	$(1.68)	$(.31)	$(.02)	$(.33)	$11.38	(12.67)%	$476.57%		.57%	2.55%
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.94)	588.54		.54	1.35
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.73	688.55		.55	1.61
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567.59		.59	2.37
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	518.61		.61	2.37
Class R-5E:
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.50)	150.37		.37	2.77
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.75)	160.34		.34	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.95	88.35		.35	1.78
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43.37		.37	2.53
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	8.40		.40	2.63
Class R-5:
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.40)	283.27		.27	2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.65)	373.25		.25	1.69
12/31/2020	13.09	.26	1.18	1.44	(.30)	(.44)	(.74)	13.79	11.06	192.26		.26	1.91
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173.29		.29	2.67
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.17	163.31		.31	2.67
Class R-6:
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	14,744.22		.22	2.93
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	15,035.20		.20	1.71
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.11	13,449.21		.21	1.95
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434.24		.24	2.72
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.22	8,116.26		.26	2.73

55 The Bond Fund of America / Prospectus

	Year ended December 31,
Portfolio turnover rate for all share classes[11]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	74%	74%	113%	127%	121%
Including mortgage dollar roll transactions	412%	368%	535%	286%	356%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain waivers/reimbursements from American Funds Service Company and/or Capital Research and Management Company. During one of the years shown, American Funds Service Company waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, Capital Research and Management Company reimbursed a portion of transfer agent services fees for certain share classes.

4 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

5 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

6 Amount less than $1 million.

7 Amount less than $.01

8 Based on operations for a period that is less than a full year.

9 Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10 Not annualized.

11 Rates do not include the fund’s portfolio activity with respect to any Central Funds.

The Bond Fund of America / Prospectus 56

Appendix

Sales charge waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares. You should review any policy differences before changing intermediaries.

Class A shares front-end sales charge waivers available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Effective May 24, 2021, shareholders purchasing fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:

· Employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SAR-SEPs

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

· Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply

· Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

· Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans established prior to April 1, 2004 that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great

57     The Bond Fund of America / Prospectus

grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529 shares made for recontribution of refunded amounts

D.A. Davidson & Co. (“D.A. Davidson”)

Front-end sales charge waivers on Class A shares available at D.A. Davidson (effective January 1, 2020)

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures

· D.A. Davidson has the authority to allow the purchase of Class A shares at net asset value for (1) rollovers to IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs, (2) rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian, or (3) IRA purchases so long as the proceeds are from the sale of shares from an American Funds Recordkeeper Direct retirement plan, PlanPremier retirement plan or 403(b) plan with Capital Bank and Trust Company as custodian and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

The Bond Fund of America / Prospectus     58

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after January 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the American Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

· Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus

Rights of Accumulation (“ROA”)

· The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any direct purchase money market funds and assets held in group retirement plans) of the American Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

· ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV)

Letter of Intent (“LOI”)

· Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market

59     The Bond Fund of America / Prospectus

value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met

· If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

· Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures

· Shares purchased in an Edward Jones fee-based program

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

· Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified educational expenses

· Purchases of Class 529 shares made for recontribution of refunded amounts

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

· The death or disability of the shareholder, or account beneficiary for Class 529 shares

The Bond Fund of America / Prospectus     60

· Systematic withdrawals with up to 10% per year of the account value

· Return of excess contributions from an Individual Retirement Account (IRA)

· Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

· Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

· Shares exchanged in an Edward Jones fee-based program

· Shares acquired through NAV reinstatement

· Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

· Initial purchase minimum: $250

· Subsequent purchase minimum: none

Minimum Balances

· Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

— A fee-based account held on an Edward Jones platform

— A 529 account held on an Edward Jones platform

— An account with an active systematic investment plan or LOI

Exchanging Share Classes

· At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares, or Class R-4 shares for retirement plans with at least $1 million, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sale charge as disclosed in the prospectus

529 Plan Account Maintenance Fees

· For 529 Plan accounts held in omnibus by Edward Jones, the annual account maintenance fees are waived

Class A Sales Charge Waivers Available Through Farmers Financial Solutions

Farmers Financial Solutions has the authority to either (1) rollover shares from an employer sponsored retirement plan to Class A shares in an Individual Retirement Account (IRA) at net asset value or (2) allow the purchase of Class A shares at net asset value, so long as the proceeds are from the sale of shares from an employer sponsored retirement plan and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA.

Janney Montgomery Scott LLC (“Janney”)

Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and

61     The Bond Fund of America / Prospectus

discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

· Shares acquired through a right of reinstatement

· Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures

CDSC waivers on Class A and C shares available at Janney

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

· Shares purchased in connection with a return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus

· Shares sold to pay Janney fees but only if the transaction is initiated by Janney

· Shares acquired through a right of reinstatement

· Shares exchanged into the same share class of a different fund unless otherwise provided in the Prospectus

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

· Breakpoints as described in the fund’s Prospectus

· Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

*Also referred to as an “initial sales charge.”

The Bond Fund of America / Prospectus     62

JP Morgan Securities LLC

Investors purchasing through JP Morgan Securities LLC may invest in Class 529-A shares at net asset value.

Merrill Lynch, Pierce, Fenner & Smith (“Merrill Lynch”)

Shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Merrill Lynch

· Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge

· Shares purchased by or through a 529 Plan. Class A shares are not currently available to the plans described in this waiver

· Shares purchased through a Merrill Lynch affiliated investment advisory program. Class A shares are not currently available in the programs described in this waiver

· Shares purchased by third-party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform. Class A shares are not currently available in the accounts described in this waiver

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

· Employees and registered representatives of Merrill Lynch or its affiliates and their family members

· Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

· Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC waivers on Classes A and C shares available at Merrill Lynch

· Death or disability of the shareholder

63     The Bond Fund of America / Prospectus

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

· Shares acquired through a right of reinstatement

· Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only)

· Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end sales charge discounts available at Merrill Lynch: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

CollegeAmerica accounts

Accounts established through Merrill Lynch

If you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, the features and policies related to Class 529-A and Class 529-C sales charges (including contingent deferred sales charges), Class 529-A sales charge waiver eligibility, and Class 529-C conversion period will be different than referenced in this document.

Importantly, if you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, then you are eligible for Class 529-A shares at net asset value if your CollegeAmerica 529 plan assets with Merrill Lynch are $250,000 or more, you participate through an approved corporate 529 plan, or you qualify for Merrill Lynch Investment Advisory Relationship-Based Pricing (discussed below). If your 529 plan assets are less than $250,000 you are generally eligible to purchase Class 529-C shares. Among other things, Class 529-C shares generally will be automatically converted to Class 529-A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Merrill Lynch Investment Advisory Relationship-Based Pricing

An account will be automatically eligible to purchase Class 529-A at net asset value regardless of the assets in the CollegeAmerica account if:

(1) at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill Lynch investment advisory programs listed below; and

The Bond Fund of America / Prospectus     64

(2) at the time of purchase the client household relationship has combined assets held in any account through Merrill Lynch (excluding insurance, annuities, 401k assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill Lynch investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program, Managed Account Service (MAS), Strategic Portfolio Advisor Service (SPA), Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs), Institutional Investment Consulting (IIC), and any future Merrill Lynch sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill Lynch), the account will no longer be eligible for this benefit.

Merrill Lynch reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Rollover assets from another 529 plan and refunded qualified higher education expenses may be invested in Class 529-A shares at net asset value. This policy applies to accounts on the Merrill Lynch platform and accounts held by the fund’s transfer agent.

Please contact your Merrill Lynch advisor with any questions.

Morgan Stanley Wealth Management

Morgan Stanley Wealth Management Class A share front-end sales charge waiver

Morgan Stanley Wealth Management clients purchasing or converting to Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

· Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

· Morgan Stanley, on your behalf, can convert Class F-1 shares to Class A shares without a front-end sales charge if they were initially transferred to the transactional brokerage account or converted from Class C shares

· Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load

· Investors purchasing through a Morgan Stanley self-directed brokerage account and/or E*TRADE from Morgan Stanley may invest in Class A shares without a front-end sales charge.

65     The Bond Fund of America / Prospectus

Morgan Stanley Wealth Management clients purchasing or converting to Class 529-A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of a refunded qualified higher education expense

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients.

Morgan Stanley Wealth Management Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

Northwestern Mutual Investment Services, LLC (“NMIS”)

Rights of accumulation on SIMPLE IRAs held at NMIS

Effective March 31, 2022, for SIMPLE IRA plans where the plan is held on the SIMPLE IRA platform at NMIS through its clearing firm, Pershing LLC, each linked participant account will be aggregated at either the plan level or the individual level for rights of accumulation (ROA), depending on which aggregation method results in a greater breakpoint discount on front-end sales charges for the participant.

Class A and C share purchases in owner-only 401(k) plans held at NMIS

For 401(k) plans held at NMIS through its clearing firm, Pershing LLC, that cover only owners and their spouses and are not subject to ERISA, participants may purchase Class A shares with the applicable front-end sales charge or Class C shares with the applicable contingent deferred sales charge, in accordance with NMIS’s share class policies applicable to such plans.

Oppenheimer & Co., Inc. (“OPCO”)

Effective June 1, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at OPCO

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

The Bond Fund of America / Prospectus     66

· Employees and registered representatives of OPCO or its affiliates and their family members

· Directors or trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC waivers on Class A and C shares available at OPCO

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

· Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

· Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and each entity’s affiliates (“Raymond James”) Class A share front-end sales charge waiver

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Raymond James

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

67     The Bond Fund of America / Prospectus

CDSC waivers on Classes A and C shares available at Raymond James

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Robert W. Baird & Co. Incorporated (“Baird”)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

· Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

· Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

· Charitable accounts in a transactional brokerage account at Baird

CDSC waivers on Class A and C shares available at Baird

· Shares sold due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

The Bond Fund of America / Prospectus     68

· Shares bought due to returns of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Baird fees but only if the transaction is initiated by Baird

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

· Breakpoints as described in this prospectus

· Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver

Front-end sales load waiver on Class A shares

· Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same fund pursuant to Stifel's policies and procedures

All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply. For accounts held by the fund’s transfer agent, the fund’s standard C share conversion schedule of 8 years applies.

U.S. Bancorp Investments, Inc.

Class C to Class A share conversions at U.S. Bancorp Investments, Inc.

Effective November 30, 2020, a shareholder in the fund’s Class C shares will have their shares systematically converted at net asset value to Class A shares of the same fund in the month of the six-year anniversary of the purchase date, if the shares are no longer subject to a CDSC and the conversion is consistent with U.S. Bancorp Investments, Inc. share class exchange policy. This policy does not apply to accounts held with the fund’s transfer agent. Accounts held with the fund’s transfer agent will convert pursuant to the fund’s policy described in this prospectus.

69     The Bond Fund of America / Prospectus

Notes

The Bond Fund of America / Prospectus     70

For shareholder services and 24-hour information	American Funds Service Company (800) 421-4225 capitalgroup.com For Class R share information, visit AmericanFundsRetirement.com
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529

Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, capitalgroup.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, capitalgroup.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-008-0323P Litho in USA CGD/TM/8005 Investment Company File No. 811-02444

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

The Bond Fund of America®

Part B
Statement of Additional Information

March 1, 2023

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the “fund”) dated March 1, 2023. You may obtain a prospectus from your financial professional, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

The Bond Fund of America
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial professional, investment dealer, plan recordkeeper or employer for more information.

Class A	ABNDX	Class 529-A	CFAAX	Class R-1	RBFAX
Class C	BFACX	Class 529-C	CFACX	Class R-2	RBFBX
Class T	TBFFX	Class 529-E	CFAEX	Class R-2E	RBEBX
Class F-1	BFAFX	Class 529-T	TFBFX	Class R-3	RBFCX
Class F-2	ABNFX	Class 529-F-1	CFAFX	Class R-4	RBFEX
Class F-3	BFFAX	Class 529-F-2	FFBOX	Class R-5E	RBFHX
		Class 529-F-3	FBOFX	Class R-5	RBFFX
				Class R-6	RBFGX

Table of Contents

Item	Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	3
Fund policies	33
Management of the fund	35
Execution of portfolio transactions	64
Disclosure of portfolio holdings	68
Price of shares	70
Taxes and distributions	73
Purchase and exchange of shares	77
Sales charges	82
Sales charge reductions and waivers	85
Selling shares	90
Shareholder account services and privileges	91
General information	94
Appendix	104

Investment portfolio
Financial statements

The Bond Fund of America — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including cash equivalents and certain preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swaps.

· The fund will invest at least 60% of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The fund may invest up to 40% of its assets in debt securities rated below A3 and below A- by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

· In determining the domicile of an issuer, the fund’s investment adviser will generally look to the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International. However, the adviser in its discretion also may take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The Bond Fund of America — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions may result in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations

The Bond Fund of America — Page 3

will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly developing countries, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

The Bond Fund of America — Page 4

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Inflation-linked bonds — The fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

The Bond Fund of America — Page 5

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may

The Bond Fund of America — Page 6

entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

The Bond Fund of America — Page 7

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the U.S. Department of Veterans Affairs (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank of the United States (“Exim Bank”), the U.S. International Development Finance Corporation (“DFC”), the Commodity Credit Corporation (“CCC”) and the U.S. Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

The Bond Fund of America — Page 8

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other

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mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

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The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund‘s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be

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subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach

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the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have

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limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain developing countries. As a result, there is greater risk that financial records and information relating to an issuer’s operations in developing countries will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Remedies — Developing countries may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Investing through Bond Connect — The fund may invest in onshore China bonds via Bond Connect, the opening up of China’s Interbank Bond Market (CIBM) to global investors through the China-Hong Kong mutual access program. The program allows foreign and mainland China investors the ability to trade in each other’s bond market through a connection between the mainland and Hong Kong based financial infrastructure institutions. Bond Connect aims to enhance the efficiency and flexibility of

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investing in the CIBM. This is accomplished by easing the access requirements to enter the market and using the Hong Kong trading infrastructure to connect to China Foreign Exchange Trading System (CFETS). Market volatility and potential lack of liquidity due to low trading volume of certain debt securities in CIBM may result in prices of certain debt securities traded on such market fluctuating significantly. The bid and offer spreads of the prices of such securities may be large, and the fund may therefore incur significant trading, settlement and realization costs and may face counterparty default, liquidity, and volatility risks, resulting in significant losses for the funds and their investors. Bond Connect is a novel concept and, as such, the current regulations are untested and there is no certainty as to how they will be applied. In addition, the current regulations are subject to change which may have potential retrospective effects and there can be no assurance that Bond Connect will not be abolished. New regulations may be issued from time to time by the regulators in the PRC and Hong Kong in connection with operations, legal enforcement and cross-border trades under Bond Connect. The fund may be adversely affected as a result of such changes.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts and may purchase and sell options on currencies to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

The fund may also purchase or write put and call options on foreign currencies on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options, to the extent not exercised, will expire and the fund, as the purchaser, would experience a loss to the extent of the premium paid for the option. Instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the fund could write a put option on the relevant currency, which, if exchange rates move in the manner projected, will expire unexercised and allow the fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, writing a currency option will provide a hedge only up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates. OTC options are bilateral contracts that are individually negotiated and they are generally less liquid than exchange-traded options. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded options, credit risk is mutualized through the involvement of the applicable clearing house. Currency options traded on exchanges may be subject to position limits, which may limit the ability of the fund to reduce currency risk using such options. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, substantial price and rate movements may take place in the currency markets that cannot be reflected in the U.S. options markets. See also “Options” for a general description of investment techniques and risks relating to options.

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Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards and currency options.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Indirect exposure to cryptocurrencies – Cryptocurrencies are currencies which exist in a digital form and may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although the fund has no current intention of directly investing in cryptocurrencies, some issuers have begun to accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets or invest in cryptocurrencies, and the fund may invest in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

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Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Such trading markets are unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. An issuer that owns cryptocurrencies may experience custody issues, and may lose its cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the

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initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, the fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its

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agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

The London Interbank Offered Rate (“LIBOR”) is one of the most widely used interest rate benchmarks and is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On July 27, 2017, the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. Subsequently, the FCA and ICE Benchmark Administration, Limited (IBA), the administrator of LIBOR, announced that the publication of the one-week and two-month USD LIBOR maturities and non-USD LIBOR maturities will cease immediately after December 31, 2021, with the remaining USD LIBOR maturities ceasing immediately after June 30, 2023. The one, three, and six-month US dollar LIBOR settings will continue to be published under a synthetic methodology for a temporary period until September 30, 2024 for certain legacy contracts. As a result, LIBOR may no longer be available or may no longer be deemed an appropriate reference rate upon which to determine the interest rate on certain loans, bonds, derivatives and other instruments in the fund’s portfolio.

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Public and private sector industry initiatives have been underway to identify new or alternative reference rates to be used in place of LIBOR. In the US, the Alternative Reference Rates Committee (ARCC), a group of market participants convened to help ensure a successful transition away from USD LIBOR, has identified the Secured Overnight Financing Rate (“SOFR”), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as its preferred alternative rate. Working groups and regulators in other countries have suggested other alternative rates for their markets. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This, in turn, may affect the value or return on certain of the fund’s investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. Relatedly, there are outstanding contracts governing bonds and other instruments which reference LIBOR that are due to mature beyond the LIBOR cessation date. These “legacy contracts” will need to be transitioned to an alternative reference rate, and a failure to do so may adversely impact the security (for example, under existing contract language the instrument could fall back to a fixed rate or have no fallback rate) and create contractual uncertainty, as well as market and litigation risk. Although there are ongoing efforts among certain government entities and other organizations to address these uncertainties, the ultimate effectiveness of such efforts is not yet known. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., Euribor) and other indices, rates and values that may be used as “benchmarks” and are the subject of recent regulatory reform.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

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The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

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Unfunded commitment agreements — The fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Inverse floating rate notes — The fund may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

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Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts and currency options, as described under “Currency transactions,” the fund may take positions in futures contracts and options on futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative, including swaps and OTC options) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s

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derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule deems a fund that uses derivatives only in a limited manner as a limited derivatives user and requires that such fund adopt and implement written policies and procedures reasonably designed to manage the fund’s derivatives risks. The rule also requires that a fund that uses derivatives in more than a limited manner adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

Options — The fund may invest in option contracts, including options on futures and options on currencies, as described in more detail under “Futures and Options on Futures” and “Currency Transactions,” respectively. An option contract is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price, which is also referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the option premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the strike price. The fund may also terminate a put

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option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying currency or instrument falls substantially. However, if the price of the underlying currency or instrument does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying currency or instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying currency or instrument remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. This is because an option’s value decreases with time as the currency or instrument approaches its expiration date. If the price of the underlying currency or instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying currency or instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the strike price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Several risks are associated with transactions in options on currencies, securities and other instruments (referred to as the “underlying instruments”). For example, there may be significant differences between the underlying instruments and options markets that could result in an imperfect correlation between these markets, which could cause a given transaction not to achieve its objectives. When a put or call option on a particular underlying instrument is purchased to hedge against price movements in a related underlying instrument, for example, the price to close out the put or call option may move more or less than the price of the related underlying instrument.

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Options prices can diverge from the prices of their underlying instruments for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the markets for the underlying instruments, from structural differences in how options and underlying instruments are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the underlying instruments it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the underlying instruments, although this may not be successful. If price changes in the fund’s options positions are less correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to hold a position until delivery or expiration regardless of changes in its value.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument could construct a combined position with risk and return characteristics similar to selling a futures contract (but with leverage embedded). Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures and options on futures — The fund may enter into futures contracts and options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. Futures contracts and options on futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been

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satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. A fund is also required to deposit and maintain margin with an FCM with respect to put and call options on futures contracts written by the fund. Such margin deposits will vary depending on the nature of the underlying futures contract (and related initial margin requirements), the current market value of the option, and other futures positions held by the fund. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and options on futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund may purchase and write call and put options on futures. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract, and the writer is assigned the opposite short position. The opposite is true in the case of a put option. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. See also “Options” above for a general description of investment techniques and risks relating to options.

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The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures or futures options contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures and futures options contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures or futures options contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swaps can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps, are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swaps only with counterparties that meet certain credit standards and have agreed to specific collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum

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margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap is generally equal to the net amount to be paid or received under the swap based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Total return swaps — The fund may enter into total return swaps in order to gain exposure to a market or security without owning or taking physical custody of such security or investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract during the specified term in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The asset underlying the contract may be a single security, a basket of securities or a securities index. Like other swaps, the use of total return swaps involves certain risks, including potential losses if a counterparty defaults on its payment obligations to the fund or the underlying assets do not perform as anticipated. There is no guarantee that entering into a total return swap will deliver returns in excess of the interest costs involved and, accordingly, the fund’s performance may be lower than would have been achieved by investing directly in the underlying assets.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream

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of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (CDS) contract representing the relevant constituent.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDSI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Additionally, when the fund invests in a CDSI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI is based, the investment could result in losses to the fund.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund

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shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not

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charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2022 and 2021 were 412% and 368%, respectively. The increase in turnover was due to increased trading activity during the period. The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal years ended December 31, 2022 and 2021 were 74% and 74%, respectively. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund‘s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Francisco G. Cigarroa, MD, 1957 Trustee (2021)	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None	· Corporate board experience · Service on boards of community and nonprofit organizations · MD
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	93	None

· Senior management experience, educational institution

· Corporate board experience

· Professor, electrical and computer engineering

· Service on advisory boards and councils for educational, nonprofit and governmental organizations

· MS, PhD, electrical engineering

Jennifer C. Feikin, 1968 Trustee (2022)	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	97	Hertz Global Holdings, Inc.	· Senior corporate management experience · Corporate board experience · Business consulting experience · Service on advisory and trustee boards for charitable and nonprofit organizations · JD

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Leslie Stone Heisz, 1961 Trustee (2022)	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	97	Edwards Lifesciences; Public Storage

· Senior corporate management experience, investment banking

· Business consulting experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· MBA

Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	89	None

· Service as chief operations officer, global media company

· Senior corporate management experience

· Corporate board experience

· Service on advisory and trustee boards for educational, business and nonprofit organizations

· MBA

Merit E. Janow, 1958 Trustee (2010)	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated Former director of Trimble Inc. (software, hardware and services technology) (until 2021)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive) (2010)	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Alexandra Trower, 1964 Trustee (2019)	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Trustee (2020)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88

Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

Former director of Essendant, Inc. (business products wholesaler) (until 2019); Romeo Power, Inc. (manufacturer of batteries for electric vehicles) (until 2022)

· Senior corporate management experience

· Corporate board experience

· Corporate governance experience

· Service on trustee boards for charitable and educational nonprofit organizations

· Securities law expertise

· JD

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund‘s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Michael C. Gitlin, 1970 Trustee (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	88	None
Karl J. Zeile, 1966 Trustee (2019)	Partner – Capital Fixed Income Investors, Capital Research and Management Company	23	None

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Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Pramod Atluri, 1976 President (2016)

Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice President – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company

Kristine M. Nishiyama, 1970 Principal Executive Officer (2003)

Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company*

Michael W. Stockton, 1967 Executive Vice President (2021)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company

David J. Betanzos, 1974 Senior Vice President (2016)	Partner – Capital Fixed Income Investors, Capital Research and Management Company

David A. Hoag, 1965 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*

Fergus N. MacDonald, 1969 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company

Steven I. Koszalka, 1964 Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer (2011)	Senior Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company

Sandra Chuon, 1972 Assistant Treasurer (2019)	Vice President – Investment Operations, Capital Research and Management Company

Becky L. Park, 1979 Assistant Treasurer (2021)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5 All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2022:

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds overseen by trustee in same family of investment companies as the fund
Independent trustees
Francisco G. Cigarroa	None	None	$50,001 – $100,000	Over $100,000
Nariman Farvardin	None	Over $100,000	Over $100,000	Over $100,000
Jennifer C. Feikin	Over $100,000	Over $100,000	N/A	N/A
Leslie Stone Heisz	None	Over $100,000	N/A	N/A
Mary Davis Holt	None	Over $100,000	N/A	N/A
Merit E. Janow	$50,001 – $100,000	Over $100,000	N/A	Over $100,000
Margaret Spellings	Over $100,000	Over $100,000	N/A	Over $100,000
Alexandra Trower	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Paul S. Williams	$10,001 – $50,000	Over $100,000	N/A	Over $100,000

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Interested trustees
Michael C. Gitlin	Over $100,000	Over $100,000

Karl J. Zeile	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2022, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The fund and the other funds served by each independent trustee each pay a portion of these fees.

No pension or retirement benefits are accrued as part of fund expenses. Generally, independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2022:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Francisco G. Cigarroa[2]	$21,386	$327,000
James G. Ellis (retired December 31, 2022)	16,612	506,500
Nariman Farvardin[2]	12,939	499,976
Jennifer C. Feikin (elected December 5, 2022)	N/A	$151,500
Leslie Stone Heisz (elected December 5, 2022)	N/A	$151,500
Mary Davis Holt	16,088	390,000
Merit E. Janow[2]	10,127	448,476
Margaret Spellings[2]	15,816	515,476
Alexandra Trower[2]	22,105	338,000
Paul S. Williams[2]	21,419	327,500

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2022 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2022 fiscal year for participating trustees is as follows: Francisco G. Cigarroa ($18,469), Nariman Farvardin ($102,050), Merit E. Janow ($5,559), Margaret Spellings ($78,734), Alexandra Trower ($87,897) and Paul S. Williams ($20,231). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

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Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973, and reorganized as a Delaware statutory trust on March 1, 2011. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

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board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund‘s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund‘s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund‘s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Francisco G. Cigarroa, Leslie Stone Heisz, Mary Davis Holt and Paul S. Williams. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2022 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2022 fiscal year.

The fund has a nominating and governance committee comprised of Nariman Farvardin, Jennifer C. Feikin, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such

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suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2022 fiscal year.

The independent board members of the fund have oversight responsibility for the fund and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each fund in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the fund’s assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the fund’s investment objectives. Each committee reports to the full board of the fund.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The boards of American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of the investment adviser’s special review procedures).

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made either by one or more of the division’s investment analysts familiar with the company and industry or, for routine matters, by a member of the investment adviser’s stewardship and engagement team and reviewed by the applicable analyst(s). Depending on the vote,

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a second recommendation may be made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the proxy voting committee of the applicable investment division for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information. If the SRC determines, based on the information provided, that a conflict of interest could affect the investment adviser’s best judgment as a fiduciary, the SRC will take appropriate steps to address the conflict of interest including, if appropriate, engaging an independent, third-party fiduciary to vote the proxy. The SRC includes senior investment professionals and legal and compliance professionals.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in

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the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record in shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports diversity of experience among board members, and the separation of the chairman and CEO positions.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

“ESG” shareholder proposals — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry best practices. With respect to environmental matters, this includes disclosures aligned with the recommendations of the Task Force on Climate-related Financial Disclosures (TCFD) and the standards set forth by the Sustainability Accounting Standards Board (SASB), and sustainability reports more generally. With respect to social matters, the investment adviser expects companies to be able to articulate a strategy or plan to advance diversity and equity within the workforce, including the company’s management and board, subject to local norms and expectations. To that end, disclosure of data relating to workforce diversity and equity that is consistent with broadly applicable standards is generally supported.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on February 1, 2023. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS OMNIBUS ACCOUNT SAINT LOUIS MO	RECORD	CLASS A	51.90%
		CLASS C	6.07
		CLASS F-3	38.68
		CLASS 529-A	23.38
		CLASS 529-C	19.56

PERSHING LLC OMNIBUS ACCOUNT JERSEY CITY NJ	RECORD	CLASS A	6.15
		CLASS C	11.07
		CLASS F-1	5.63
		CLASS F-2	12.08
		CLASS F-3	9.40
		CLASS 529-F-2	6.48

WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	RECORD	CLASS C	8.60
		CLASS F-2	18.93
		CLASS 529-C	6.67

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT ST PETERSBURG FL	RECORD	CLASS C	7.25
		CLASS F-2	5.90
		CLASS 529-C	7.46
		CLASS 529-F-2	6.57

LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- SAN DIEGO CA	RECORD	CLASS C	6.96
		CLASS F-1	6.05
		CLASS F-2	21.68

VOYA INSTITUTIONAL TRUST COMPANY 401K PLAN #2 WINDSOR CT	RECORD BENEFICIAL	CLASS F-1	17.41

CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FBO CUSTOMERS #1 SAN FRANCISCO CA	RECORD	CLASS F-1	15.67

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS OMNIBUS ACCOUNT JERSEY CITY NJ	RECORD	CLASS F-1	10.63
		CLASS F-2	16.25
		CLASS F-3	9.95

TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS OMNIBUS ACCOUNT OMAHA NE	RECORD	CLASS F-1	9.63

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NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
MORGAN STANLEY SMITH BARNEY LLC FOR THE BENEFIT OF ITS CUSTOMERS OMNIBUS ACCOUNT NEW YORK NY	RECORD	CLASS F-2	7.76
		CLASS 529-A	6.83
		CLASS 529-C	10.58

CHARLES SCHWAB & CO INC OMNIBUS ACCOUNT #2 SAN FRANCISCO CA	RECORD	CLASS F-3	29.71

CAPITAL RESEARCH & MANAGEMENT COMPANY CORPORATE ACCOUNT LOS ANGELES CA	RECORD	CLASS 529-F-1	100.00
		CLASS 529-F-3	100.00

TALCOTT RESOLUTION LIFE INS CO SEPARATE ACCOUNT DC 401K HARTFORD CT	RECORD BENEFICIAL	CLASS R-1	8.07

MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC BELLMORE-MERRICK CSHD (NY) 403(B) DENVER CO	RECORD BENEFICIAL	CLASS R-1	5.72

NEW JERSEY TRANSIT PLANS 401K PLAN GREENWOOD VILLAGE CO	RECORD BENEFICIAL	CLASS R-5	36.99

VOYA INSTITUTIONAL TRUST COMPANY AS TRUSTEE OR CUSTODIAN FOR CORE MARKET RETIREMENT PLANS 401K PLAN #1 BRAINTREE MA	RECORD BENEFICIAL	CLASS R-5	17.37

VRSCO FBO AIGFSB CUSTODIAN TRUSTEE FBO RET PLANS 401K PLAN HOUSTON TX	RECORD BENEFICIAL	CLASS R-5	6.01

TRADER JOE'S COMPANY RETIREMENT PLAN GREENWOOD VLG CO	RECORD BENEFICIAL	CLASS R-5E	26.71

EMPOWER 401K PLAN GREENWOOD VILLAGE CO	RECORD BENEFICIAL	CLASS R-5E	6.19

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF CUSTOMERS - REINVEST AC #3 SAN FRANCISCO CA	RECORD	CLASS R-5E	5.48

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	15.03

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NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	11.21

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	8.47

AMERICAN FUNDS BALANCED PORTFOLIO OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS R-6	7.89

AMERICAN FUNDS INCOME PORTFOLIO OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS R-6	7.48

Because Class T and Class 529-T shares are not currently offered to the public, Capital Research and Management Company, the fund’s investment adviser, owns 100% of the fund‘s outstanding Class T and Class 529-T shares.

As of February 1, 2023, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as Bloomberg U.S. Aggregate Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

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The following table reflects information as of December 31, 2022:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Pramod Atluri	Over $1,000,000	3	$320.3	3	$2.70	None
David J. Betanzos	$100,001 – $500,000	6	$63.5	2	$0.40	None
David A. Hoag	Over $1,000,000	7	$343.7	4	$9.42	None
Fergus N. MacDonald	Over $1,000,000	8	$165.3	4	$1.18	None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until April 30, 2023, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

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Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.16	3,000,000,000	6,000,000,000
0.15	6,000,000,000	10,000,000,000
0.14	10,000,000,000	16,000,000,000
0.13	16,000,000,000	20,000,000,000
0.12	20,000,000,000	28,000,000,000
0.115	28,000,000,000	36,000,000,000
0.11	36,000,000,000	52,000,000,000
0.107	52,000,000,000	76,000,000,000
0.105	76,000,000,000

Management fees are paid monthly and accrued daily.

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
2.25%	$ 0	$ 8,333,333
2.00	8,333,333	41,666,667
1.75	41,666,667

For the purposes of such computations under the Agreement, the fund’s gross investment income is determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended December 31, 2022, 2021 and 2020, the investment adviser earned from the fund management fees of $130,154,000, $117,038,000 and $98,524,000, respectively. The fund’s board of trustees approved an amended Investment Advisory and Service Agreement, pursuant to which the annualized rate payable to the investment adviser on daily net assets in excess of certain levels would be decreased. The investment adviser voluntarily waived management fees to give effect to the approved rates in advance of the effective date of the amended Agreement. Accordingly, after giving effect to the fee waivers, the fund paid the investment adviser management fees of $98,515,000 (a reduction of $9,000) for the fiscal year ended December 31, 2020.

The Bond Fund of America — Page 55

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, T, F, R and 529 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, T, F, R and 529 shares. The Administrative Agreement will continue in effect until April 30, 2023, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to each of the share classes (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2022 fiscal year, administrative services fees were:

Administrative services fee
Class A	$7,905,000
Class C	172,000
Class T	—*
Class F-1	260,000
Class F-2	5,798,000
Class F-3	2,230,000
Class 529-A	383,000
Class 529-C	17,000
Class 529-E	12,000
Class 529-T	—*
Class 529-F-1	—*
Class 529-F-2	47,000
Class 529-F-3	—*
Class R-1	11,000
Class R-2	104,000
Class R-2E	11,000
Class R-3	172,000
Class R-4	154,000
Class R-5E	45,000
Class R-5	94,000
Class R-6	4,413,000

*Amount less than $1,000.

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Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and financial professionals upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial professionals, in connection with investments in Class T, F-1, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2022	$4,184,000	$15,336,000
	2021	8,434,000	31,793,000
	2020	9,574,000	37,267,000
Class C	2022	176,000	535,000
	2021	664,000	1,177,000
	2020	—	2,274,000
Class 529-A	2022	193,000	729,000
	2021	265,000	998,000
	2020	277,000	1,070,000
Class 529-C	2022	13,000	84,000
	2021	13,000	126,000
	2020	33,000	155,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable. As of the fund’s most recent fiscal year, unreimbursed expenses that remained subject to reimbursement under the Plan for Class A shares totaled $7,437,000 or less than 1% of Class A net assets.

Class T and 529-T — For Class T and 529-T shares, the fund may annually expend up to .50% under the applicable Plan; however, the fund’s board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to Class T and 529-T shares for paying service-related expenses.

Other share classes — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares.

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Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

During the 2022 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$65,875,000	$4,934,000
Class C	5,721,000	493,000
Class T	—	—
Class F-1	2,105,000	227,000
Class 529-A	3,017,000	250,000
Class 529-C	548,000	45,000
Class 529-E	196,000	17,000
Class 529-T	—	—
Class 529-F-1	—*	—
Class 529-F-2	—	—
Class 529-F-3	—	—
Class R-1	380,000	34,000
Class R-2	2,593,000	583,000
Class R-2E	227,000	18,000
Class R-3	2,862,000	516,000
Class R-4	1,283,000	191,000

* Amount less than $1,000.

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Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial professionals to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial professional. If you need a financial professional, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — Class 529 shares are offered to certain American Funds by Virginia529 through CollegeAmerica and Class ABLE shares are offered to certain American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. As compensation for its oversight and administration of the CollegeAmerica and ABLEAmerica savings plans, Virginia529 is entitled to receive a quarterly fee based on the combined net assets invested in Class 529 shares and Class ABLE shares across all American Funds. The quarterly fee is accrued daily and calculated at the annual rate of .09% on the first $20 billion of net assets invested in American Funds Class 529 shares and Class ABLE shares, .05% on net assets between $20 billion and $75 billion and .03% on net assets over $75 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of American Funds Class 529 and Class ABLE shares for the last month of the prior calendar quarter. Virginia529 is currently waiving that portion of its fee attributable to Class ABLE shares. Such waiver is expected to remain in effect until the earlier of (a) the date on which total net assets invested in Class ABLE shares reach $300 million and (b) June 30, 2028.

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Other compensation to dealers — As of March 31, 2023, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

Advisor Group

American Portfolios Financial Services, Inc.
Arbor Point Advisors
Bluechip Wealth Advisors LLC
Capital Wealth Management Inc
Continuum Advisory LLC
Financial Directions LLC
Frazier Financial Advisors LLC
FSC Securities Corporation
Future Finances Inc
Grace Capital Management Llc
Infinex Investments, Inc.
Ladenburg Thalmann & Co Inc
Ladenburg Thalmann Asset Management Inc
Overridge Wealth Advisors
Premier Trust Inc

Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Securities America, Inc.

Triad Advisors LLC

Triad Hybrid Solutions LLC
Wealth Management Associates Inc
Wealthplan Partners
Wmbc

Woodbury Financial Services, Inc.

Ameriprise

Ameriprise Financial Services LLC

Ameriprise Financial Services, Inc.

Atria Wealth Solutions
Cadaret, Grant & Co., Inc.
CUSO Financial Services, L.P.
NEXT Financial Group, Inc.
SCF Securities, Inc.
Sorrento Pacific Financial, LLC
Western International Securities, Inc.
Avantax Investment Services, Inc.

Cambridge

Cambridge Investment Research, Inc.
Cetera Financial Group
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC

Charles Schwab Network
Charles Schwab & Co., Inc.
Charles Schwab Trust Bank
Commonwealth
Commonwealth Financial Network

Edward Jones
Equitable Advisors

The Bond Fund of America — Page 62

Equitable Advisors LLC
Fidelity
Fidelity Investments
Fidelity Retirement Network
National Financial Services LLC

J.P. Morgan Chase Banc One
J.P. Morgan Securities LLC
JP Morgan Chase Bank, N.A.
Janney Montgomery Scott
Janney Montgomery Scott LLC
Kestra Securities

Grove Point Investments LLC

Kestra Investment Services LLC

Lincoln Network
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
LPL Financial LLC
Private Advisor Group, LLC
Merrill

Bank of America Private Bank
Merrill Lynch, Pierce, Fenner & Smith Incorporated
MML Investors Services

MML Distributors LLC
MML Investors Services, LLC
The MassMutual Trust Company FSB
Morgan Stanley Wealth Management
Northwestern Mutual
Northwestern Mutual Investment Services, LLC

Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC
RBC Capital Markets LLC
Robert W. Baird
Robert W. Baird & Co, Incorporated
Stifel, Nicolaus & Co

SA Stone Investment Advisors Inc

Stifel, Nicolaus & Company, Incorporated

UBS
UBS Financial Services, Inc.
UBS Securities, LLC

Wells Fargo Network
Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors LLC (WBS)
Wells Fargo Advisors Private Client Group
Wells Fargo Bank, N.A.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC

The Bond Fund of America — Page 63

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

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registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with whom the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal year ended December 31, 2022 amounted to $3,000. No brokerage commissions were paid by the fund on portfolio transactions for the fiscal years ended December 31, 2021 and 2020. Increases (or decreases) in the dollar amount of brokerage commissions paid by the fund over the last three fiscal years resulted from increases (or decreases) in the volume of trading activity.

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The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Charles Schwab & Co., Inc., Citigroup Global Markets Inc., Credit Suisse Group AG, Goldman Sachs & Co., J.P. Morgan Securities LLC, LPL Holdings, Inc., Morgan Stanley & Co. LLC and Wells Fargo Securities, LLC. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Charles Schwab Corporation in the amount of $6,146,000, Citigroup Inc. in the amount of $208,669,000, Credit Suisse Group AG in the amount of $264,727,000, Goldman Sachs Group, Inc. in the amount of $377,154,000, J.P. Morgan Securities LLC in the amount of $594,727,000, LPL Holdings, Inc. in the amount of $1,786,000, Morgan Stanley & Co. LLC in the amount of $409,575,000 and Wells Fargo Securities LLC in the amount of $395,051,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund‘s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality

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obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

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Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including interest rate swaps, total return swaps and positions in credit default swap indices, are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Options are valued using market quotations or valuations provided by one or more pricing vendors. Similar to futures, options may also be valued at the official settlement price if listed on an exchange.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that the fund might reasonably expect to receive if such fair valued securities were sold in an orderly transaction. Fair valuations may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser’s valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or

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broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Certain short-term securities, such as variable rate demand notes or repurchase agreements involving securities fully collateralized by cash or U.S. government securities, are valued at par.

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of the fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost basis is zero, returns of capital distributions are treated as capital gains.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital

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loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Certain distributions reported by the fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their

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federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps, options and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond's maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and thus included in a fund’s investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

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Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at capitalgroup.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial professional or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial professional — Deliver or mail a check to your financial professional.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Calling American Funds Service Company. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using capitalgroup.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates. Class R-6 shares are also available to corporate investment accounts established by The Capital Group Companies, Inc. and its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — With the exception of Class T shares, for which rights of exchange are not generally available, you may only exchange shares without a sales charge into other American Funds within the same share class; however, Class A, C, T or F shares may also generally be exchanged without a sales charge for the corresponding 529 share class. Clients of Capital Group Private Client Services may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting your financial professional by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are

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processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Class C shares of the fund automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares of the fund automatically convert to Class 529-A shares in the month of the 5-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C and Class 529-C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A or Class T shares — If you exchange Class C shares for Class A or Class T shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A or Class T sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. Your financial intermediary can also convert Class F-1 shares to Class A shares without a sales charge if they are held in a brokerage account and they were initially transferred to the account or converted from Class C shares. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class

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A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A or Class T shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A or Class T shares for Class F shares to be held in the program, any Class A or Class T sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account. No contingent deferred sales charge will be assessed as part of the share class conversion.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.
Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

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Other purchases

In addition, American Funds Class A and Class 529-A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A and Class 529-A shares before Class F-2 and Class 529-F-2 shares were made available under this privilege.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Class F-2 and Class 529-F-2 purchases

If requested, American Funds Class F-2 and Class 529-F-2 shares will be sold to:

(1)

current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and

(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 or Class 529-F-2 is established under this privilege, additional investments can be made in Class F-2 or Class 529-F-2 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Investors may not move investments from a Capital Bank & Trust Company SIMPLE IRA Plus to a Capital Bank & Trust Company SIMPLE IRA unless it is part of a plan transfer or to a current employer’s Capital Bank & Trust Company SIMPLE IRA plan.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

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Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

The Statement period may be extended in cases where the fund’s distributor determines it is appropriate to do so; for example in periods when there are extenuating circumstances such as a natural disaster that may limit an individual’s ability to meet the investment required under the Statement.

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Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the

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customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

Reducing your Class T sales charge — As described in the prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) will be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC will be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts in accordance with IRS regulations.

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The CDSC on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or

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limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds U.S. Government Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds and you may be subject to a fee for the transaction.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except Class T shares and the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

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Automatic exchanges — For all share classes other than Class T shares, you may automatically exchange shares of the same class in amounts of $50 or more among any American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your financial professional or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American Funds Service Company and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day); or exchange shares by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com. Redemptions and exchanges through American Funds Service Company and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, please contact American Funds Service Company for assistance. Once you establish this privilege, you, your financial professional or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone or the Internet (including capitalgroup.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these

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services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based on the number of accounts serviced or a percentage of fund assets, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2022 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$30,138,000
Class C	660,000
Class T	—*
Class F-1	1,330,000
Class F-2	22,311,000
Class F-3	74,000
Class 529-A	1,373,000
Class 529-C	60,000
Class 529-E	16,000
Class 529-T	—*
Class 529-F-1	—*
Class 529-F-2	75,000
Class 529-F-3	—*
Class R-1	37,000
Class R-2	1,242,000
Class R-2E	79,000
Class R-3	892,000
Class R-4	523,000
Class R-5E	235,000
Class R-5	163,000
Class R-6	145,000

*Amount less than $1,000.

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Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. Deloitte Tax LLP prepares tax returns for the fund. The financial statements included in this statement of additional information that are from the fund's annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgroup.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, capitalgroup.com. Shareholders who elect to receive documents electronically will receive such documents in electronic form and will not receive documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the Capital Group organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Determination of net asset value, redemption price and maximum offering price per share for Class A shares — December 31, 2022

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$11.38
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$11.82

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

The Bond Fund of America — Page 96

Fund numbers — Here are the fund numbers for use when making share transactions:

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	302	43002	402	602	702
American Balanced Fund®	011	311	43011	411	611	711
American Funds® Developing World Growth and Income Fund	30100	33100	43100	34100	36100	37100
American Funds® Global Balanced Fund	037	337	43037	437	637	737
American Funds® Global Insight Fund	30122	33122	43122	34122	36122	37122
American Funds® International Vantage Fund	30123	33123	43123	34123	36123	37123
American Mutual Fund®	003	303	43003	403	603	703
Capital Income Builder®	012	312	43012	412	612	712
Capital World Growth and Income Fund®	033	333	43033	433	633	733
EuroPacific Growth Fund®	016	316	43016	416	616	716
Fundamental Investors®	010	310	43010	410	610	710
The Growth Fund of America®	005	305	43005	405	605	705
The Income Fund of America®	006	306	43006	406	606	706
International Growth and Income Fund	034	334	43034	434	634	734
The Investment Company of America®	004	304	43004	404	604	704
The New Economy Fund®	014	314	43014	414	614	714
New Perspective Fund®	007	307	43007	407	607	707
New World Fund®	036	336	43036	436	636	736
SMALLCAP World Fund®	035	335	43035	435	635	735
Washington Mutual Investors Fund	001	301	43001	401	601	701
Fixed income funds
American Funds Emerging Markets Bond Fund ®	30114	33114	43114	34114	36114	37114
American Funds Corporate Bond Fund ®	032	332	43032	432	632	732
American Funds Inflation Linked Bond Fund®	060	360	43060	460	660	760
American Funds Mortgage Fund®	042	342	43042	442	642	742
American Funds® Multi-Sector Income Fund	30126	33126	43126	34126	36126	37126
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	43039	439	639	739
American Funds® Strategic Bond Fund	30112	33112	43112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	341	43041	441	641	741
American High-Income Municipal Bond Fund®	040	340	43040	440	640	740
American High-Income Trust®	021	321	43021	421	621	721
The Bond Fund of America®	008	308	43008	408	608	708
Capital World Bond Fund®	031	331	43031	431	631	731
Intermediate Bond Fund of America®	023	323	43023	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	343	43043	443	643	743
Short-Term Bond Fund of America®	048	348	43048	448	648	748
The Tax-Exempt Bond Fund of America®	019	319	43019	419	619	719
The Tax-Exempt Fund of California®	020	320	43020	420	620	720
U.S. Government Securities Fund®	022	322	43022	422	622	722
Money market fund
American Funds® U.S. Government Money Market Fund	059	359	43059	459	659	759

The Bond Fund of America — Page 97

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
Stock and stock/fixed income funds
AMCAP Fund	1002	1302	1502	46002	1402	1602	1702	N/A	N/A
American Balanced Fund	1011	1311	1511	46011	1411	1611	1711	N/A	N/A
American Funds Developing World Growth and Income Fund	10100	13100	15100	46100	14100	16100	17100	N/A	N/A
American Funds Global Balanced Fund	1037	1337	1537	46037	1437	1637	1737	N/A	N/A
American Funds Global Insight Fund	10122	13122	15122	46122	14122	16122	17122	N/A	N/A
American Funds International Vantage Fund	10123	13123	15123	46123	14123	16123	17123	N/A	N/A
American Mutual Fund	1003	1303	1503	46003	1403	1603	1703	N/A	N/A
Capital Income Builder	1012	1312	1512	46012	1412	1612	1712	N/A	N/A
Capital World Growth and Income Fund	1033	1333	1533	46033	1433	1633	1733	N/A	N/A
EuroPacific Growth Fund	1016	1316	1516	46016	1416	1616	1716	N/A	N/A
Fundamental Investors	1010	1310	1510	46010	1410	1610	1710	N/A	N/A
The Growth Fund of America	1005	1305	1505	46005	1405	1605	1705	N/A	N/A
The Income Fund of America	1006	1306	1506	46006	1406	1606	1706	N/A	N/A
International Growth and Income Fund	1034	1334	1534	46034	1434	1634	1734	N/A	N/A
The Investment Company of America	1004	1304	1504	46004	1404	1604	1704	N/A	N/A
The New Economy Fund	1014	1314	1514	46014	1414	1614	1714	N/A	N/A
New Perspective Fund	1007	1307	1507	46007	1407	1607	1707	N/A	N/A
New World Fund	1036	1336	1536	46036	1436	1636	1736	N/A	N/A
SMALLCAP World Fund	1035	1335	1535	46035	1435	1635	1735	N/A	N/A
Washington Mutual Investors Fund	1001	1301	1501	46001	1401	1601	1701	N/A	N/A
Fixed income funds
American Funds Emerging Markets Bond Fund	10114	13114	15114	46114	14114	16114	17114	N/A	N/A
American Funds Corporate Bond Fund	1032	1332	1532	46032	1432	1632	1732	N/A	N/A
American Funds Inflation Linked Bond Fund	1060	1360	1560	46060	1460	1660	1760	N/A	N/A
American Funds Mortgage Fund	1042	1342	1542	46042	1442	1642	1742	N/A	N/A
American Funds Multi-Sector Income Fund	10126	13126	15126	46126	14126	16126	17126	N/A	N/A
American Funds Strategic Bond Fund	10112	13112	15112	46112	14112	16112	17112	N/A	N/A
American High-Income Trust	1021	1321	1521	46021	1421	1621	1721	N/A	N/A
The Bond Fund of America	1008	1308	1508	46008	1408	1608	1708	N/A	N/A
Capital World Bond Fund	1031	1331	1531	46031	1431	1631	1731	N/A	N/A
Intermediate Bond Fund of America	1023	1323	1523	46023	1423	1623	1723	N/A	N/A
Short-Term Bond Fund of America	1048	1348	1548	46048	1448	1648	1748	N/A	N/A
U.S. Government Securities Fund	1022	1322	1522	46022	1422	1622	1722	N/A	N/A
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	46059	1459	1659	1759	48059	60059

The Bond Fund of America — Page 98

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Funds Global Insight Fund	21122	22122	41122	23122	24122	27122	25122	26122
American Funds International Vantage Fund	21123	22123	41123	23123	24123	27123	25123	26123
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Multi-Sector Income Fund	21126	22126	41126	23126	24126	27126	25126	26126
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

The Bond Fund of America — Page 99

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds® 2065 Target Date Retirement Fund	30185	33185	43185	34185	36185	37185
American Funds 2060 Target Date Retirement Fund®	083	383	43083	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	43082	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	43069	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	43068	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	43067	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	43066	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	43065	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	364	43064	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	363	43063	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	362	43062	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	361	43061	461	661	761

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds® 2065 Target Date Retirement Fund	21185	22185	41185	23185	24185	27185	25185	26185
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

The Bond Fund of America — Page 100

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3
American Funds College Target Date Series®
American Funds® College 2039 Fund	10136	13136	15136	46136	14136	16136	17136
American Funds® College 2036 Fund	10125	13125	15125	46125	14125	16125	17125
American Funds College 2033 Fund®	10103	13103	15103	46103	14103	16103	17103
American Funds College 2030 Fund®	1094	1394	1594	46094	1494	1694	1794
American Funds College 2027 Fund®	1093	1393	1593	46093	1493	1693	1793
American Funds College 2024 Fund®	1092	1392	1592	46092	1492	1692	1792
American Funds College Enrollment Fund®	1088	1388	1588	46088	1488	1688	1788

The Bond Fund of America — Page 101

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Portfolio Series
American Funds® Global Growth Portfolio	055	355	43055	455	655	755
American Funds® Growth Portfolio	053	353	43053	453	653	753
American Funds® Growth and Income Portfolio	051	351	43051	451	651	751
American Funds® Moderate Growth and Income Portfolio	050	350	43050	450	650	750
American Funds® Conservative Growth and Income Portfolio	047	347	43047	447	647	747
American Funds® Tax-Aware Conservative Growth and Income Portfolio	046	346	43046	446	646	746
American Funds® Preservation Portfolio	045	345	43045	445	645	745
American Funds® Tax-Exempt Preservation Portfolio	044	344	43044	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
American Funds Global Growth Portfolio	1055	1355	1555	46055	1455	1655	1755	48055	60055
American Funds Growth Portfolio	1053	1353	1553	46053	1453	1653	1753	48053	60053
American Funds Growth and Income Portfolio	1051	1351	1551	46051	1451	1651	1751	48051	60051
American Funds Moderate Growth and Income Portfolio	1050	1350	1550	46050	1450	1650	1750	48050	60050
American Funds Conservative Growth and Income Portfolio	1047	1347	1547	46047	1447	1647	1747	48047	60047
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	46045	1445	1645	1745	48045	60045
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Moderate Growth and Income Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Conservative Growth and Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The Bond Fund of America — Page 102

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio – Conservative	30109	33109	43109	34109	36109	37109
American Funds® Retirement Income Portfolio – Moderate	30110	33110	43110	34110	36110	37110
American Funds® Retirement Income Portfolio – Enhanced	30111	33111	43111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

The Bond Fund of America — Page 103

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

The Bond Fund of America — Page 104

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

The Bond Fund of America — Page 105

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The Bond Fund of America — Page 106

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

The Bond Fund of America — Page 107

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

The Bond Fund of America — Page 108

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The Bond Fund of America — Page 109

Investment portfolio December 31, 2022

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	30.79%
AAA/Aaa	28.30
AA/Aa	5.25
A/A	10.49
BBB/Baa	18.27
Below investment grade	3.12
Unrated	.05
Short-term securities & other assets less liabilities	3.73
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.21%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 33.21%
Financials 9.12%
ACE INA Holdings, Inc. 3.35% 5/3/2026	USD	145	$139
ACE INA Holdings, Inc. 4.35% 11/3/2045		1,515	1,319
AerCap Ireland Capital DAC 1.65% 10/29/2024		50,868	46,955
AerCap Ireland Capital DAC 6.50% 7/15/2025		4,854	4,923
AerCap Ireland Capital DAC 1.75% 1/30/2026		7,812	6,881
AerCap Ireland Capital DAC 2.45% 10/29/2026		61,735	54,064
AerCap Ireland Capital DAC 3.00% 10/29/2028		58,206	48,869
AerCap Ireland Capital DAC 3.30% 1/30/2032		68,835	53,981
AerCap Ireland Capital DAC 3.40% 10/29/2033		26,819	20,407
AerCap Ireland Capital DAC 3.85% 10/29/2041		8,640	6,139
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 10/29/2023		18,000	17,325
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[1]	EUR	9,525	7,935
Allstate Corp. 0.75% 12/15/2025	USD	2,089	1,855
Allstate Corp. 1.45% 12/15/2030		5,750	4,417
Allstate Corp. 3.85% 8/10/2049		8,600	6,699
Ally Financial, Inc. 5.125% 9/30/2024		3,863	3,827
Ally Financial, Inc. 5.80% 5/1/2025		6,400	6,372
Ally Financial, Inc. 8.00% 11/1/2031		22,786	23,754
Ally Financial, Inc. 8.00% 11/1/2031		11,000	11,386
American Express Co. 3.00% 10/30/2024		20,000	19,355
American Express Co. 1.65% 11/4/2026		6,475	5,746
American Express Co. 2.55% 3/4/2027		8,875	8,087
American Express Co. 5.85% 11/5/2027		36,237	37,789
American Express Co. 4.05% 5/3/2029		13,550	12,933
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[1]		26,522	25,133

6	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American International Group, Inc. 2.50% 6/30/2025	USD	7,000	$6,596
American International Group, Inc. 3.90% 4/1/2026		1,313	1,273
American International Group, Inc. 4.80% 7/10/2045		1,150	1,038
American International Group, Inc. 4.375% 6/30/2050		4,730	4,026
Aon Corp. 2.85% 5/28/2027		3,000	2,760
Aon Corp. 2.60% 12/2/2031		10,750	8,805
Aon Corp. 5.00% 9/12/2032		10,000	9,920
Aon Corp. 3.90% 2/28/2052		1,000	777
Arthur J. Gallagher & Co. 3.50% 5/20/2051		4,395	3,086
Australia & New Zealand Banking Group, Ltd. 5.088% 12/8/2025		9,646	9,696
Australia & New Zealand Banking Group, Ltd. 6.742% 12/8/2032[2]		29,472	29,856
AXA Equitable Holdings, Inc. 3.90% 4/20/2023		3,617	3,605
Banco de Crédito del Perú 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]		11,225	9,885
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 4/17/2025[2]		7,500	7,438
Banco Santander, SA 2.746% 5/28/2025		8,200	7,682
Banco Santander, SA 5.147% 8/18/2025		18,400	18,215
Banco Santander, SA 5.294% 8/18/2027		9,800	9,584
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[1]		7,800	6,672
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]		16,965	14,214
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[1]		1,345	1,331
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[1]		1,108	986
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[1]		41,762	36,994
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		20,900	18,337
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[1]		17,000	16,284
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]		96,779	94,679
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[1]		27,370	28,308
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]		57,555	52,215
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[1]		53,866	45,423
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]		80,349	61,843
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]		44,984	34,463
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031)[1]		26,591	21,347
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[1]		56,825	45,618
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		82,875	64,022
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031)[1]		4,647	3,651
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[1]		14,507	11,725
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[1]		57,079	52,372
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]		52,972	50,448
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[1]		6,000	4,058
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]		32,600	32,361
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]		9,200	7,780
Barclays Bank PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]		725	720
Barclays Bank PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]		29,640	28,755
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048		21,090	18,671
Berkshire Hathaway Finance Corp. 4.25% 1/15/2049		3,000	2,687
Berkshire Hathaway, Inc. 3.125% 3/15/2026		2,100	2,015
Berkshire Hathaway, Inc. 2.30% 3/15/2027		3,291	3,043
Berkshire Hathaway, Inc. 2.875% 3/15/2032		2,032	1,766
Berkshire Hathaway, Inc. 4.50% 2/11/2043		1,500	1,410
Berkshire Hathaway, Inc. 3.85% 3/15/2052		2,253	1,808
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[2]		12,375	12,489
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[2]		3,520	3,559
BNP Paribas 3.375% 1/9/2025[2]		11,000	10,594
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[1,2]		22,650	19,821
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]		37,022	32,612
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]		8,319	6,797
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		67,711	53,107
Canadian Imperial Bank of Commerce (CIBC) 3.60% 4/7/2032		8,369	7,399
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[1]		26,900	25,762

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[1]	USD	16,000	$15,686
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[1]		19,825	19,224
Charles Schwab Corp. 1.65% 3/11/2031		3,150	2,460
Charles Schwab Corp. 5.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.971% on 6/1/2025)[1]		3,750	3,686
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		6,203	4,850
Chubb INA Holdings, Inc. 1.375% 9/15/2030		4,000	3,114
Chubb INA Holdings, Inc. 2.85% 12/15/2051		2,157	1,436
Chubb INA Holdings, Inc. 3.05% 12/15/2061		3,758	2,454
CIT Group, Inc. 3.929% 6/19/2024 (USD-SOFR + 3.827% on 6/19/2023)[1]		35,287	34,987
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]		12,852	11,921
Citigroup, Inc. 4.45% 9/29/2027		400	382
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[1]		46,305	41,812
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[1]		28,503	27,629
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[1]		502	413
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[1]		21,283	17,260
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[1]		6,406	5,073
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[1]		5,991	4,850
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]		17,879	15,340
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[1]		6,042	5,675
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]		75,680	78,314
Commonwealth Bank of Australia 2.688% 3/11/2031[2]		17,450	13,484
Commonwealth Bank of Australia 3.784% 3/14/2032[2]		7,234	5,981
Cooperatieve Rabobank UA 2.75% 1/10/2023		17,000	16,994
Cooperatieve Rabobank UA 2.625% 7/22/2024[2]		5,450	5,231
Corebridge Financial, Inc. 3.50% 4/4/2025[2]		10,376	9,956
Corebridge Financial, Inc. 3.65% 4/5/2027[2]		30,338	28,326
Corebridge Financial, Inc. 3.85% 4/5/2029[2]		37,736	34,448
Corebridge Financial, Inc. 3.90% 4/5/2032[2]		38,591	33,810
Corebridge Financial, Inc. 4.35% 4/5/2042[2]		2,317	1,910
Corebridge Financial, Inc. 4.40% 4/5/2052[2]		7,813	6,231
Crédit Agricole SA 3.75% 4/24/2023[2]		21,000	20,910
Crédit Agricole SA 3.25% 10/4/2024[2]		6,200	5,972
Crédit Agricole SA 4.375% 3/17/2025[2]		3,500	3,384
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]		12,000	10,949
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]		12,327	10,794
Credit Suisse Group AG 3.80% 6/9/2023		44,264	43,110
Credit Suisse Group AG 2.95% 4/9/2025		2,350	2,117
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]		3,418	3,024
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]		26,727	22,849
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]		42,533	34,077
Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,2]		10,000	9,122
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]		12,135	9,745
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		84,353	65,645
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		47,111	32,645
Credit Suisse Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[1,2]		3,817	3,359
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]		38,021	39,034
Danske Bank AS 3.875% 9/12/2023[2]		15,165	14,979
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[1,2]		17,000	14,581
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]		19,150	17,637
Deutsche Bank AG 3.95% 2/27/2023		11,964	11,923
Deutsche Bank AG 0.898% 5/28/2024		15,450	14,455
Deutsche Bank AG 3.70% 5/30/2024		12,900	12,543
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]		89,334	86,305
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[1]		24,716	22,966
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[1]		17,750	16,974
Deutsche Bank AG 4.10% 1/13/2026		16,415	15,794
Deutsche Bank AG 4.10% 1/13/2026		4,936	4,744
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		125,562	110,898
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		49,166	41,749
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]		66,286	56,433
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]		22,275	17,906
Discover Financial Services 3.45% 7/27/2026		4,700	4,334
Discover Financial Services 6.70% 11/29/2032		10,325	10,526

8	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[2,3]	USD	2,000	$2,002
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]		7,450	6,485
Five Corners Funding Trust II 2.85% 5/15/2030[2]		4,300	3,614
GE Capital Funding, LLC 4.55% 5/15/2032		6,190	5,894
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[1]		2,500	2,394
Goldman Sachs Group, Inc. 3.50% 4/1/2025		14,230	13,696
Goldman Sachs Group, Inc. 0.855% 2/12/2026 (USD-SOFR + 0.609% on 2/12/2025)[1]		400	362
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 5.776% 5/15/2026[3]		7,000	6,956
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[1]		19,117	16,872
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		61,000	52,697
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]		92,878	81,332
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[1]		19,312	17,223
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]		47,564	44,375
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[1]		27,589	26,487
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]		5,725	5,240
Goldman Sachs Group, Inc. 2.60% 2/7/2030		3,284	2,748
Goldman Sachs Group, Inc. 3.80% 3/15/2030		9,419	8,489
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]		24,427	18,665
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[1]		14,736	11,787
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]		16,941	13,186
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[1]		3,300	2,614
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]		45,412	36,992
Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[1]		175	145
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]		10,000	6,837
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[1]		10,906	8,057
Groupe BPCE SA 2.75% 1/11/2023[2]		8,600	8,595
Groupe BPCE SA 5.70% 10/22/2023[2]		27,768	27,568
Groupe BPCE SA 4.625% 7/11/2024[2]		20,600	20,060
Groupe BPCE SA 5.15% 7/21/2024[2]		28,454	27,871
Groupe BPCE SA 1.625% 1/14/2025[2]		18,000	16,766
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]		38,255	34,034
Groupe BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]		10,656	9,198
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]		27,339	20,499
Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]		28,736	27,406
HSBC Holdings PLC 2.633% 11/7/2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]		6,600	6,203
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[1]		2,132	1,841
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]		11,240	9,749
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]		22,033	20,860
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]		3,246	2,626
HSBC Holdings PLC 4.95% 3/31/2030		3,150	3,012
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]		21,463	18,829
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[1]		8,369	6,413
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]		40,000	31,040
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[1]		10,500	11,141
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		4,213	3,681
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		36,000	30,809
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 5.824% 2/24/2023[3]		16,000	15,949
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.007% 2/24/2025[3]		2,556	2,409
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		38,773	36,788
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		3,637	3,362
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		360	318
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		12,224	10,945
Intercontinental Exchange, Inc. 4.00% 9/15/2027		259	250
Intercontinental Exchange, Inc. 4.35% 6/15/2029		20,255	19,611
Intercontinental Exchange, Inc. 2.10% 6/15/2030		20,000	16,344
Intercontinental Exchange, Inc. 4.60% 3/15/2033		19,494	18,676
Intercontinental Exchange, Inc. 2.65% 9/15/2040		3,025	2,105
Intercontinental Exchange, Inc. 3.00% 6/15/2050		13,647	9,251
Intercontinental Exchange, Inc. 4.95% 6/15/2052		7,119	6,632

The Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intercontinental Exchange, Inc. 3.00% 9/15/2060	USD	841	$531
Intesa Sanpaolo SpA 3.375% 1/12/2023[2]		42,466	42,445
Intesa Sanpaolo SpA 5.017% 6/26/2024[2]		125,758	120,963
Intesa Sanpaolo SpA 3.25% 9/23/2024[2]		8,260	7,840
Intesa Sanpaolo SpA 7.00% 11/21/2025[2]		20,450	20,879
Intesa Sanpaolo SpA 5.71% 1/15/2026[2]		24,105	23,191
Intesa Sanpaolo SpA 3.875% 7/14/2027[2]		10,275	9,175
Intesa Sanpaolo SpA 3.875% 1/12/2028[2]		4,974	4,391
Intesa Sanpaolo SpA 4.00% 9/23/2029[2]		3,000	2,573
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]		2,525	2,569
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[2]		12,345	10,273
JPMorgan Chase & Co. 3.559% 4/23/2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]		1,125	1,118
JPMorgan Chase & Co. 4.023% 12/5/2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]		7,500	7,391
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[1]		62,749	59,174
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]		155,249	143,845
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]		25,000	25,019
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[1]		22,000	20,380
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[1]		1,500	1,458
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025)[1]		28,414	25,091
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]		20,772	18,275
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[1]		34,000	29,479
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[1]		35,000	31,711
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[1]		66,318	63,435
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]		58,466	57,088
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[1]		41,999	35,150
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[1]		1,000	826
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]		3,692	2,966
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]		30,080	23,852
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]		5,482	4,476
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]		10,752	9,985
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]		27,642	26,401
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[1]		3,972	2,620
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]		7,330	4,986
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]		19,035	16,775
Keb Hana Bank 3.25% 3/30/2027[2]		8,350	7,789
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]		5,920	5,733
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[1]		13,875	12,929
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]		3,525	3,055
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[1]		26,573	24,569
Lloyds Banking Group PLC 4.375% 3/22/2028		2,560	2,434
Lloyds Banking Group PLC 4.55% 8/16/2028		3,500	3,300
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[1]		16,390	15,096
Lloyds Banking Group PLC 7.953% 11/15/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.75% on 11/15/2032)[1]		4,000	4,246
LPL Holdings, Inc. 4.625% 11/15/2027[2]		270	253
LPL Holdings, Inc. 4.375% 5/15/2031[2]		1,800	1,533
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		17,615	17,379
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029		2,460	2,381
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030		4,221	3,466
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		2,192	1,776
Marsh & McLennan Companies, Inc. 4.75% 3/15/2039		750	693
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049		2,450	2,265
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		6,145	3,968
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]		100	108
MetLife, Inc. 3.60% 11/13/2025		100	97
MetLife, Inc. 4.55% 3/23/2030		2,417	2,382

10	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
MetLife, Inc. 4.60% 5/13/2046	USD	800	$723
MetLife, Inc. 5.00% 7/15/2052		1,075	1,030
Metropolitan Life Global Funding I 1.95% 1/13/2023[2]		1,000	999
Metropolitan Life Global Funding I 3.60% 1/11/2024[2]		3,000	2,956
Metropolitan Life Global Funding I 0.95% 7/2/2025[2]		5,764	5,228
Metropolitan Life Global Funding I 3.45% 12/18/2026[2]		2,315	2,167
Metropolitan Life Global Funding I 4.40% 6/30/2027[2]		4,574	4,466
Metropolitan Life Global Funding I 3.00% 9/19/2027[2]		3,500	3,185
Metropolitan Life Global Funding I 3.05% 6/17/2029[2]		5,000	4,444
Metropolitan Life Global Funding I 4.30% 8/25/2029[2]		8,384	7,985
Metropolitan Life Global Funding I 2.95% 4/9/2030[2]		980	852
Metropolitan Life Global Funding I 1.55% 1/7/2031[2]		2,284	1,777
Metropolitan Life Global Funding I 2.40% 1/11/2032[2]		3,250	2,622
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[1]		17,000	15,642
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[1]		35,000	30,386
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[1]		12,800	11,102
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[1]		18,000	15,868
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[1]		19,000	17,942
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]		7,741	7,414
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[1]		26,000	22,681
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[1]		16,070	15,995
Mizuho Financial Group, Ltd. 3.549% 3/5/2023		17,000	16,963
Moody’s Corp. 4.25% 8/8/2032		4,220	3,956
Morgan Stanley 3.125% 1/23/2023		10,000	9,991
Morgan Stanley 0.529% 1/25/2024 (USD-SOFR + 0.455% on 1/25/2023)[1]		20,000	19,866
Morgan Stanley 3.737% 4/24/2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]		57,500	57,196
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]		1,640	1,569
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[1]		995	917
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[1]		15,000	13,952
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[1]		920	905
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[1]		10,501	9,212
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		15,170	13,325
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]		85,147	73,993
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[1]		32,426	28,858
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[1]		33,843	32,240
Morgan Stanley 3.591% 7/22/2028[1]		1,200	1,103
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[1]		13,565	14,027
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[1]		461	382
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]		20,000	15,077
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]		5,104	3,863
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]		32,233	24,806
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]		15,625	12,269
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[1]		28,290	22,959
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[1]		18,010	16,974
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[1]		5,583	5,868
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[1]		28,326	25,977
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[1]		5,708	4,246
MSCI, Inc. 3.625% 9/1/2030[2]		16,200	13,495
MSCI, Inc. 3.25% 8/15/2033[2]		15,450	11,954
Muenchener Rueckversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,2]		9,000	9,010
National Australia Bank, Ltd. 2.875% 4/12/2023		13,200	13,142
National Australia Bank, Ltd. 2.332% 8/21/2030[2]		5,000	3,817
Nationwide Building Society 3.766% 3/8/2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[1,2]		5,000	4,973
Nationwide Building Society 4.363% 8/1/2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[1,2]		33,400	32,971
Navient Corp. 5.50% 1/25/2023		7,000	6,999
Navient Corp. 5.875% 10/25/2024		1,000	969

The Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Navient Corp. 6.75% 6/25/2025	USD	5,000	$4,808
Navient Corp. 5.00% 3/15/2027		6,250	5,482
Navient Corp. 5.625% 8/1/2033		3,000	2,143
New York Life Global Funding 0.95% 6/24/2025[2]		1,403	1,272
New York Life Global Funding 0.85% 1/15/2026[2]		32,280	28,719
New York Life Global Funding 3.25% 4/7/2027[2]		22,000	20,722
New York Life Global Funding 3.00% 1/10/2028[2]		2,250	2,073
New York Life Global Funding 1.20% 8/7/2030[2]		15,487	11,903
New York Life Global Funding 1.85% 8/1/2031[2]		2,250	1,769
Nordea Bank AB 3.60% 6/6/2025[2]		7,360	7,109
Northern Trust Corp. 6.125% 11/2/2032		26,743	28,285
Northwestern Mutual Global Funding 0.80% 1/14/2026[2]		16,382	14,512
OneMain Holdings, Inc. 7.125% 3/15/2026		9,300	8,864
PNC Bank 3.50% 6/8/2023		17,840	17,735
PNC Financial Services Group, Inc. 3.50% 1/23/2024		11,700	11,531
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[1]		41,260	43,089
Power Financial Corp., Ltd. 4.50% 6/18/2029		5,000	4,628
Power Financial Corp., Ltd. 3.95% 4/23/2030		32,000	28,151
Power Financial Corp., Ltd. 3.35% 5/16/2031		8,670	7,205
PRICOA Global Funding I 3.45% 9/1/2023[2]		11,825	11,695
Prudential Financial, Inc. 3.905% 12/7/2047		850	681
Prudential Financial, Inc. 4.418% 3/27/2048		1,000	854
Prudential Financial, Inc. 4.35% 2/25/2050		4,155	3,540
Prudential Financial, Inc. 3.70% 3/13/2051		10,665	8,192
Rede D’Or Finance SARL 4.50% 1/22/2030[2]		3,800	3,276
Royal Bank of Canada 0.75% 10/7/2024		10,780	10,030
Royal Bank of Canada 3.625% 5/4/2027		5,915	5,631
Royal Bank of Canada 6.00% 11/1/2027		16,034	16,744
Royal Bank of Canada 2.30% 11/3/2031		10,000	8,069
Royal Bank of Scotland PLC 4.65% 6/25/2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[1]		14,130	14,001
Royal Bank of Scotland PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]		7,500	6,714
Royal Bank of Scotland PLC 5.076% 1/27/2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[1]		2,650	2,502
Royal Bank of Scotland PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]		11,600	10,528
Santander Holdings USA, Inc. 3.50% 6/7/2024		13,325	12,953
Santander Holdings USA, Inc. 2.49% 1/6/2028[1]		21,875	18,797
Springleaf Finance Corp. 6.125% 3/15/2024		500	485
Starwood Property Trust, Inc. 5.50% 11/1/2023[2]		2,295	2,278
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[1]		7,706	7,972
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[1]		10,825	10,032
Sumitomo Mitsui Banking Corp. 3.102% 1/17/2023		28,940	28,922
Sumitomo Mitsui Banking Corp. 2.174% 1/14/2027		6,775	6,015
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]		11,614	7,372
Synchrony Bank 5.40% 8/22/2025		17,000	16,701
Synchrony Bank 5.625% 8/23/2027		17,000	16,593
Synchrony Financial 4.375% 3/19/2024		5,825	5,723
Toronto-Dominion Bank 0.75% 9/11/2025		23,900	21,356
Toronto-Dominion Bank 3.20% 3/10/2032		2,333	2,015
Toronto-Dominion Bank 4.456% 6/8/2032		15,133	14,470
Travelers Companies, Inc. 4.00% 5/30/2047		2,250	1,830
Travelers Companies, Inc. 4.10% 3/4/2049		1,500	1,228
Travelers Companies, Inc. 2.55% 4/27/2050		3,815	2,375
U.S. Bancorp 2.40% 7/30/2024		19,000	18,277
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[1]		16,000	15,652
U.S. Bank NA 2.85% 1/23/2023		21,000	20,981
U.S. Bank NA 3.40% 7/24/2023		13,125	13,008
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,2]		2,360	2,321
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]		20,772	18,213

12	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[1,2]	USD	50,000	$48,390
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]		22,475	19,364
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[1,2]		8,300	7,956
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]		2,600	2,209
UniCredit SpA 4.625% 4/12/2027[2]		17,010	15,943
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]		29,477	25,918
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[1,2]		8,430	7,368
VEB Finance, Ltd. 6.80% 11/22/2025[2,4,5]		500	—	[6]
Vigorous Champion International, Ltd. 4.25% 5/28/2029		2,263	2,035
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]		54,292	51,380
Wells Fargo & Company 3.00% 4/22/2026		34,533	32,341
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[1]		9,960	9,689
Wells Fargo & Company 3.00% 10/23/2026		3,301	3,055
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]		38,880	36,112
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		71,109	65,975
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[1]		1,300	1,149
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]		52,702	51,561
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]		22,424	19,095
Wells Fargo & Company 2.572% 2/11/2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]		1,715	1,424
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]		52,025	43,965
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]		11,720	11,163
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		79,982	68,142
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		10,000	9,175
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]		11,339	9,744
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]		20,125	15,000
Willis North America, Inc. 4.65% 6/15/2027		8,185	7,919
Willis North America, Inc. 3.875% 9/15/2049		4,700	3,356
			6,491,613

Utilities 4.61%
AEP Texas, Inc. 3.45% 5/15/2051		6,219	4,417
AEP Transmission Co., LLC 3.10% 12/1/2026		12,269	11,518
AEP Transmission Co., LLC 3.65% 4/1/2050		110	84
AEP Transmission Co., LLC 2.75% 8/15/2051		975	623
AES Panama Generation Holdings SRL 4.375% 5/31/2030[2]		8,565	7,460
Alabama Power Co. 3.00% 3/15/2052		31,710	21,080
Alfa Desarrollo SpA 4.55% 9/27/2051[2]		5,709	4,348
Alliant Energy Finance, LLC 3.60% 3/1/2032[2]		21,151	18,295
Ameren Corp. 2.50% 9/15/2024		1,616	1,547
American Electric Power Company, Inc. 1.00% 11/1/2025		3,075	2,750
American Electric Power Company, Inc. 4.30% 12/1/2028		31,133	29,796
American Electric Power Company, Inc. 3.25% 3/1/2050		22,050	14,910
American Transmission Systems, Inc. 2.65% 1/15/2032[2]		1,695	1,396
Atlantic City Electric Co. 2.30% 3/15/2031		2,175	1,777
Baltimore Gas & Electric 4.55% 6/1/2052		3,150	2,800
Berkshire Hathaway Energy Company 2.80% 1/15/2023		8,650	8,644
Berkshire Hathaway Energy Company 4.50% 2/1/2045		200	175
Calpine Corp. 5.25% 6/1/2026[2]		3,398	3,242
Calpine Corp. 4.50% 2/15/2028[2]		4,000	3,577
CenterPoint Energy, Inc. 2.65% 6/1/2031		15,737	13,033
CenterPoint Energy, Inc. 3.70% 9/1/2049		2,775	2,073
CenterPoint Energy, Inc. 3.60% 3/1/2052		10,642	8,231
Cleveland Electric Illuminating Co. 4.55% 11/15/2030[2]		5,500	5,160
CMS Energy Corp. 3.00% 5/15/2026		6,667	6,213
CMS Energy Corp. 3.45% 8/15/2027		6,324	5,874
Colbun SA 3.95% 10/11/2027[2]		8,215	7,667

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Comisión Federal de Electricidad 4.688% 5/15/2029[2]	USD	30,765	$27,345
Comisión Federal de Electricidad 3.875% 7/26/2033[2]		7,530	5,729
Connecticut Light and Power Co. 3.20% 3/15/2027		1,882	1,768
Connecticut Light and Power Co. 2.05% 7/1/2031		12,036	9,696
Consumers Energy Co. 3.60% 8/15/2032		39,463	36,070
Consumers Energy Co. 3.25% 8/15/2046		7,918	5,737
Consumers Energy Co. 3.75% 2/15/2050		7,594	5,961
Consumers Energy Co. 3.10% 8/15/2050		10,243	7,163
Consumers Energy Co. 3.50% 8/1/2051		939	712
Consumers Energy Co. 2.65% 8/15/2052		21,154	13,412
Dominion Resources, Inc. 3.30% 3/15/2025		2,113	2,029
Dominion Resources, Inc. 3.375% 4/1/2030		20,716	18,303
Dominion Resources, Inc., junior subordinated, 3.071% 8/15/2024[1]		17,600	16,970
DPL, Inc. 4.125% 7/1/2025		1,040	979
DTE Electric Co. 2.625% 3/1/2031		9,112	7,770
DTE Electric Co. 3.70% 3/15/2045		657	523
DTE Electric Co. 3.65% 3/1/2052		3,213	2,501
DTE Energy Company 2.85% 10/1/2026		6,100	5,628
DTE Energy Company 1.90% 4/1/2028		1,505	1,311
DTE Energy Company 2.25% 3/1/2030		24,350	20,521
DTE Energy Company 3.00% 3/1/2032		34,637	29,970
DTE Energy Company 2.95% 3/1/2050		1,994	1,362
Duke Energy Carolinas, LLC 2.45% 8/15/2029		32,831	28,221
Duke Energy Carolinas, LLC 2.55% 4/15/2031		3,362	2,815
Duke Energy Carolinas, LLC 3.20% 8/15/2049		77	54
Duke Energy Corp. 5.00% 12/8/2027		1,375	1,370
Duke Energy Corp. 4.50% 8/15/2032		82,915	77,915
Duke Energy Corp. 3.50% 6/15/2051		7,365	5,147
Duke Energy Corp. 5.00% 8/15/2052		4,243	3,788
Duke Energy Florida, LLC 2.50% 12/1/2029		6,857	5,876
Duke Energy Florida, LLC 1.75% 6/15/2030		9,021	7,192
Duke Energy Florida, LLC 3.00% 12/15/2051		8,684	5,862
Duke Energy Florida, LLC 5.95% 11/15/2052		2,500	2,677
Duke Energy Ohio, Inc. 2.125% 6/1/2030		5,250	4,297
Duke Energy Progress, LLC 3.375% 9/1/2023		786	778
Duke Energy Progress, LLC 2.00% 8/15/2031		8,701	6,897
Duke Energy Progress, LLC 2.50% 8/15/2050		4,000	2,418
Duke Energy Progress, LLC 2.90% 8/15/2051		3,675	2,424
Edison International 3.55% 11/15/2024		19,734	19,065
Edison International 4.95% 4/15/2025		6,354	6,255
Edison International 5.75% 6/15/2027		26,671	26,795
Edison International 4.125% 3/15/2028		55,990	52,043
Edison International 6.95% 11/15/2029		17,400	18,211
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	EUR	15,000	12,566
Emera US Finance, LP 0.833% 6/15/2024	USD	3,750	3,502
Emera US Finance, LP 2.639% 6/15/2031		27,050	21,246
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]		2,350	2,265
Empresas Publicas de Medellin ESP 4.25% 7/18/2029		990	788
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[2]		846	673
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[2]		8,203	6,388
Enel Chile SA 4.875% 6/12/2028		3,045	2,973
Enel Finance America, LLC 7.10% 10/14/2027[2]		30,000	31,073
Enel Finance International SA 7.50% 10/14/2032[2]		12,425	13,168
Engie Energia Chile SA 3.40% 1/28/2030[2]		7,054	5,772
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[2]		8,250	7,196
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[2]		24,093	19,556
Entergy Corp. 3.12% 9/1/2027		4,780	4,410
Entergy Corp. 1.90% 6/15/2028		34,227	28,996
Entergy Corp. 1.60% 12/15/2030		1,700	1,310
Entergy Corp. 2.40% 6/15/2031		24,551	19,561
Entergy Louisiana, LLC 2.35% 6/15/2032		4,469	3,564
Entergy Louisiana, LLC 2.90% 3/15/2051		17,647	11,371
Entergy Louisiana, LLC 4.75% 9/15/2052		10,462	9,447
Entergy Texas, Inc. 1.75% 3/15/2031		3,450	2,698
Exelon Corp. 4.10% 3/15/2052		1,725	1,388
FirstEnergy Corp. 2.05% 3/1/2025		25,920	24,058

14	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
FirstEnergy Corp. 1.60% 1/15/2026	USD	54,542	$48,312
FirstEnergy Corp. 3.50% 4/1/2028[2]		15,958	14,569
FirstEnergy Corp. 4.10% 5/15/2028[2]		6,025	5,681
FirstEnergy Corp. 2.65% 3/1/2030		64,440	52,655
FirstEnergy Corp. 2.25% 9/1/2030		117,043	93,105
FirstEnergy Corp. 3.40% 3/1/2050		8,323	5,506
FirstEnergy Corp., Series B, 4.40% 7/15/2027 (4.15% on 1/15/2023)[1]		91,819	85,616
FirstEnergy Transmission, LLC 4.35% 1/15/2025[2]		1,260	1,229
FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]		74,825	65,428
Florida Power & Light Company 2.45% 2/3/2032		27,446	22,941
Florida Power & Light Company 2.875% 12/4/2051		29,905	20,200
Georgia Power Co. 3.70% 1/30/2050		625	468
Gulf Power Co. 3.30% 5/30/2027		10,000	9,417
Interchile SA 4.50% 6/30/2056[2]		2,443	2,023
Israel Electric Corp., Ltd. 4.25% 8/14/2028[2]		25,000	23,672
Israel Electric Corp., Ltd. 3.75% 2/22/2032[2]		2,160	1,898
Israel Electric Corp., Ltd. 8.10% 12/15/2096[2]		6,250	7,011
ITC Holdings Corp. 4.95% 9/22/2027[2]		225	222
ITC Holdings Corp. 3.35% 11/15/2027		18,634	17,188
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]		4,480	4,332
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]		7,574	6,136
Metropolitan Edison Co. 4.30% 1/15/2029[2]		5,000	4,704
MidAmerican Energy Holdings Co. 3.10% 5/1/2027		2,273	2,132
MidAmerican Energy Holdings Co. 3.65% 4/15/2029		2,300	2,155
MidAmerican Energy Holdings Co. 3.65% 8/1/2048		1,449	1,144
MidAmerican Energy Holdings Co. 2.70% 8/1/2052		3,177	2,049
Mississippi Power Co. 3.95% 3/30/2028		4,100	3,852
Mississippi Power Co. 4.25% 3/15/2042		14,426	11,762
Monongahela Power Co. 3.55% 5/15/2027[2]		4,800	4,519
NextEra Energy Capital Holdings, Inc. 0.65% 3/1/2023		48,050	47,724
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027		16,625	14,737
NextEra Energy Capital Holdings, Inc. 2.75% 11/1/2029		2,563	2,222
NextEra Energy Partners, LP 4.25% 7/15/2024[2]		4,715	4,581
NextEra Energy Partners, LP 3.875% 10/15/2026[2]		3,535	3,242
NiSource Finance Corp. 5.00% 6/15/2052		1,856	1,698
Northern States Power Co. 2.90% 3/1/2050		873	601
Northern States Power Co. 2.60% 6/1/2051		28,026	17,894
Northern States Power Co. 4.50% 6/1/2052		2,825	2,576
NRG Energy, Inc. 3.625% 2/15/2031[2]		5,000	3,810
NRG Energy, Inc. 3.875% 2/15/2032[2]		3,000	2,259
Oncor Electric Delivery Company, LLC 0.55% 10/1/2025		8,100	7,238
Oncor Electric Delivery Company, LLC 2.75% 5/15/2030		1,950	1,703
Oncor Electric Delivery Company, LLC 4.15% 6/1/2032[2]		178	169
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032[2]		15,932	15,648
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051		10,254	6,746
Pacific Gas and Electric Co. 3.25% 6/15/2023		3,421	3,384
Pacific Gas and Electric Co. 4.25% 8/1/2023		508	506
Pacific Gas and Electric Co. 3.85% 11/15/2023		3,800	3,747
Pacific Gas and Electric Co. 3.40% 8/15/2024		13,465	12,929
Pacific Gas and Electric Co. 3.50% 6/15/2025		5,102	4,818
Pacific Gas and Electric Co. 3.45% 7/1/2025		3,830	3,629
Pacific Gas and Electric Co. 3.15% 1/1/2026		140,783	130,969
Pacific Gas and Electric Co. 2.95% 3/1/2026		57,398	52,670
Pacific Gas and Electric Co. 3.30% 3/15/2027		31,462	28,033
Pacific Gas and Electric Co. 2.10% 8/1/2027		47,540	40,673
Pacific Gas and Electric Co. 3.30% 12/1/2027		56,739	50,166
Pacific Gas and Electric Co. 3.00% 6/15/2028		28,500	24,693
Pacific Gas and Electric Co. 3.75% 7/1/2028		33,012	29,341
Pacific Gas and Electric Co. 4.65% 8/1/2028		48,518	44,699
Pacific Gas and Electric Co. 4.55% 7/1/2030		179,513	163,131
Pacific Gas and Electric Co. 2.50% 2/1/2031		152,153	118,400
Pacific Gas and Electric Co. 3.25% 6/1/2031		38,007	30,986
Pacific Gas and Electric Co. 3.30% 8/1/2040		29,622	20,157
Pacific Gas and Electric Co. 3.75% 8/15/2042		37,185	25,076
Pacific Gas and Electric Co. 3.50% 8/1/2050		49,863	31,160
PECO Energy Co. 2.80% 6/15/2050		10,000	6,588
PG&E Corp. 5.00% 7/1/2028		9,485	8,674

The Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
PG&E Corp. 5.25% 7/1/2030	USD	3,450	$3,145
Progress Energy, Inc. 7.00% 10/30/2031		8,568	9,372
Public Service Company of Colorado 3.70% 6/15/2028		1,286	1,226
Public Service Company of Colorado 1.90% 1/15/2031		1,256	1,011
Public Service Company of Colorado 1.875% 6/15/2031		35,565	28,401
Public Service Company of Colorado 2.70% 1/15/2051		3,608	2,341
Public Service Electric and Gas Co. 0.95% 3/15/2026		17,350	15,423
Public Service Electric and Gas Co. 3.65% 9/1/2028		2,978	2,809
Public Service Electric and Gas Co. 3.20% 5/15/2029		6,374	5,796
Public Service Electric and Gas Co. 2.45% 1/15/2030		4,830	4,155
Public Service Electric and Gas Co. 1.90% 8/15/2031		4,425	3,530
Public Service Electric and Gas Co. 3.10% 3/15/2032		32,500	28,502
Public Service Electric and Gas Co. 4.90% 12/15/2032		5,551	5,579
Public Service Electric and Gas Co. 3.15% 1/1/2050		15,000	10,568
Public Service Electric and Gas Co. 2.05% 8/1/2050		18,843	10,592
Public Service Enterprise Group, Inc. 2.45% 11/15/2031		3,896	3,124
Public Service Enterprise Group, Inc. 3.20% 8/1/2049		2,475	1,780
San Diego Gas & Electric Co. 3.32% 4/15/2050		2,025	1,457
Southern California Edison Co. 1.10% 4/1/2024		28,652	27,226
Southern California Edison Co. 1.20% 2/1/2026		20,000	17,758
Southern California Edison Co. 4.70% 6/1/2027		28,823	28,270
Southern California Edison Co. 5.85% 11/1/2027		3,868	3,988
Southern California Edison Co. 3.65% 3/1/2028		15,563	14,538
Southern California Edison Co. 4.20% 3/1/2029		28,275	26,952
Southern California Edison Co. 2.85% 8/1/2029		67,852	59,115
Southern California Edison Co. 2.25% 6/1/2030		31,087	25,673
Southern California Edison Co. 2.50% 6/1/2031		25,013	20,674
Southern California Edison Co. 2.75% 2/1/2032		24,738	20,784
Southern California Edison Co. 5.95% 11/1/2032		3,425	3,630
Southern California Edison Co. 6.00% 1/15/2034		10,039	10,519
Southern California Edison Co. 5.75% 4/1/2035		6,666	6,662
Southern California Edison Co. 5.35% 7/15/2035		30,475	29,610
Southern California Edison Co. 5.625% 2/1/2036		5,649	5,518
Southern California Edison Co. 5.55% 1/15/2037		6,946	6,819
Southern California Edison Co. 5.95% 2/1/2038		12,088	12,247
Southern California Edison Co. 4.50% 9/1/2040		20,920	17,954
Southern California Edison Co. 4.00% 4/1/2047		25,040	19,684
Southern California Edison Co. 4.125% 3/1/2048		16,764	13,457
Southern California Edison Co. 4.875% 3/1/2049		1,925	1,703
Southern California Edison Co. 3.65% 2/1/2050		42,825	31,475
Southern California Edison Co. 2.95% 2/1/2051		10,000	6,450
Southern California Edison Co. 3.65% 6/1/2051		11,713	8,573
Southern California Edison Co., Series C, 3.60% 2/1/2045		12,979	9,364
Southern California Gas Company 2.55% 2/1/2030		6,775	5,781
Southwestern Electric Power Co. 1.65% 3/15/2026		12,675	11,351
Southwestern Electric Power Co. 3.25% 11/1/2051		13,364	8,844
Talen Energy Corp. 7.25% 5/15/2027[2]		12,024	12,500
Talen Energy Corp. 6.625% 1/15/2028[2]		8,215	8,413
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.008% 11/13/2023[3,7]		2,910	2,939
Talen Energy Supply, LLC 7.625% 6/1/2028[2]		1,590	1,661
Union Electric Co. 2.15% 3/15/2032		12,550	9,954
Union Electric Co. 2.625% 3/15/2051		1,494	948
Union Electric Co. 3.90% 4/1/2052		7,318	5,935
Virginia Electric and Power Co. 2.95% 11/15/2026		3,000	2,800
Virginia Electric and Power Co. 2.875% 7/15/2029		6,742	5,952
Virginia Electric and Power Co. 2.30% 11/15/2031		14,022	11,321
Virginia Electric and Power Co. 2.40% 3/30/2032		16,412	13,306
Virginia Electric and Power Co. 2.45% 12/15/2050		16,091	9,607
Vistra Operations Co., LLC 3.55% 7/15/2024[2]		8,000	7,677
Vistra Operations Co., LLC 5.00% 7/31/2027[2]		1,000	930
WEC Energy Group, Inc. 5.15% 10/1/2027		18,800	19,035
WEC Energy Group, Inc. 2.20% 12/15/2028		9,475	8,039
Wisconsin Power and Light Co. 1.95% 9/16/2031		15,450	12,160
Wisconsin Power and Light Co. 3.95% 9/1/2032		10,120	9,293
Wisconsin Power and Light Co. 3.65% 4/1/2050		2,675	1,973
Xcel Energy, Inc. 3.35% 12/1/2026		8,718	8,199

16	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Xcel Energy, Inc. 1.75% 3/15/2027	USD	21,179	$18,583
Xcel Energy, Inc. 2.60% 12/1/2029		23,312	19,957
Xcel Energy, Inc. 3.40% 6/1/2030		8,601	7,693
Xcel Energy, Inc. 2.35% 11/15/2031		40,475	32,452
Xcel Energy, Inc. 4.60% 6/1/2032		30,368	29,093
Xcel Energy, Inc. 3.50% 12/1/2049		18,894	13,869
			3,277,141

Consumer discretionary 3.63%
Allied Universal Holdco, LLC 4.625% 6/1/2028[2]		2,105	1,743
Amazon.com, Inc. 3.30% 4/13/2027		11,359	10,797
Amazon.com, Inc. 1.20% 6/3/2027		4,519	3,920
Amazon.com, Inc. 1.65% 5/12/2028		25,000	21,507
Amazon.com, Inc. 3.45% 4/13/2029		8,434	7,896
Amazon.com, Inc. 1.50% 6/3/2030		6,278	5,059
Amazon.com, Inc. 2.10% 5/12/2031		25,000	20,480
Amazon.com, Inc. 3.60% 4/13/2032		37,880	34,777
Amazon.com, Inc. 4.70% 12/1/2032		14,370	14,270
Amazon.com, Inc. 3.875% 8/22/2037		550	489
Amazon.com, Inc. 2.875% 5/12/2041		5,827	4,371
Amazon.com, Inc. 3.10% 5/12/2051		33,000	23,668
American Honda Finance Corp. 1.20% 7/8/2025		10,182	9,316
Atlas LuxCo 4 SARL 4.625% 6/1/2028[2]		1,610	1,307
Bath & Body Works, Inc. 6.875% 11/1/2035		4,500	4,008
Bath & Body Works, Inc. 6.75% 7/1/2036		4,800	4,227
Bayerische Motoren Werke AG 3.80% 4/6/2023[2]		1,985	1,981
Bayerische Motoren Werke AG 3.45% 4/12/2023[2]		16,128	16,058
Bayerische Motoren Werke AG 3.90% 4/9/2025[2]		21,240	20,800
Bayerische Motoren Werke AG 1.25% 8/12/2026[2]		600	525
Bayerische Motoren Werke AG 3.45% 4/1/2027[2]		1,300	1,229
Bayerische Motoren Werke AG 2.55% 4/1/2031[2]		14,011	11,605
Bayerische Motoren Werke AG 1.95% 8/12/2031[2]		3,500	2,743
Bayerische Motoren Werke AG 3.70% 4/1/2032[2]		8,750	7,844
Carnival Corp. 10.50% 2/1/2026[2]		1,250	1,258
Carnival Corp. 4.00% 8/1/2028[2]		1,000	817
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]		18,000	17,299
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]		29,500	27,399
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]		11,275	10,825
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[2]		10,500	9,266
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]		19,522	18,273
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]		24,969	21,029
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]		62,028	48,245
DaimlerChrysler North America Holding Corp. 1.75% 3/10/2023[2]		18,000	17,894
DaimlerChrysler North America Holding Corp. 3.65% 2/22/2024[2]		9,710	9,548
DaimlerChrysler North America Holding Corp. 0.75% 3/1/2024[2]		18,720	17,783
DaimlerChrysler North America Holding Corp. 2.70% 6/14/2024[2]		19,050	18,405
Ford Motor Co. 2.30% 2/10/2025		33,110	30,282
Ford Motor Co. 2.90% 2/10/2029		65,800	52,642
Ford Motor Co. 6.10% 8/19/2032		25,000	23,132
Ford Motor Co. 4.75% 1/15/2043		1,000	720
Ford Motor Credit Company, LLC 3.81% 1/9/2024		3,935	3,833
Ford Motor Credit Company, LLC 5.584% 3/18/2024		423	418
Ford Motor Credit Company, LLC 3.664% 9/8/2024		5,756	5,493
Ford Motor Credit Company, LLC 5.125% 6/16/2025		1,000	964
Ford Motor Credit Company, LLC 4.134% 8/4/2025		400	375
Ford Motor Credit Company, LLC 4.542% 8/1/2026		18,000	16,616
Ford Motor Credit Company, LLC 2.70% 8/10/2026		66,960	58,232
Ford Motor Credit Company, LLC 4.271% 1/9/2027		41,650	37,743
Ford Motor Credit Company, LLC 4.95% 5/28/2027		9,920	9,273
Ford Motor Credit Company, LLC 4.125% 8/17/2027		19,805	17,771
Ford Motor Credit Company, LLC 3.815% 11/2/2027		5,575	4,909
Ford Motor Credit Company, LLC 7.35% 11/4/2027		93,397	95,937
Ford Motor Credit Company, LLC 2.90% 2/16/2028		13,400	11,084
Ford Motor Credit Company, LLC 3.625% 6/17/2031		2,000	1,574
General Motors Company 6.125% 10/1/2025		28,548	29,083
General Motors Company 6.80% 10/1/2027		17,934	18,645
General Motors Company 5.40% 10/15/2029		16,960	16,223

The Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Company 5.60% 10/15/2032	USD	16,000	$14,910
General Motors Company 6.75% 4/1/2046		4,000	3,853
General Motors Company 5.40% 4/1/2048		4,000	3,286
General Motors Financial Co. 3.25% 1/5/2023		22,403	22,402
General Motors Financial Co. 3.70% 5/9/2023		15,126	15,053
General Motors Financial Co. 4.15% 6/19/2023		14,010	13,938
General Motors Financial Co. 1.05% 3/8/2024		3,356	3,188
General Motors Financial Co. 3.80% 4/7/2025		10,383	10,032
General Motors Financial Co. 2.75% 6/20/2025		24,892	23,324
General Motors Financial Co. 1.25% 1/8/2026		6,450	5,687
General Motors Financial Co. 1.50% 6/10/2026		76,846	66,827
General Motors Financial Co. 4.00% 10/6/2026		7,285	6,867
General Motors Financial Co. 2.35% 2/26/2027		42,397	37,085
General Motors Financial Co. 2.70% 8/20/2027		37,175	32,554
General Motors Financial Co. 2.40% 4/10/2028		12,928	10,895
General Motors Financial Co. 2.40% 10/15/2028		40,580	33,723
General Motors Financial Co. 4.30% 4/6/2029		13,600	12,209
General Motors Financial Co. 3.60% 6/21/2030		1,735	1,464
General Motors Financial Co. 2.35% 1/8/2031		34,807	26,322
General Motors Financial Co. 2.70% 6/10/2031		27,854	21,406
Grand Canyon University 4.125% 10/1/2024		25,000	23,512
Hanesbrands, Inc. 4.625% 5/15/2024[2]		5,430	5,268
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[2]		13,960	11,708
Hilton Worldwide Holdings, Inc. 3.625% 2/15/2032[2]		11,040	8,861
Home Depot, Inc. 3.90% 12/6/2028		831	802
Home Depot, Inc. 2.95% 6/15/2029		42,205	38,273
Home Depot, Inc. 2.70% 4/15/2030		25,000	21,858
Home Depot, Inc. 1.375% 3/15/2031		26,220	20,376
Home Depot, Inc. 3.125% 12/15/2049		5	4
Home Depot, Inc. 3.35% 4/15/2050		110	81
Home Depot, Inc. 2.375% 3/15/2051		14,847	8,923
Hyundai Capital America 2.375% 2/10/2023[2]		21,815	21,767
Hyundai Capital America 0.80% 4/3/2023[2]		4,200	4,151
Hyundai Capital America 5.75% 4/6/2023[2]		10,000	10,007
Hyundai Capital America 1.25% 9/18/2023[2]		18,902	18,324
Hyundai Capital America 0.875% 6/14/2024[2]		17,000	15,865
Hyundai Capital America 1.00% 9/17/2024[2]		15,600	14,423
Hyundai Capital America 2.65% 2/10/2025[2]		28,554	26,876
Hyundai Capital America 5.875% 4/7/2025[2]		10,000	10,048
Hyundai Capital America 1.80% 10/15/2025[2]		56,387	50,772
Hyundai Capital America 1.30% 1/8/2026[2]		17,000	14,886
Hyundai Capital America 1.50% 6/15/2026[2]		39,691	34,435
Hyundai Capital America 1.65% 9/17/2026[2]		38,800	34,151
Hyundai Capital America 3.00% 2/10/2027[2]		19,717	17,723
Hyundai Capital America 2.375% 10/15/2027[2]		14,154	12,131
Hyundai Capital America 1.80% 1/10/2028[2]		15,718	12,915
Hyundai Capital America 2.00% 6/15/2028[2]		49,163	40,129
Hyundai Capital America 2.10% 9/15/2028[2]		14,290	11,754
Hyundai Capital Services, Inc. 2.125% 4/24/2025[2]		5,225	4,782
Hyundai Capital Services, Inc. 1.25% 2/8/2026[2]		6,570	5,714
International Game Technology PLC 6.50% 2/15/2025[2]		1,560	1,572
International Game Technology PLC 4.125% 4/15/2026[2]		2,115	1,975
International Game Technology PLC 6.25% 1/15/2027[2]		3,500	3,479
International Game Technology PLC 5.25% 1/15/2029[2]		6,940	6,479
KB Home 6.875% 6/15/2027		5,000	5,038
KIA Corp. 2.375% 2/14/2025[2]		9,995	9,282
Lennar Corp. 4.50% 4/30/2024		3,015	2,976
Lowe’s Companies, Inc. 1.30% 4/15/2028		684	570
Lowe’s Companies, Inc. 4.05% 5/3/2047		2,427	1,909
Lowe’s Companies, Inc. 3.00% 10/15/2050		3,151	2,018
M.D.C. Holdings, Inc. 6.00% 1/15/2043		7,475	6,100
Marriott International, Inc. 5.75% 5/1/2025		1,196	1,207
Marriott International, Inc. 3.125% 6/15/2026		1,235	1,158
Marriott International, Inc. 5.00% 10/15/2027		20,771	20,531
Marriott International, Inc. 2.85% 4/15/2031		16,535	13,430
Marriott International, Inc. 2.75% 10/15/2033		58,067	44,465
McDonald’s Corp. 3.70% 1/30/2026		135	131

18	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
McDonald’s Corp. 3.50% 3/1/2027	USD	185	$176
McDonald’s Corp. 2.125% 3/1/2030		5,793	4,859
McDonald’s Corp. 4.60% 9/9/2032		11,855	11,629
McDonald’s Corp. 4.45% 9/1/2048		1,750	1,531
McDonald’s Corp. 3.625% 9/1/2049		6,857	5,191
McDonald’s Corp. 4.20% 4/1/2050		5,396	4,518
McDonald’s Corp. 5.15% 9/9/2052		4,880	4,708
Meituan Dianping 2.125% 10/28/2025[2]		5,041	4,465
Meituan Dianping 3.05% 10/28/2030[2]		17,000	13,126
Meituan Dianping 3.05% 10/28/2030		15,000	11,582
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[2]		1,667	1,678
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[2]		1,050	1,057
MGM Resorts International 6.75% 5/1/2025		3,000	3,020
Morongo Band of Mission Indians 7.00% 10/1/2039[2]		11,225	11,888
NIKE, Inc. 2.40% 3/27/2025		8,656	8,275
NIKE, Inc. 3.25% 3/27/2040		5,469	4,466
Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[2]		16,200	14,772
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[2]		36,749	30,724
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[2]		22,725	17,698
Nissan Motor Co., Ltd. 3.043% 9/15/2023[2]		8,756	8,581
Nissan Motor Co., Ltd. 3.522% 9/17/2025[2]		48,235	44,853
Nissan Motor Co., Ltd. 2.00% 3/9/2026[2]		31,075	26,757
Nissan Motor Co., Ltd. 4.345% 9/17/2027[2]		4,535	4,119
Nissan Motor Co., Ltd. 2.75% 3/9/2028[2]		39,575	32,117
Nissan Motor Co., Ltd. 4.81% 9/17/2030[2]		22,600	19,230
President & Fellows of Harvard College 2.517% 10/15/2050		5,500	3,597
QVC, Inc. 4.85% 4/1/2024		6,050	5,607
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2]		2,500	2,687
S.A.C.I. Falabella 3.75% 10/30/2027[2]		8,295	7,508
Sally Holdings, LLC 5.625% 12/1/2025		200	193
Sands China, Ltd. 4.30% 1/8/2026		2,330	2,153
Sands China, Ltd. 5.90% 8/8/2028		43,750	41,023
Sands China, Ltd. 4.875% 6/18/2030		6,500	5,721
Starbucks Corp. 3.10% 3/1/2023		15,237	15,193
Starbucks Corp. 3.80% 8/15/2025		14,000	13,700
Stellantis Finance US, Inc. 1.711% 1/29/2027[2]		29,400	25,267
Stellantis Finance US, Inc. 5.625% 1/12/2028[2]		51,318	50,904
Stellantis Finance US, Inc. 2.691% 9/15/2031[2]		53,880	41,238
Stellantis Finance US, Inc. 6.375% 9/12/2032[2]		81,070	80,269
Taylor Morrison Home Corp. 5.75% 1/15/2028[2]		3,500	3,283
Toyota Motor Credit Corp. 2.70% 1/11/2023		5,300	5,297
Toyota Motor Credit Corp. 0.681% 3/25/2024		6,731	6,388
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,568	2,295
Toyota Motor Credit Corp. 1.15% 8/13/2027		6,086	5,187
Toyota Motor Credit Corp. 1.90% 4/6/2028		6,195	5,397
Toyota Motor Credit Corp. 4.45% 6/29/2029		616	605
Toyota Motor Credit Corp. 3.375% 4/1/2030		8,330	7,574
VICI Properties, LP 4.25% 12/1/2026[2]		5,700	5,330
VICI Properties, LP / VICI Note Co., Inc. 5.625% 5/1/2024[2]		3,885	3,854
VICI Properties, LP / VICI Note Co., Inc. 4.50% 1/15/2028[2]		6,770	6,250
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[2]		20,696	20,534
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[2]		4,869	4,663
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[2]		21,089	20,159
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[2]		3,530	3,150
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[2]		16,375	13,736
Wyndham Destinations, Inc. 6.625% 7/31/2026[2]		4,000	3,920
Wynn Resorts Finance, LLC 7.75% 4/15/2025[2]		4,380	4,363
Wynn Resorts Finance, LLC 5.125% 10/1/2029[2]		2,500	2,147
			2,581,686

Health care 3.27%
AbbVie, Inc. 2.60% 11/21/2024		30,200	28,913
AbbVie, Inc. 2.95% 11/21/2026		16,395	15,270
AbbVie, Inc. 3.20% 11/21/2029		48,853	44,151
AbbVie, Inc. 4.25% 11/21/2049		1,650	1,378
AmerisourceBergen Corp. 2.70% 3/15/2031		42,338	35,247
Amgen, Inc. 3.00% 2/22/2029		4,448	3,948

The Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 4.05% 8/18/2029	USD	56,739	$53,150
Amgen, Inc. 2.45% 2/21/2030		18,829	15,886
Amgen, Inc. 2.30% 2/25/2031		5,000	4,085
Amgen, Inc. 4.20% 3/1/2033		44,357	41,175
Amgen, Inc. 3.375% 2/21/2050		825	577
Amgen, Inc. 3.00% 1/15/2052		275	177
Amgen, Inc. 4.875% 3/1/2053		19,461	17,367
Anthem, Inc. 2.375% 1/15/2025		1,534	1,457
Anthem, Inc. 4.10% 5/15/2032		36,973	34,501
Anthem, Inc. 4.55% 5/15/2052		18,976	16,588
AstraZeneca Finance, LLC 1.75% 5/28/2028		4,450	3,828
AstraZeneca Finance, LLC 2.25% 5/28/2031		6,503	5,426
AstraZeneca PLC 3.50% 8/17/2023		15,207	15,081
AstraZeneca PLC 3.375% 11/16/2025		20,971	20,258
AstraZeneca PLC 0.70% 4/8/2026		6,589	5,800
AstraZeneca PLC 4.00% 1/17/2029		2,027	1,950
AstraZeneca PLC 1.375% 8/6/2030		18,646	14,774
AstraZeneca PLC 3.00% 5/28/2051		3,294	2,326
Avantor Funding, Inc. 4.625% 7/15/2028[2]		6,320	5,756
Bausch Health Companies, Inc. 4.875% 6/1/2028[2]		8,125	5,183
Baxter International, Inc. 2.272% 12/1/2028		3,250	2,778
Baxter International, Inc. 2.539% 2/1/2032		23,238	18,520
Bayer US Finance II, LLC 3.875% 12/15/2023[2]		14,400	14,197
Bayer US Finance II, LLC 4.25% 12/15/2025[2]		28,742	27,881
Bayer US Finance II, LLC 4.375% 12/15/2028[2]		28,501	26,812
Becton, Dickinson and Company 3.363% 6/6/2024		12,129	11,859
Becton, Dickinson and Company 4.298% 8/22/2032		16,700	15,682
Boston Scientific Corp. 3.45% 3/1/2024		875	859
Boston Scientific Corp. 2.65% 6/1/2030		42,491	36,395
Boston Scientific Corp. 4.70% 3/1/2049		340	306
Bristol-Myers Squibb Company 2.90% 7/26/2024		9,095	8,834
Bristol-Myers Squibb Company 3.20% 6/15/2026		7,768	7,416
Bristol-Myers Squibb Company 3.40% 7/26/2029		2,197	2,038
Bristol-Myers Squibb Company 1.45% 11/13/2030		3,580	2,838
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[2]		11,000	8,700
Centene Corp. 4.25% 12/15/2027		58,085	54,604
Centene Corp. 2.45% 7/15/2028		86,515	73,189
Centene Corp. 4.625% 12/15/2029		42,335	38,783
Centene Corp. 3.375% 2/15/2030		45,137	38,259
Centene Corp. 3.00% 10/15/2030		23,055	18,951
Centene Corp. 2.50% 3/1/2031		74,200	58,202
Centene Corp. 2.625% 8/1/2031		14,110	11,115
Charles River Laboratories International, Inc. 3.75% 3/15/2029[2]		4,335	3,840
Cigna Corp. 2.375% 3/15/2031		3,806	3,124
Community Health Systems, Inc. 8.00% 3/15/2026[2]		4,000	3,650
Community Health Systems, Inc. 4.75% 2/15/2031[2]		2,000	1,456
CVS Health Corp. 1.30% 8/21/2027		10,000	8,482
CVS Health Corp. 3.25% 8/15/2029		10,362	9,292
CVS Health Corp. 1.75% 8/21/2030		5,660	4,474
CVS Health Corp. 1.875% 2/28/2031		13,185	10,374
CVS Health Corp. 5.05% 3/25/2048		1,707	1,541
CVS Health Corp. 4.25% 4/1/2050		8,451	6,767
Danaher Corp. 2.80% 12/10/2051		6,500	4,326
Eli Lilly and Company 3.375% 3/15/2029		10,549	9,894
EMD Finance, LLC 3.25% 3/19/2025[2]		16,185	15,524
GE Healthcare Holding, LLC 5.65% 11/15/2027[2]		33,699	34,152
GE Healthcare Holding, LLC 5.857% 3/15/2030[2]		7,880	8,083
GE Healthcare Holding, LLC 5.905% 11/22/2032[2]		59,501	61,844
GE Healthcare Holding, LLC 6.377% 11/22/2052[2]		2,650	2,831
Gilead Sciences, Inc. 1.65% 10/1/2030		10,000	7,953
Gilead Sciences, Inc. 2.80% 10/1/2050		625	402
GlaxoSmithKline PLC 3.625% 5/15/2025		11,425	11,166
HCA, Inc. 5.875% 2/15/2026		4,700	4,734
HCA, Inc. 3.125% 3/15/2027[2]		4,775	4,348
HCA, Inc. 5.875% 2/1/2029		7,130	7,123
HCA, Inc. 3.375% 3/15/2029[2]		9,641	8,489
HCA, Inc. 4.125% 6/15/2029		2,825	2,585

20	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
HCA, Inc. 3.50% 9/1/2030	USD	5,225	$4,519
HCA, Inc. 2.375% 7/15/2031		3,310	2,585
HCA, Inc. 3.625% 3/15/2032[2]		31,278	26,550
HCA, Inc. 5.25% 6/15/2049		8,300	7,108
HCA, Inc. 4.625% 3/15/2052[2]		2,479	1,941
Humana, Inc. 3.70% 3/23/2029		15,704	14,410
IMS Health Holdings, Inc. 5.00% 10/15/2026[2]		5,750	5,503
Johnson & Johnson 0.95% 9/1/2027		6,325	5,456
Johnson & Johnson 1.30% 9/1/2030		19,100	15,443
Johnson & Johnson 2.10% 9/1/2040		5,100	3,529
Johnson & Johnson 2.25% 9/1/2050		12,225	7,622
Kaiser Foundation Hospitals 2.81% 6/1/2041		5,555	4,047
Laboratory Corporation of America Holdings 1.55% 6/1/2026		6,555	5,814
Laboratory Corporation of America Holdings 4.70% 2/1/2045		1,310	1,129
Merck & Co., Inc. 2.75% 2/10/2025		36,590	35,092
Merck & Co., Inc. 1.70% 6/10/2027		18,478	16,410
Merck & Co., Inc. 1.45% 6/24/2030		24,106	19,288
Merck & Co., Inc. 2.15% 12/10/2031		15,401	12,618
Molina Healthcare, Inc. 4.375% 6/15/2028[2]		2,125	1,943
Molina Healthcare, Inc. 3.875% 11/15/2030[2]		2,665	2,262
Molina Healthcare, Inc. 3.875% 5/15/2032[2]		10,500	8,735
Novartis Capital Corp. 1.75% 2/14/2025		1,167	1,101
Novartis Capital Corp. 2.00% 2/14/2027		7,355	6,700
Novartis Capital Corp. 2.20% 8/14/2030		24,078	20,538
Pfizer, Inc. 2.95% 3/15/2024		2,150	2,103
Pfizer, Inc. 3.45% 3/15/2029		991	937
Pfizer, Inc. 1.70% 5/28/2030		5,571	4,597
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		12,201	9,451
Roche Holdings, Inc. 1.93% 12/13/2028[2]		46,849	40,128
Roche Holdings, Inc. 2.076% 12/13/2031[2]		99,980	81,610
Roche Holdings, Inc. 2.607% 12/13/2051[2]		2,632	1,717
Shire PLC 2.875% 9/23/2023		4,486	4,410
Shire PLC 3.20% 9/23/2026		24,764	23,259
Summa Health 3.511% 11/15/2051		1,655	1,123
Syneos Health, Inc. 3.625% 1/15/2029[2]		2,315	1,847
Takeda Pharmaceutical Company, Ltd. 4.40% 11/26/2023		10,926	10,842
Takeda Pharmaceutical Company, Ltd. 5.00% 11/26/2028		7,500	7,452
Tenet Healthcare Corp. 4.625% 7/15/2024		4,240	4,141
Tenet Healthcare Corp. 4.875% 1/1/2026[2]		5,535	5,245
Tenet Healthcare Corp. 5.125% 11/1/2027[2]		4,565	4,256
Tenet Healthcare Corp. 6.125% 6/15/2030[2]		4,000	3,818
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024		85,316	83,792
Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025		66,000	65,737
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026		147,495	129,284
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027		25,870	23,416
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028		127,679	124,780
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029		20,815	18,564
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046		171,671	105,337
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036		11,690	10,308
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027		13,000	13,065
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032		6,694	6,810
UnitedHealth Group, Inc. 3.50% 2/15/2024		6,860	6,752
UnitedHealth Group, Inc. 2.375% 8/15/2024		7,903	7,605
UnitedHealth Group, Inc. 3.75% 7/15/2025		5,900	5,773
UnitedHealth Group, Inc. 3.70% 12/15/2025		15,430	15,049
UnitedHealth Group, Inc. 3.70% 5/15/2027		7,520	7,286
UnitedHealth Group, Inc. 5.25% 2/15/2028		3,011	3,084
UnitedHealth Group, Inc. 4.00% 5/15/2029		14,165	13,559
UnitedHealth Group, Inc. 2.875% 8/15/2029		4,194	3,746
UnitedHealth Group, Inc. 2.00% 5/15/2030		16,379	13,552
UnitedHealth Group, Inc. 4.20% 5/15/2032		17,062	16,248
UnitedHealth Group, Inc. 5.35% 2/15/2033		6,026	6,237
UnitedHealth Group, Inc. 3.05% 5/15/2041		8,000	6,044
UnitedHealth Group, Inc. 4.25% 6/15/2048		3,314	2,880
UnitedHealth Group, Inc. 4.45% 12/15/2048		2,015	1,800
UnitedHealth Group, Inc. 3.70% 8/15/2049		6,795	5,412
UnitedHealth Group, Inc. 2.90% 5/15/2050		10,000	6,812

The Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 3.25% 5/15/2051	USD	8,365	$6,027
UnitedHealth Group, Inc. 4.75% 5/15/2052		8,835	8,207
UnitedHealth Group, Inc. 5.875% 2/15/2053		3,270	3,552
UnitedHealth Group, Inc. 4.95% 5/15/2062		1,870	1,762
UnitedHealth Group, Inc. 6.05% 2/15/2063		5,222	5,704
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[2]		17,750	15,115
WellPoint, Inc. 3.50% 8/15/2024		9,349	9,125
Zoetis, Inc. 5.60% 11/16/2032		30,450	31,663
			2,330,290

Communication services 3.11%
Alphabet, Inc. 1.10% 8/15/2030		9,030	7,088
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN	27,000	1,197
AT&T, Inc. 1.70% 3/25/2026	USD	14,392	12,987
AT&T, Inc. 2.30% 6/1/2027		21,596	19,240
AT&T, Inc. 1.65% 2/1/2028		25,527	21,602
AT&T, Inc. 4.35% 3/1/2029		14,011	13,354
AT&T, Inc. 4.30% 2/15/2030		71,889	67,861
AT&T, Inc. 2.75% 6/1/2031		58,116	48,308
AT&T, Inc. 2.25% 2/1/2032		37,037	29,127
AT&T, Inc. 2.55% 12/1/2033		31,473	24,280
AT&T, Inc. 3.50% 9/15/2053		76,396	51,906
Axiata SPV2 Bhd. 2.163% 8/19/2030		4,883	3,947
Cablevision Systems Corp. 5.375% 2/1/2028[2]		4,850	3,918
CCO Holdings, LLC 4.75% 3/1/2030[2]		9,665	8,357
CCO Holdings, LLC 4.50% 8/15/2030[2]		18,675	15,471
CCO Holdings, LLC 4.75% 2/1/2032[2]		8,000	6,502
CCO Holdings, LLC 4.50% 5/1/2032		2,225	1,775
CCO Holdings, LLC 4.25% 1/15/2034[2]		21,825	16,150
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 1/15/2029		7,734	6,239
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 6/1/2029[2]		2,700	2,448
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031		57,062	44,554
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033		16,230	13,933
CCO Holdings, LLC and CCO Holdings Capital Corp. 6.484% 10/23/2045		6,850	6,206
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 4/1/2053		7,840	6,084
CenturyLink, Inc. 4.00% 2/15/2027[2]		31,029	26,365
Charter Communications Operating, LLC 4.908% 7/23/2025		165	162
Charter Communications Operating, LLC 2.30% 2/1/2032		25,960	19,183
Charter Communications Operating, LLC 5.125% 7/1/2049		18,943	14,399
Charter Communications Operating, LLC 4.80% 3/1/2050		5,000	3,649
Charter Communications Operating, LLC 3.70% 4/1/2051		28,727	17,571
Charter Communications Operating, LLC 3.90% 6/1/2052		2,900	1,831
Comcast Corp. 2.65% 2/1/2030		23,790	20,635
Comcast Corp. 1.95% 1/15/2031		14,746	11,955
Comcast Corp. 1.50% 2/15/2031		1,000	781
Comcast Corp. 3.25% 11/1/2039		2,120	1,660
Comcast Corp. 3.75% 4/1/2040		8,930	7,402
Comcast Corp. 2.80% 1/15/2051		22,600	14,363
Comcast Corp. 2.887% 11/1/2051		5,000	3,234
Diamond Sports Group, LLC 5.375% 8/15/2026[2]		3,500	416
DIRECTV Financing, LLC 5.875% 8/15/2027[2]		8,750	7,845
DISH Network Corp. 11.75% 11/15/2027[2]		8,625	8,894
Frontier Communications Holdings, LLC 6.00% 1/15/2030[2]		2,000	1,574
Gray Escrow II, Inc. 5.375% 11/15/2031[2]		5,925	4,280
Gray Television, Inc. 5.875% 7/15/2026[2]		1,682	1,501
Gray Television, Inc. 4.75% 10/15/2030[2]		8,393	6,085
Grupo Televisa, SAB 7.25% 5/14/2043	MXN	25,290	802
iHeartCommunications, Inc. 6.375% 5/1/2026	USD	8,475	7,810
Level 3 Communications, Inc. 3.875% 11/15/2029[2]		6,900	5,457
Level 3 Financing, Inc. 3.75% 7/15/2029[2]		3,053	2,200
Meta Platforms, Inc. 3.85% 8/15/2032		16,851	14,876
Meta Platforms, Inc. 4.45% 8/15/2052		25,000	19,996
Midas OpCo Holdings, LLC 5.625% 8/15/2029[2]		3,500	2,893
Netflix, Inc. 4.875% 4/15/2028		110,571	107,015
Netflix, Inc. 5.875% 11/15/2028		207,235	210,557
Netflix, Inc. 6.375% 5/15/2029		30,417	31,359
Netflix, Inc. 5.375% 11/15/2029[2]		101,277	98,418

22	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Netflix, Inc. 4.875% 6/15/2030[2]	USD	99,883	$93,319
News Corp. 3.875% 5/15/2029[2]		6,000	5,213
News Corp. 5.125% 2/15/2032[2]		8,175	7,451
Quebecor Media, Inc. 5.75% 1/15/2023		3,600	3,597
SBA Tower Trust 1.631% 11/15/2026[2]		62,772	53,405
Scripps Escrow II, Inc. 3.875% 1/15/2029[2]		7,921	6,368
Sirius XM Radio, Inc. 4.00% 7/15/2028[2]		4,300	3,751
Sirius XM Radio, Inc. 4.125% 7/1/2030[2]		8,000	6,620
Sirius XM Radio, Inc. 3.875% 9/1/2031[2]		5,000	3,910
Sprint Corp. 7.875% 9/15/2023		6,163	6,263
Sprint Corp. 7.125% 6/15/2024		10,010	10,228
Sprint Corp. 7.625% 2/15/2025		39,000	40,347
Sprint Corp. 6.875% 11/15/2028		5,000	5,201
Sprint Corp. 8.75% 3/15/2032		4,500	5,366
TEGNA, Inc. 5.00% 9/15/2029		8,500	8,084
Tencent Holdings, Ltd. 3.28% 4/11/2024[2]		15,000	14,643
Tencent Holdings, Ltd. 3.595% 1/19/2028		7,500	6,887
Tencent Holdings, Ltd. 2.39% 6/3/2030[2]		30,000	24,460
Tencent Holdings, Ltd. 3.24% 6/3/2050[2]		14,870	9,428
Tencent Holdings, Ltd. 3.29% 6/3/2060[2]		10,000	6,014
T-Mobile US, Inc. 3.50% 4/15/2025		6,550	6,305
T-Mobile US, Inc. 1.50% 2/15/2026		4,900	4,393
T-Mobile US, Inc. 2.25% 2/15/2026		13,438	12,249
T-Mobile US, Inc. 2.625% 4/15/2026		61,189	56,189
T-Mobile US, Inc. 3.75% 4/15/2027		21,300	20,095
T-Mobile US, Inc. 4.75% 2/1/2028		4,566	4,450
T-Mobile US, Inc. 2.05% 2/15/2028		2,500	2,151
T-Mobile US, Inc. 2.625% 2/15/2029		17,611	14,932
T-Mobile US, Inc. 2.40% 3/15/2029		6,204	5,248
T-Mobile US, Inc. 3.375% 4/15/2029		8,000	7,062
T-Mobile US, Inc. 3.875% 4/15/2030		18,318	16,636
T-Mobile US, Inc. 2.55% 2/15/2031		20,700	16,960
T-Mobile US, Inc. 2.875% 2/15/2031		38,764	32,084
T-Mobile US, Inc. 3.50% 4/15/2031		10,000	8,657
T-Mobile US, Inc. 2.70% 3/15/2032		17,704	14,351
T-Mobile US, Inc. 3.00% 2/15/2041		10,790	7,655
T-Mobile US, Inc. 3.30% 2/15/2051		12,561	8,438
T-Mobile US, Inc. 3.40% 10/15/2052		59,731	40,404
Verizon Communications, Inc. 3.00% 3/22/2027		1,287	1,198
Verizon Communications, Inc. 4.329% 9/21/2028		13,420	12,930
Verizon Communications, Inc. 3.875% 2/8/2029		2,071	1,947
Verizon Communications, Inc. 4.016% 12/3/2029		1,981	1,855
Verizon Communications, Inc. 1.68% 10/30/2030		37,196	29,079
Verizon Communications, Inc. 1.75% 1/20/2031		68,302	53,152
Verizon Communications, Inc. 2.55% 3/21/2031		333	275
Verizon Communications, Inc. 2.355% 3/15/2032		2,462	1,958
Verizon Communications, Inc. 2.65% 11/20/2040		37,696	25,583
Verizon Communications, Inc. 3.40% 3/22/2041		13,354	10,094
Verizon Communications, Inc. 2.85% 9/3/2041		11,567	8,004
Verizon Communications, Inc. 3.85% 11/1/2042		855	681
Verizon Communications, Inc. 2.875% 11/20/2050		42,449	26,796
Verizon Communications, Inc. 3.55% 3/22/2051		3,494	2,505
Verizon Communications, Inc. 3.875% 3/1/2052		20,000	15,266
Videotron, Ltd. 5.375% 6/15/2024[2]		3,100	3,066
Virgin Media O2 4.25% 1/31/2031[2]		5,475	4,444
Virgin Media Secured Finance PLC 5.50% 5/15/2029[2]		5,000	4,490
Virgin Media Secured Finance PLC 4.50% 8/15/2030[2]		500	419
Vodafone Group PLC 5.25% 5/30/2048		6,992	6,192
Vodafone Group PLC 4.25% 9/17/2050		17,875	13,713
VZ Secured Financing BV 5.00% 1/15/2032[2]		2,000	1,629
Warner Music Group 3.75% 12/1/2029[2]		5,000	4,306
Warner Music Group 3.00% 2/15/2031[2]		6,500	5,205
WarnerMedia Holdings, Inc. 3.428% 3/15/2024[2]		41,644	40,446
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[2]		19,418	18,482
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[2]		103,574	93,419
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[2]		8,369	7,256
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[2]		41,902	34,622

The Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[2]	USD	18,405	$14,147
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[2]		50,353	36,799
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[2]		16,949	12,441
Ziggo Bond Finance BV 4.875% 1/15/2030[2]		6,000	5,031
ZipRecruiter, Inc. 5.00% 1/15/2030[2]		13,375	11,044
			2,214,990

Industrials 2.83%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[2]		5,000	4,817
ADT Corp. 4.875% 7/15/2032[2]		3,000	2,555
ADT Security Corp. 4.125% 8/1/2029[2]		3,000	2,555
Air Lease Corp. 0.80% 8/18/2024		17,900	16,493
Air Lease Corp. 2.875% 1/15/2026		25,208	23,351
Air Lease Corp. 2.20% 1/15/2027		21,674	18,918
Air Lease Corp. 2.10% 9/1/2028		13,775	11,244
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[2]		4,000	3,295
Ashtead Capital, Inc. 5.50% 8/11/2032[2]		400	384
Autoridad del Canal de Panama 4.95% 7/29/2035[2]		5,500	5,204
Autoridad del Canal de Panama 4.95% 7/29/2035		1,025	970
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[2]		36,469	34,933
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[2]		35,436	30,536
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[2]		9,306	8,447
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[2]		4,425	4,037
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[2]		16,000	13,714
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[2]		2,795	2,238
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[2]		20,000	16,086
Boeing Company 1.167% 2/4/2023		3,013	3,002
Boeing Company 4.508% 5/1/2023		9,683	9,666
Boeing Company 1.95% 2/1/2024		6,096	5,875
Boeing Company 2.80% 3/1/2024		3,485	3,381
Boeing Company 4.875% 5/1/2025		122,838	122,008
Boeing Company 2.75% 2/1/2026		166,889	154,847
Boeing Company 2.196% 2/4/2026		111,289	101,236
Boeing Company 3.10% 5/1/2026		1,626	1,532
Boeing Company 2.70% 2/1/2027		11,304	10,220
Boeing Company 5.04% 5/1/2027		56,328	55,796
Boeing Company 3.25% 2/1/2028		114,428	104,114
Boeing Company 3.25% 3/1/2028		10,176	9,115
Boeing Company 5.15% 5/1/2030		171,278	167,526
Boeing Company 3.625% 2/1/2031		25,074	22,031
Boeing Company 3.60% 5/1/2034		6,790	5,449
Boeing Company 3.25% 2/1/2035		2,022	1,544
Boeing Company 3.50% 3/1/2039		545	395
Boeing Company 5.705% 5/1/2040		11,044	10,578
Boeing Company 3.90% 5/1/2049		8,665	6,121
Boeing Company 3.75% 2/1/2050		4,934	3,408
Boeing Company 5.805% 5/1/2050		52,351	48,805
Boeing Company 5.93% 5/1/2060		2,000	1,833
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051		8,000	5,601
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		36,427	26,695
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052		1,425	957
BWX Technologies, Inc. 4.125% 6/30/2028[2]		1,675	1,511
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026		12,512	11,167
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031		41,177	34,214
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041		25,869	19,612
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051		44,958	30,434
Carrier Global Corp. 2.242% 2/15/2025		1,609	1,517
Carrier Global Corp. 2.493% 2/15/2027		1,332	1,203
Carrier Global Corp. 2.722% 2/15/2030		15,767	13,309
Carrier Global Corp. 3.377% 4/5/2040		17,500	13,350
Carrier Global Corp. 3.577% 4/5/2050		3,000	2,153
Clean Harbors, Inc. 4.875% 7/15/2027[2]		1,100	1,044
Clean Harbors, Inc. 5.125% 7/15/2029[2]		10,000	9,292
CSX Corp. 3.80% 3/1/2028		2,460	2,351
CSX Corp. 4.25% 3/15/2029		4,277	4,123
CSX Corp. 2.40% 2/15/2030		17,855	15,168
CSX Corp. 4.10% 11/15/2032		52,625	49,500

24	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
CSX Corp. 2.50% 5/15/2051	USD	5,905	$3,613
CSX Corp. 4.50% 11/15/2052		43,800	38,268
Delta Air Lines, Inc. 7.00% 5/1/2025[2]		2,750	2,813
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[1]		14,000	13,979
Dun & Bradstreet Corp. 5.00% 12/15/2029[2]		16,863	14,453
Eaton Corp. 4.15% 3/15/2033		10,049	9,373
Eaton Corp. 4.70% 8/23/2052		3,545	3,228
ENA Master Trust 4.00% 5/19/2048[2]		8,154	5,753
General Dynamics Corp. 3.375% 5/15/2023		6,645	6,609
General Dynamics Corp. 3.50% 5/15/2025		8,025	7,825
General Dynamics Corp. 1.15% 6/1/2026		7,780	6,917
General Dynamics Corp. 3.625% 4/1/2030		10,250	9,551
General Dynamics Corp. 2.25% 6/1/2031		2,377	1,995
Honeywell International, Inc. 2.30% 8/15/2024		3,387	3,254
Honeywell International, Inc. 1.35% 6/1/2025		165	153
Honeywell International, Inc. 4.95% 2/15/2028		3,000	3,044
Honeywell International, Inc. 2.70% 8/15/2029		8,333	7,427
Honeywell International, Inc. 1.95% 6/1/2030		20,000	16,550
Honeywell International, Inc. 5.00% 2/15/2033		5,500	5,620
Howmet Aerospace, Inc. 5.95% 2/1/2037		29,000	28,200
Icahn Enterprises Finance Corp. 4.75% 9/15/2024		2,500	2,403
Icahn Enterprises Finance Corp. 6.25% 5/15/2026		5,200	5,009
L3Harris Technologies, Inc. 1.80% 1/15/2031		3,725	2,867
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[2]		2,445	2,379
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034		520	506
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[2]		2,849	2,538
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036		2,242	1,997
Lockheed Martin Corp. 5.10% 11/15/2027		5,986	6,129
Lockheed Martin Corp. 1.85% 6/15/2030		1,637	1,348
Lockheed Martin Corp. 5.25% 1/15/2033		56,532	58,472
Lockheed Martin Corp. 5.70% 11/15/2054		25,385	26,764
Lockheed Martin Corp. 5.90% 11/15/2063		3,924	4,241
Masco Corp. 1.50% 2/15/2028		10,810	8,967
Masco Corp. 2.00% 2/15/2031		14,724	11,363
Masco Corp. 3.125% 2/15/2051		1,575	983
Mexico City Airport Trust 4.25% 10/31/2026		200	191
Mexico City Airport Trust 3.875% 4/30/2028		11,400	10,445
Mexico City Airport Trust 3.875% 4/30/2028[2]		690	632
Mexico City Airport Trust 5.50% 10/31/2046		4,093	3,159
Mexico City Airport Trust 5.50% 7/31/2047		15,685	12,114
Mexico City Airport Trust 5.50% 7/31/2047[2]		4,796	3,704
Mileage Plus Holdings, LLC 6.50% 6/20/2027[2]		9,397	9,363
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[2]		16,872	15,311
Norfolk Southern Corp. 3.05% 5/15/2050		1,558	1,051
Norfolk Southern Corp. 4.55% 6/1/2053		7,564	6,617
Northrop Grumman Corp. 2.93% 1/15/2025		25,040	24,033
Northrop Grumman Corp. 3.25% 1/15/2028		8,475	7,831
Otis Worldwide Corp. 2.056% 4/5/2025		21,882	20,492
Pitney Bowes, Inc. 6.875% 3/15/2027[2]		6,000	5,138
Prime Security Services Borrower, LLC 5.25% 4/15/2024[2]		2,500	2,460
Prime Security Services Borrower, LLC 5.75% 4/15/2026[2]		2,000	1,929
Prime Security Services Borrower, LLC 3.375% 8/31/2027[2]		3,100	2,681
Raytheon Technologies Corp. 3.20% 3/15/2024		10,380	10,183
Raytheon Technologies Corp. 2.25% 7/1/2030		3,750	3,129
Raytheon Technologies Corp. 1.90% 9/1/2031		18,072	14,234
Raytheon Technologies Corp. 2.375% 3/15/2032		13,474	10,948
Raytheon Technologies Corp. 2.82% 9/1/2051		3,750	2,446
Raytheon Technologies Corp. 3.03% 3/15/2052		7,000	4,779
Republic Services, Inc. 2.50% 8/15/2024		7,000	6,712
Republic Services, Inc. 2.375% 3/15/2033		9,620	7,700
Rolls-Royce PLC 5.75% 10/15/2027[2]		1,935	1,846
Rutas 2 and 7 Finance, Ltd. 0% 9/30/2036[2]		1,675	1,059
Spirit AeroSystems, Inc. 9.375% 11/30/2029[2]		4,569	4,815
Stericycle, Inc. 5.375% 7/15/2024[2]		5,000	4,933
Summit Digitel Infrastructure Private, Ltd. 2.875% 8/12/2031[2]		14,355	11,046
TransDigm, Inc. 6.25% 3/15/2026[2]		656	648

The Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Triton Container International, Ltd. 1.15% 6/7/2024[2]	USD	8,063	$7,461
Triton Container International, Ltd. 3.15% 6/15/2031[2]		15,346	11,961
Union Pacific Corp. 3.15% 3/1/2024		5,705	5,591
Union Pacific Corp. 3.75% 7/15/2025		2,230	2,169
Union Pacific Corp. 2.15% 2/5/2027		5,533	5,004
Union Pacific Corp. 2.40% 2/5/2030		9,549	8,191
Union Pacific Corp. 2.375% 5/20/2031		34,800	29,389
Union Pacific Corp. 2.80% 2/14/2032		27,244	23,596
Union Pacific Corp. 4.50% 1/20/2033		1,050	1,030
Union Pacific Corp. 2.891% 4/6/2036		15,705	12,537
Union Pacific Corp. 3.375% 2/14/2042		3,350	2,677
Union Pacific Corp. 4.30% 3/1/2049		4,550	3,906
Union Pacific Corp. 3.25% 2/5/2050		18,198	13,201
Union Pacific Corp. 2.95% 3/10/2052		7,956	5,417
Union Pacific Corp. 3.50% 2/14/2053		7,590	5,739
Union Pacific Corp. 3.95% 8/15/2059		11,880	9,332
United Technologies Corp. 3.65% 8/16/2023		464	460
United Technologies Corp. 3.95% 8/16/2025		17,415	17,031
United Technologies Corp. 3.125% 5/4/2027		1,000	933
United Technologies Corp. 4.125% 11/16/2028		6,320	6,062
United Technologies Corp. 4.50% 6/1/2042		1,375	1,243
Waste Management, Inc. 4.15% 4/15/2032		8,760	8,361
WESCO Distribution, Inc. 7.125% 6/15/2025[2]		2,165	2,197
WESCO Distribution, Inc. 7.25% 6/15/2028[2]		4,355	4,421
			2,015,589

Energy 2.18%
Antero Resources Corp. 5.375% 3/1/2030[2]		1,735	1,611
Apache Corp. 4.25% 1/15/2030		9,050	8,024
Apache Corp. 6.00% 1/15/2037		6,135	5,689
Apache Corp. 5.10% 9/1/2040		4,860	4,039
Apache Corp. 4.75% 4/15/2043		15,000	11,344
Apache Corp. 5.35% 7/1/2049		16,725	13,542
Baker Hughes Holdings, LLC 2.061% 12/15/2026		6,787	6,092
BP Capital Markets America, Inc. 2.721% 1/12/2032		17,670	14,775
BP Capital Markets America, Inc. 2.772% 11/10/2050		451	290
Canadian Natural Resources, Ltd. 3.80% 4/15/2024		10,500	10,295
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		4,543	4,231
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		43,858	41,372
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		1,798	1,519
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		179	156
Cenovus Energy, Inc. 5.375% 7/15/2025		32,721	32,635
Cenovus Energy, Inc. 4.25% 4/15/2027		51,348	49,156
Cenovus Energy, Inc. 5.25% 6/15/2037		2,189	2,003
Cenovus Energy, Inc. 5.40% 6/15/2047		21,405	19,248
Cheniere Energy Partners, LP 4.50% 10/1/2029		5,050	4,552
Cheniere Energy, Inc. 4.625% 10/15/2028		8,875	8,039
Cheniere Energy, Inc. 3.70% 11/15/2029		3,388	3,070
Chesapeake Energy Corp. 5.50% 2/1/2026[2]		1,405	1,358
Chesapeake Energy Corp. 5.875% 2/1/2029[2]		1,210	1,148
Chevron Corp. 2.954% 5/16/2026		25,490	24,207
Chevron Corp. 1.995% 5/11/2027		22,156	19,932
Chevron Corp. 2.236% 5/11/2030		20,643	17,738
Chevron Corp. 3.078% 5/11/2050		3,943	2,849
Chevron USA, Inc. 1.018% 8/12/2027		16,054	13,793
CNX Resources Corp. 7.25% 3/14/2027[2]		20	20
CNX Resources Corp. 6.00% 1/15/2029[2]		1,608	1,482
CNX Resources Corp. 7.375% 1/15/2031[2]		1,437	1,379
ConocoPhillips 3.80% 3/15/2052		12,508	9,899
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[8]		1,416	838
Continental Resources, Inc. 2.875% 4/1/2032[2]		12,140	9,010
Devon Energy Corp. 5.25% 9/15/2024		638	639
Devon Energy Corp. 5.25% 10/15/2027		1,624	1,610
Devon Energy Corp. 5.875% 6/15/2028		1,347	1,364
Devon Energy Corp. 4.50% 1/15/2030		12,331	11,508
DT Midstream, Inc. 4.125% 6/15/2029[2]		5,685	4,895
DT Midstream, Inc. 4.375% 6/15/2031[2]		745	626

26	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Ecopetrol SA 5.875% 5/28/2045	USD	2,859	$1,997
Enbridge Energy Partners, LP 7.375% 10/15/2045		7,236	8,121
Enbridge, Inc. 4.00% 10/1/2023		10,100	10,022
Energy Transfer Partners, LP 4.50% 4/15/2024		2,975	2,934
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2049)[1]		17,000	12,686
EQM Midstream Partners, LP 7.50% 6/1/2027[2]		2,168	2,126
EQM Midstream Partners, LP 5.50% 7/15/2028		8,300	7,436
EQM Midstream Partners, LP 4.50% 1/15/2029[2]		5,120	4,308
EQM Midstream Partners, LP 6.50% 7/15/2048		6,000	4,508
EQT Corp. 6.125% 2/1/2025[1]		5,812	5,835
EQT Corp. 3.90% 10/1/2027		11,000	10,179
EQT Corp. 5.70% 4/1/2028		8,267	8,234
EQT Corp. 5.00% 1/15/2029		1,175	1,107
EQT Corp. 7.25% 2/1/2030[1]		15,000	15,582
Equinor ASA 3.625% 9/10/2028		8,379	7,945
Equinor ASA 3.125% 4/6/2030		22,503	20,258
Equinor ASA 2.375% 5/22/2030		3,444	2,937
Equinor ASA 3.25% 11/18/2049		5,687	4,159
Exxon Mobil Corp. 2.019% 8/16/2024		24,331	23,290
Exxon Mobil Corp. 2.44% 8/16/2029		17,211	15,073
Exxon Mobil Corp. 2.61% 10/15/2030		46,070	40,357
Exxon Mobil Corp. 4.227% 3/19/2040		2,000	1,808
Exxon Mobil Corp. 3.452% 4/15/2051		20,469	15,514
Harvest Midstream I, LP 7.50% 9/1/2028[2]		1,988	1,902
Hilcorp Energy I, LP 5.75% 2/1/2029[2]		2,125	1,894
Hilcorp Energy I, LP 6.25% 4/15/2032[2]		1,670	1,444
Marathon Oil Corp. 4.40% 7/15/2027		5,755	5,505
MPLX, LP 4.95% 9/1/2032		104	98
MPLX, LP 4.95% 3/14/2052		28	23
Murphy Oil Corp. 6.375% 7/15/2028		6,250	6,025
Murphy Oil USA, Inc. 3.75% 2/15/2031[2]		7,160	5,906
MV24 Capital BV 6.748% 6/1/2034[2]		1,700	1,557
New Fortress Energy, Inc. 6.50% 9/30/2026[2]		6,595	6,137
NGL Energy Operating, LLC 7.50% 2/1/2026[2]		6,555	5,848
Occidental Petroleum Corp. 8.875% 7/15/2030		8,855	10,012
Occidental Petroleum Corp. 6.45% 9/15/2036		5,000	5,111
Occidental Petroleum Corp. 4.20% 3/15/2048		4,250	3,271
Oleoducto Central SA 4.00% 7/14/2027[2]		9,840	8,698
Oleoducto Central SA 4.00% 7/14/2027		9,063	8,011
ONEOK, Inc. 5.85% 1/15/2026		4,819	4,882
Petróleos Mexicanos 3.50% 1/30/2023		12,238	12,204
Petróleos Mexicanos 4.625% 9/21/2023		1,138	1,123
Petróleos Mexicanos 4.875% 1/18/2024		1,881	1,842
Petróleos Mexicanos 4.25% 1/15/2025		240	227
Petróleos Mexicanos 6.875% 10/16/2025		69,634	68,280
Petróleos Mexicanos 4.50% 1/23/2026		9,922	8,965
Petróleos Mexicanos 6.875% 8/4/2026		94,952	89,891
Petróleos Mexicanos 7.47% 11/12/2026	MXN	70,000	3,064
Petróleos Mexicanos 6.49% 1/23/2027	USD	38,272	34,962
Petróleos Mexicanos 6.50% 3/13/2027		89,478	81,811
Petróleos Mexicanos 6.50% 1/23/2029		13,542	11,623
Petróleos Mexicanos 8.75% 6/2/2029		56,014	52,601
Petróleos Mexicanos 6.84% 1/23/2030		5,122	4,245
Petróleos Mexicanos 5.95% 1/28/2031		12,390	9,406
Petróleos Mexicanos 6.70% 2/16/2032		133,098	104,775
Petróleos Mexicanos 7.69% 1/23/2050		19,000	13,190
Phillips 66 3.85% 4/9/2025		1,253	1,223
Pioneer Natural Resources Company 1.125% 1/15/2026		238	212
PTT Exploration and Production PCL 2.587% 6/10/2027[2]		7,780	6,919
Qatar Petroleum 1.375% 9/12/2026[2]		45,305	40,241
Qatar Petroleum 2.25% 7/12/2031[2]		47,510	39,442
Qatar Petroleum 2.25% 7/12/2031		8,000	6,641
Qatar Petroleum 3.125% 7/12/2041[2]		40,111	30,972
Qatar Petroleum 3.30% 7/12/2051[2]		9,730	7,208
SA Global Sukuk, Ltd. 0.946% 6/17/2024[2]		3,525	3,319
SA Global Sukuk, Ltd. 1.602% 6/17/2026[2]		15,160	13,568

The Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	USD	8,430	$8,437
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030		1,959	1,821
Saudi Arabian Oil Co. 1.625% 11/24/2025[2]		2,980	2,722
Saudi Arabian Oil Co. 3.50% 4/16/2029[2]		4,835	4,450
Saudi Arabian Oil Co. 2.25% 11/24/2030		8,900	7,354
Saudi Arabian Oil Co. 4.375% 4/16/2049[2]		1,325	1,144
Shell International Finance BV 3.50% 11/13/2023		7,500	7,413
Shell International Finance BV 2.00% 11/7/2024		3,250	3,092
Shell International Finance BV 3.875% 11/13/2028		12,110	11,687
Shell International Finance BV 2.375% 11/7/2029		29,001	25,129
Shell International Finance BV 2.75% 4/6/2030		23,580	20,745
Shell International Finance BV 3.25% 4/6/2050		4,675	3,376
Shell International Finance BV 3.00% 11/26/2051		574	391
Sinopec Group Overseas Development (2018), Ltd. 1.45% 1/8/2026[2]		10,500	9,542
Sinopec Group Overseas Development (2018), Ltd. 2.30% 1/8/2031[2]		11,940	10,052
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[2]		27,125	18,076
Southwestern Energy Co. 5.95% 1/23/2025[1]		880	866
Southwestern Energy Co. 8.375% 9/15/2028		1,300	1,343
Sunoco, LP 6.00% 4/15/2027		4,210	4,153
Sunoco, LP 4.50% 5/15/2029		5,215	4,569
Tallgrass Energy Partners, LP 7.50% 10/1/2025[2]		1,370	1,385
Targa Resources Partners, LP 6.875% 1/15/2029		6,000	6,058
Targa Resources Partners, LP 5.50% 3/1/2030		8,660	8,161
Targa Resources Partners, LP 4.875% 2/1/2031		2,190	1,980
Total Capital International 3.455% 2/19/2029		4,700	4,367
Total Capital International 2.829% 1/10/2030		10,340	9,150
Total Capital International 3.461% 7/12/2049		2,600	1,955
Total Capital International 3.127% 5/29/2050		6,238	4,435
TransCanada PipeLines, Ltd. 4.10% 4/15/2030		16,811	15,440
Transportadora de Gas Peru SA 4.25% 4/30/2028[2]		2,535	2,379
Weatherford International, Ltd. 6.50% 9/15/2028[2]		3,000	2,945
Western Gas Partners, LP 5.30% 3/1/2048		2,000	1,648
Western Midstream Operating, LP 3.35% 2/1/2025[1]		8,964	8,497
Western Midstream Operating, LP 4.30% 2/1/2030[1]		6,606	5,781
Western Midstream Operating, LP 5.50% 2/1/2050[1]		15,036	12,413
			1,549,627

Consumer staples 1.82%
7-Eleven, Inc. 0.95% 2/10/2026[2]		14,555	12,763
7-Eleven, Inc. 1.30% 2/10/2028[2]		14,072	11,687
7-Eleven, Inc. 1.80% 2/10/2031[2]		107,456	82,313
7-Eleven, Inc. 2.80% 2/10/2051[2]		8,505	5,243
Albertsons Companies, Inc. 3.50% 2/15/2023[2]		3,575	3,558
Albertsons Companies, Inc. 3.50% 3/15/2029[2]		7,500	6,309
Altria Group, Inc. 4.40% 2/14/2026		7,928	7,770
Altria Group, Inc. 3.40% 5/6/2030		7,553	6,473
Altria Group, Inc. 2.45% 2/4/2032		6,000	4,541
Altria Group, Inc. 4.50% 5/2/2043		100	75
Altria Group, Inc. 3.875% 9/16/2046		5,690	3,826
Altria Group, Inc. 5.95% 2/14/2049		46,102	41,209
Altria Group, Inc. 4.45% 5/6/2050		12,536	8,929
Altria Group, Inc. 3.70% 2/4/2051		21,006	13,235
Anheuser-Busch Companies, LLC 4.90% 2/1/2046		33,000	30,166
Anheuser-Busch InBev NV 4.00% 4/13/2028		2,000	1,907
Anheuser-Busch InBev NV 4.75% 1/23/2029		46,001	45,506
Anheuser-Busch InBev NV 3.50% 6/1/2030		2,455	2,241
Anheuser-Busch InBev NV 4.90% 1/23/2031		3,000	3,010
Anheuser-Busch InBev NV 5.45% 1/23/2039		10,000	10,022
Anheuser-Busch InBev NV 4.60% 4/15/2048		9,275	8,107
Anheuser-Busch InBev NV 4.439% 10/6/2048		1,155	992
Anheuser-Busch InBev NV 5.55% 1/23/2049		4,979	4,950
Anheuser-Busch InBev NV 4.50% 6/1/2050		14,083	12,394
British American Tobacco International Finance PLC 3.95% 6/15/2025[2]		20,022	19,247
British American Tobacco International Finance PLC 1.668% 3/25/2026		17,162	15,226
British American Tobacco PLC 3.222% 8/15/2024		51,000	49,139
British American Tobacco PLC 3.215% 9/6/2026		8,750	8,084
British American Tobacco PLC 4.70% 4/2/2027		911	875

28	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 3.557% 8/15/2027	USD	47,438	$43,413
British American Tobacco PLC 4.448% 3/16/2028		19,500	18,094
British American Tobacco PLC 2.259% 3/25/2028		32,106	26,699
British American Tobacco PLC 3.462% 9/6/2029		960	827
British American Tobacco PLC 2.726% 3/25/2031		20,000	15,651
British American Tobacco PLC 4.742% 3/16/2032		17,000	15,130
British American Tobacco PLC 4.39% 8/15/2037		50,000	39,038
British American Tobacco PLC 3.734% 9/25/2040		7,505	5,121
British American Tobacco PLC 4.54% 8/15/2047		41,207	29,271
British American Tobacco PLC 4.758% 9/6/2049		42,154	30,696
British American Tobacco PLC 5.282% 4/2/2050		9,163	7,256
British American Tobacco PLC 3.984% 9/25/2050		29,171	19,199
British American Tobacco PLC 5.65% 3/16/2052		3,135	2,598
Central Garden & Pet Co. 4.125% 10/15/2030		1,325	1,091
Coca-Cola Company 1.375% 3/15/2031		3,424	2,679
Coca-Cola Company 2.50% 3/15/2051		1,634	1,065
Coca-Cola FEMSA, SAB de CV, 1.85% 9/1/2032		5,500	4,150
Conagra Brands, Inc. 4.30% 5/1/2024		22,146	21,853
Conagra Brands, Inc. 4.60% 11/1/2025		11,307	11,153
Conagra Brands, Inc. 1.375% 11/1/2027		7,200	6,009
Conagra Brands, Inc. 5.30% 11/1/2038		738	698
Conagra Brands, Inc. 5.40% 11/1/2048		14,298	13,286
Constellation Brands, Inc. 3.70% 12/6/2026		3,350	3,191
Constellation Brands, Inc. 4.35% 5/9/2027		5,757	5,615
Constellation Brands, Inc. 3.60% 2/15/2028		1,650	1,532
Constellation Brands, Inc. 2.875% 5/1/2030		26,447	22,574
Constellation Brands, Inc. 2.25% 8/1/2031		5,951	4,742
Constellation Brands, Inc. 4.75% 5/9/2032		19,010	18,349
Constellation Brands, Inc. 4.10% 2/15/2048		1,000	801
Coty, Inc. 4.75% 1/15/2029[2]		275	249
Darling Ingredients, Inc. 5.25% 4/15/2027[2]		6,000	5,784
Darling Ingredients, Inc. 6.00% 6/15/2030[2]		755	739
Imperial Tobacco Finance PLC 6.125% 7/27/2027[2]		11,585	11,548
InRetail Consumer 3.25% 3/22/2028[2]		5,400	4,651
JBS USA Lux SA 2.50% 1/15/2027[2]		32,544	28,512
JBS USA Lux SA 3.00% 2/2/2029[2]		22,321	18,522
JBS USA Lux SA 5.50% 1/15/2030[2]		2,375	2,265
JBS USA Lux SA 3.625% 1/15/2032[2]		10,401	8,440
JBS USA Lux SA 3.00% 5/15/2032[2]		18,250	14,021
JBS USA Lux SA 5.75% 4/1/2033[2]		48,717	46,587
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		1,028	1,017
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		2,557	2,234
Kimberly-Clark de México, SAB de CV, 2.431% 7/1/2031[2]		2,510	2,011
Kraft Heinz Company 3.00% 6/1/2026		2,599	2,435
Kraft Heinz Company 4.375% 6/1/2046		16,000	13,075
Nestlé Holdings, Inc. 0.625% 1/15/2026[2]		15,343	13,628
Nestlé Holdings, Inc. 1.15% 1/14/2027[2]		7,500	6,539
Nestlé Holdings, Inc. 1.00% 9/15/2027[2]		9,795	8,314
Nestlé Holdings, Inc. 1.875% 9/14/2031[2]		10,000	8,075
Nestlé Holdings, Inc. 2.625% 9/14/2051[2]		10,000	6,573
PepsiCo, Inc. 1.625% 5/1/2030		6,401	5,221
PepsiCo, Inc. 1.40% 2/25/2031		5,307	4,193
PepsiCo, Inc. 1.95% 10/21/2031		40,560	32,883
PepsiCo, Inc. 3.625% 3/19/2050		933	767
PepsiCo, Inc. 2.75% 10/21/2051		2,067	1,440
Philip Morris International, Inc. 2.875% 5/1/2024		11,985	11,636
Philip Morris International, Inc. 1.50% 5/1/2025		274	254
Philip Morris International, Inc. 5.00% 11/17/2025		45,200	45,453
Philip Morris International, Inc. 0.875% 5/1/2026		4,736	4,166
Philip Morris International, Inc. 5.125% 11/17/2027		33,773	34,079
Philip Morris International, Inc. 3.375% 8/15/2029		6,052	5,463
Philip Morris International, Inc. 5.625% 11/17/2029		29,702	30,202
Philip Morris International, Inc. 2.10% 5/1/2030		3,718	3,015
Philip Morris International, Inc. 1.75% 11/1/2030		10,476	8,228
Philip Morris International, Inc. 5.75% 11/17/2032		43,626	44,610
Philip Morris International, Inc. 4.125% 3/4/2043		4,445	3,531
Philip Morris International, Inc. 4.875% 11/15/2043		8,500	7,469

The Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.25% 11/10/2044	USD	1,009	$815
Procter & Gamble Company 0.55% 10/29/2025		4,261	3,826
Procter & Gamble Company 1.00% 4/23/2026		1,229	1,102
Procter & Gamble Company 3.00% 3/25/2030		1,183	1,084
Procter & Gamble Company 1.20% 10/29/2030		4,005	3,152
PT Indofood CBP Sukses Makmur Tbk 3.398% 6/9/2031		17,570	14,631
PT Indofood CBP Sukses Makmur Tbk 4.745% 6/9/2051		4,185	3,097
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[2]		4,305	4,162
Reynolds American, Inc. 4.45% 6/12/2025		7,158	7,009
Reynolds American, Inc. 4.75% 11/1/2042		2,500	1,896
Reynolds American, Inc. 5.85% 8/15/2045		8,242	7,055
Wal-Mart Stores, Inc. 4.15% 9/9/2032		3,836	3,749
Wal-Mart Stores, Inc. 4.50% 9/9/2052		3,210	3,074
			1,294,059

Information technology 1.25%
Adobe, Inc. 1.90% 2/1/2025		647	612
Adobe, Inc. 2.30% 2/1/2030		6,009	5,137
Analog Devices, Inc. 1.70% 10/1/2028		11,643	9,887
Analog Devices, Inc. 2.10% 10/1/2031		22,799	18,469
Analog Devices, Inc. 2.80% 10/1/2041		2,973	2,188
Analog Devices, Inc. 2.95% 10/1/2051		18,184	12,340
Apple, Inc. 0.55% 8/20/2025		9,000	8,126
Apple, Inc. 0.70% 2/8/2026		10,435	9,273
Apple, Inc. 3.25% 8/8/2029		1,318	1,221
Apple, Inc. 3.35% 8/8/2032		81,976	74,666
Apple, Inc. 2.375% 2/8/2041		4,625	3,287
Apple, Inc. 2.65% 2/8/2051		7,990	5,308
Apple, Inc. 2.70% 8/5/2051		4,500	2,988
Apple, Inc. 3.95% 8/8/2052		36,136	30,914
Apple, Inc. 2.55% 8/20/2060		2,790	1,702
Black Knight, Inc. 3.625% 9/1/2028[2]		3,200	2,784
Block, Inc. 2.75% 6/1/2026		8,000	7,157
Block, Inc. 3.50% 6/1/2031		5,025	4,016
Broadcom Corp. 2.65% 1/15/2023		16,500	16,489
Broadcom Corp. 3.625% 1/15/2024		270	266
Broadcom Corp. 3.875% 1/15/2027		14,544	13,778
Broadcom, Inc. 1.95% 2/15/2028[2]		373	316
Broadcom, Inc. 4.00% 4/15/2029[2]		9,452	8,606
Broadcom, Inc. 4.75% 4/15/2029		10,912	10,417
Broadcom, Inc. 4.15% 11/15/2030		36,500	32,799
Broadcom, Inc. 4.15% 4/15/2032[2]		14,602	12,858
Broadcom, Inc. 3.419% 4/15/2033[2]		6,938	5,582
Broadcom, Inc. 3.469% 4/15/2034[2]		119,380	95,588
Broadcom, Inc. 3.137% 11/15/2035[2]		11,212	8,278
Broadcom, Inc. 3.187% 11/15/2036[2]		57,589	41,546
Broadcom, Inc. 4.926% 5/15/2037[2]		26,818	23,491
Broadcom, Inc. 3.50% 2/15/2041[2]		11,842	8,451
Broadcom, Inc. 3.75% 2/15/2051[2]		7,605	5,283
CDW, LLC 4.125% 5/1/2025		5,275	5,132
Fidelity National Information Services, Inc. 1.15% 3/1/2026		22,429	19,693
Fidelity National Information Services, Inc. 2.25% 3/1/2031		9,440	7,420
Fiserv, Inc. 2.75% 7/1/2024		19,000	18,365
Fiserv, Inc. 3.50% 7/1/2029		4,590	4,145
Fiserv, Inc. 2.65% 6/1/2030		5,019	4,231
Gartner, Inc. 4.50% 7/1/2028[2]		1,850	1,728
Global Payments, Inc. 2.90% 5/15/2030		10,871	8,931
Global Payments, Inc. 2.90% 11/15/2031		5,973	4,725
Imola Merger Corp. 4.75% 5/15/2029[2]		2,500	2,174
Mastercard, Inc. 1.90% 3/15/2031		4,597	3,746
Mastercard, Inc. 2.00% 11/18/2031		4,320	3,480
Mastercard, Inc. 2.95% 3/15/2051		4,308	3,071
Microsoft Corp. 2.40% 8/8/2026		21,100	19,703
Microsoft Corp. 3.30% 2/6/2027		18,325	17,687
NCR Corp. 5.25% 10/1/2030[2]		7,250	5,993
Open Text Corp. 3.875% 2/15/2028[2]		6,500	5,589
Oracle Corp. 5.80% 11/10/2025		5,073	5,192

30	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Oracle Corp. 2.30% 3/25/2028	USD	1,269	$1,101
Oracle Corp. 2.875% 3/25/2031		26,363	21,923
Oracle Corp. 3.60% 4/1/2050		55,665	37,710
Oracle Corp. 3.95% 3/25/2051		7,204	5,164
PayPal Holdings, Inc. 3.90% 6/1/2027		5,603	5,400
PayPal Holdings, Inc. 4.40% 6/1/2032		15,247	14,396
PayPal Holdings, Inc. 3.25% 6/1/2050		1,114	762
PayPal Holdings, Inc. 5.05% 6/1/2052		42,058	38,315
PayPal Holdings, Inc. 5.25% 6/1/2062		2,390	2,185
salesforce.com, inc. 1.95% 7/15/2031		9,300	7,438
salesforce.com, inc. 2.70% 7/15/2041		4,875	3,499
salesforce.com, inc. 2.90% 7/15/2051		26,700	17,623
salesforce.com, inc. 3.05% 7/15/2061		7,460	4,773
ServiceNow, Inc. 1.40% 9/1/2030		72,310	55,481
SK hynix, Inc. 1.50% 1/19/2026[2]		19,275	16,713
SK hynix, Inc. 2.375% 1/19/2031[2]		9,830	7,217
TSMC Global, Ltd. 4.375% 7/22/2027[2]		5,217	5,120
TSMC Global, Ltd. 4.625% 7/22/2032[2]		5,913	5,830
Unisys Corp. 6.875% 11/1/2027[2]		1,700	1,308
VeriSign, Inc. 2.70% 6/15/2031		9,426	7,700
Visa, Inc. 2.00% 8/15/2050		5,800	3,436
Xerox Corp. 5.50% 8/15/2028[2]		6,000	4,811
			892,733

Real estate 0.83%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026		1,647	1,595
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		100	94
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,980	1,733
American Tower Corp. 1.60% 4/15/2026		6,213	5,531
American Tower Corp. 1.45% 9/15/2026		3,752	3,279
American Tower Corp. 3.65% 3/15/2027		5,713	5,344
American Tower Corp. 2.70% 4/15/2031		11,388	9,297
American Tower Corp. 2.30% 9/15/2031		1,463	1,141
American Tower Corp. 2.95% 1/15/2051		570	355
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[2]		2,490	2,003
Corporate Office Properties, LP 2.25% 3/15/2026		14,337	12,587
Corporate Office Properties, LP 2.00% 1/15/2029		6,408	4,927
Corporate Office Properties, LP 2.75% 4/15/2031		10,361	7,777
Corporate Office Properties, LP 2.90% 12/1/2033		3,302	2,351
Equinix, Inc. 2.625% 11/18/2024		40,151	38,264
Equinix, Inc. 1.25% 7/15/2025		9,870	8,934
Equinix, Inc. 1.45% 5/15/2026		5,950	5,238
Equinix, Inc. 2.90% 11/18/2026		17,754	16,251
Equinix, Inc. 1.80% 7/15/2027		3,197	2,741
Equinix, Inc. 1.55% 3/15/2028		10,115	8,377
Equinix, Inc. 2.00% 5/15/2028		1,751	1,481
Equinix, Inc. 3.20% 11/18/2029		29,707	25,923
Equinix, Inc. 2.15% 7/15/2030		36,619	29,214
Equinix, Inc. 2.50% 5/15/2031		33,976	27,383
Equinix, Inc. 3.90% 4/15/2032		7,430	6,622
Equinix, Inc. 3.00% 7/15/2050		6,651	4,204
Equinix, Inc. 2.95% 9/15/2051		400	251
Equinix, Inc. 3.40% 2/15/2052		8,582	5,884
Essex Portfolio, LP 3.25% 5/1/2023		1,075	1,067
Essex Portfolio, LP 3.875% 5/1/2024		5,500	5,388
Extra Space Storage, Inc. 2.35% 3/15/2032		4,089	3,104
FibraSOMA 4.375% 7/22/2031[2]		8,260	6,188
Forestar Group, Inc. 3.85% 5/15/2026[2]		3,815	3,350
Forestar Group, Inc. 5.00% 3/1/2028[2]		2,000	1,719
Hospitality Properties Trust 4.50% 6/15/2023		9,680	9,528
Hospitality Properties Trust 4.50% 3/15/2025		6,875	5,941
Hospitality Properties Trust 3.95% 1/15/2028		100	71
Howard Hughes Corp. 5.375% 8/1/2028[2]		7,525	6,791
Howard Hughes Corp. 4.125% 2/1/2029[2]		1,925	1,615
Howard Hughes Corp. 4.375% 2/1/2031[2]		6,265	5,078
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		4,513	3,740
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		6,088	4,513

The Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Invitation Homes Operating Partnership, LP 2.70% 1/15/2034	USD	3,883	$2,843
Iron Mountain, Inc. 4.875% 9/15/2027[2]		1,605	1,479
Iron Mountain, Inc. 5.25% 3/15/2028[2]		12,959	11,943
Iron Mountain, Inc. 4.875% 9/15/2029[2]		8,367	7,312
Iron Mountain, Inc. 5.25% 7/15/2030[2]		7,950	6,927
Iron Mountain, Inc. 4.50% 2/15/2031[2]		8,750	7,212
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029		2,325	1,846
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031		5,870	4,426
Kimco Realty Corp. 2.70% 3/1/2024		16,980	16,442
Kimco Realty Corp. 3.30% 2/1/2025		5,000	4,795
Omega Healthcare Investors, Inc. 4.375% 8/1/2023		433	431
Piedmont Operating Partnership, LP 3.40% 6/1/2023		2,800	2,774
Piedmont Operating Partnership, LP 4.45% 3/15/2024		3,000	2,949
Public Storage 1.95% 11/9/2028		5,850	5,001
Public Storage 2.30% 5/1/2031		22,729	18,504
Scentre Group 3.50% 2/12/2025[2]		9,846	9,431
Scentre Group 3.25% 10/28/2025[2]		1,265	1,188
Sun Communities Operating, LP 2.30% 11/1/2028		5,866	4,895
Sun Communities Operating, LP 2.70% 7/15/2031		25,386	20,099
Sun Communities Operating, LP 4.20% 4/15/2032		10,477	9,256
VICI Properties, LP 3.50% 2/15/2025[2]		2,675	2,526
VICI Properties, LP 4.375% 5/15/2025		4,312	4,194
VICI Properties, LP 4.625% 6/15/2025[2]		3,475	3,336
VICI Properties, LP 4.75% 2/15/2028		27,430	26,073
VICI Properties, LP 3.875% 2/15/2029[2]		2,835	2,489
VICI Properties, LP 4.625% 12/1/2029[2]		715	652
VICI Properties, LP 4.95% 2/15/2030		27,015	25,753
VICI Properties, LP 4.125% 8/15/2030[2]		2,500	2,192
VICI Properties, LP 5.125% 5/15/2032		66,704	61,893
VICI Properties, LP 5.625% 5/15/2052		17,370	15,390
WEA Finance, LLC 3.75% 9/17/2024[2]		2,480	2,345
Westfield Corp., Ltd. 3.50% 6/15/2029[2]		6,247	5,098
			588,568

Materials 0.55%
Air Products and Chemicals, Inc. 1.50% 10/15/2025		757	698
Air Products and Chemicals, Inc. 2.70% 5/15/2040		11,472	8,582
Alpek, SAB de CV, 3.25% 2/25/2031[2]		5,000	4,173
Anglo American Capital PLC 2.25% 3/17/2028[2]		4,816	4,058
Anglo American Capital PLC 5.625% 4/1/2030[2]		10,000	9,952
Anglo American Capital PLC 2.875% 3/17/2031[2]		3,600	2,948
ArcelorMittal 7.00% 10/15/2039		3,250	3,312
ArcelorMittal 6.75% 3/1/2041		2,780	2,693
Ardagh Packaging Finance 4.125% 8/15/2026[2]		2,500	2,171
Ardagh Packaging Finance PLC 5.25% 4/30/2025[2]		3,640	3,470
Ball Corp. 4.00% 11/15/2023		6,000	5,890
Berry Global Escrow Corp. 4.875% 7/15/2026[2]		9,875	9,530
Braskem Idesa SAPI 7.45% 11/15/2029[2]		1,540	1,218
Braskem Netherlands Finance BV 4.50% 1/31/2030[2]		4,600	3,922
Braskem SA 5.875% 1/31/2050[2]		4,000	3,106
BWAY Parent Co., Inc. 5.50% 4/15/2024[2]		6,500	6,334
Celanese US Holdings, LLC 6.05% 3/15/2025		2,250	2,243
Celanese US Holdings, LLC 6.165% 7/15/2027		19,250	19,018
Celanese US Holdings, LLC 6.33% 7/15/2029		5,750	5,599
Celanese US Holdings, LLC 6.379% 7/15/2032		14,962	14,270
Chevron Phillips Chemical Co., LLC 3.30% 5/1/2023[2]		6,630	6,587
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[2]		12,450	12,503
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[2]		4,175	3,711
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[2]		2,825	2,499
Crown Holdings, Inc. 4.25% 9/30/2026		4,000	3,821
Dow Chemical Co. 4.55% 11/30/2025		33	33
Dow Chemical Co. 4.80% 11/30/2028		4,000	3,950
Dow Chemical Co. 4.625% 10/1/2044		1,100	917
Dow Chemical Co. 5.55% 11/30/2048		6,500	6,119
Dow Chemical Co. 4.80% 5/15/2049		2,402	2,039
Dow Chemical Co. 3.60% 11/15/2050		10,639	7,651
Freeport-McMoRan, Inc. 3.875% 3/15/2023		9,000	8,990

32	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Freeport-McMoRan, Inc. 5.40% 11/14/2034	USD	1,450	$1,372
Freeport-McMoRan, Inc. 5.45% 3/15/2043		2,566	2,320
Fresnillo PLC 4.25% 10/2/2050[2]		9,516	7,509
Glencore Funding, LLC 1.625% 4/27/2026[2]		6,168	5,442
Glencore Funding, LLC 2.625% 9/23/2031[2]		9,100	7,272
Glencore Funding, LLC 3.375% 9/23/2051[2]		2,100	1,371
Graphic Packaging International, Inc. 3.50% 3/15/2028[2]		8,000	6,975
Industrias Peñoles, SAB de CV, 4.75% 8/6/2050[2]		6,090	5,042
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]		5,000	4,421
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]		8,022	6,745
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]		30,114	23,961
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[2]		4,500	3,227
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]		10,710	7,296
Linde, Inc. 4.70% 12/5/2025		7,500	7,514
LYB International Finance III, LLC 4.20% 10/15/2049		1,740	1,302
LYB International Finance III, LLC 3.625% 4/1/2051		5,503	3,705
Methanex Corp. 5.125% 10/15/2027		13,150	12,219
Methanex Corp. 5.25% 12/15/2029		1,125	1,000
Methanex Corp. 5.65% 12/1/2044		1,000	763
Mineral Resources, Ltd. 8.00% 11/1/2027[2]		5,475	5,606
Nova Chemicals Corp. 4.875% 6/1/2024[2]		2,000	1,940
Nova Chemicals Corp. 5.25% 6/1/2027[2]		7,500	6,754
Nova Chemicals Corp. 4.25% 5/15/2029[2]		5,535	4,533
Nutrien, Ltd. 5.90% 11/7/2024		4,503	4,563
Nutrien, Ltd. 5.95% 11/7/2025		1,705	1,742
Nutrien, Ltd. 4.20% 4/1/2029		500	471
Nutrien, Ltd. 5.00% 4/1/2049		3,850	3,476
Olin Corp. 5.625% 8/1/2029		2,500	2,379
Praxair, Inc. 1.10% 8/10/2030		9,983	7,671
Praxair, Inc. 2.00% 8/10/2050		5,829	3,253
Rio Tinto Finance (USA), Ltd. 2.75% 11/2/2051		8,451	5,631
Sherwin-Williams Company 3.125% 6/1/2024		7,250	7,047
Sherwin-Williams Company 3.45% 6/1/2027		2,862	2,689
Sherwin-Williams Company 2.95% 8/15/2029		5,150	4,519
Sherwin-Williams Company 2.30% 5/15/2030		2,771	2,284
Sherwin-Williams Company 2.20% 3/15/2032		5,250	4,166
Sherwin-Williams Company 4.50% 6/1/2047		2,601	2,195
Sherwin-Williams Company 3.80% 8/15/2049		1,750	1,307
Sherwin-Williams Company 3.30% 5/15/2050		1,700	1,170
Sherwin-Williams Company 2.90% 3/15/2052		2,500	1,567
Silgan Holdings, Inc. 4.125% 2/1/2028		2,500	2,317
South32 Treasury, Ltd. 4.35% 4/14/2032[2]		8,930	7,664
Summit Materials, LLC 5.25% 1/15/2029[2]		4,160	3,880
Suzano Austria GmbH 6.00% 1/15/2029		1,900	1,894
Suzano Austria GmbH 3.75% 1/15/2031		6,660	5,602
Tronox, Ltd. 4.625% 3/15/2029[2]		6,000	4,999
Westlake Chemical Corp. 5.00% 8/15/2046		7,090	5,921
Westlake Chemical Corp. 4.375% 11/15/2047		1,110	840
			389,543

Municipals 0.01%
Aeropuerto International de Tocume SA 4.00% 8/11/2041[2]		4,100	3,384
Aeropuerto International de Tocume SA 5.125% 8/11/2061[2]		3,180	2,614
			5,998

Total corporate bonds, notes & loans			23,631,837

U.S. Treasury bonds & notes 30.76%
U.S. Treasury 19.96%
U.S. Treasury 0.125% 4/30/2023		15,679	15,461
U.S. Treasury 0.125% 5/15/2023		40,000	39,344
U.S. Treasury 1.75% 5/15/2023		3,100	3,068
U.S. Treasury 0.125% 5/31/2023		14,456	14,193
U.S. Treasury 2.75% 5/31/2023		25,000	24,816
U.S. Treasury 2.625% 6/30/2023		15,000	14,861
U.S. Treasury 0.25% 9/30/2023		8,377	8,104
U.S. Treasury 0.375% 10/31/2023		183,176	176,664
U.S. Treasury 0.25% 11/15/2023		240,000	230,869

The Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.50% 11/30/2023	USD	948,180		$912,253
U.S. Treasury 2.125% 11/30/2023		16,428		16,047
U.S. Treasury 0.125% 12/15/2023		147,247		141,063
U.S. Treasury 0.75% 12/31/2023		20,000		19,235
U.S. Treasury 2.25% 12/31/2023		176,637		172,401
U.S. Treasury 0.875% 1/31/2024		31,719		30,439
U.S. Treasury 1.50% 2/29/2024		72,152		69,565
U.S. Treasury 2.375% 2/29/2024		67,233		65,495
U.S. Treasury 0.25% 3/15/2024		200		190
U.S. Treasury 2.125% 3/31/2024		105,265		102,004
U.S. Treasury 2.25% 3/31/2024		300,000		291,093
U.S. Treasury 0.375% 4/15/2024		107,853		102,062
U.S. Treasury 2.00% 4/30/2024		19,000		18,342
U.S. Treasury 2.25% 4/30/2024		170,633		165,241
U.S. Treasury 0.25% 5/15/2024		27,844		26,210
U.S. Treasury 2.50% 5/15/2024		4,000		3,883
U.S. Treasury 2.00% 5/31/2024		442,300		426,196
U.S. Treasury 1.75% 6/30/2024		40,000		38,342
U.S. Treasury 2.00% 6/30/2024		55,000		52,903
U.S. Treasury 3.00% 7/31/2024		78,000		76,084
U.S. Treasury 0.375% 8/15/2024		11,802		11,029
U.S. Treasury 1.25% 8/31/2024		75,000		71,021
U.S. Treasury 3.25% 8/31/2024		168,089		164,595
U.S. Treasury 0.375% 9/15/2024		5,120		4,772
U.S. Treasury 1.50% 9/30/2024		130,000		123,500
U.S. Treasury 2.125% 9/30/2024		8,000		7,679
U.S. Treasury 4.25% 9/30/2024		4,999		4,973
U.S. Treasury 0.625% 10/15/2024		7,484		6,991
U.S. Treasury 1.50% 10/31/2024		8,200		7,772
U.S. Treasury 0.75% 11/15/2024		2,992		2,793
U.S. Treasury 1.50% 11/30/2024		1,000		946
U.S. Treasury 2.125% 11/30/2024		18,000		17,234
U.S. Treasury 4.50% 11/30/2024		62,936		62,948
U.S. Treasury 1.00% 12/15/2024		6,466		6,052
U.S. Treasury 2.25% 12/31/2024		3,000		2,876
U.S. Treasury 4.25% 12/31/2024		1,107		1,103
U.S. Treasury 1.125% 1/15/2025		37,895		35,472
U.S. Treasury 1.50% 2/15/2025		46,560		43,834
U.S. Treasury 2.75% 2/28/2025[9]		750,000		725,010
U.S. Treasury 2.625% 3/31/2025		135,324		130,435
U.S. Treasury 2.625% 4/15/2025		9,500		9,143
U.S. Treasury 0.25% 5/31/2025		1,000		908
U.S. Treasury 2.875% 5/31/2025		252,175		243,868
U.S. Treasury 2.875% 6/15/2025		25,572		24,716
U.S. Treasury 3.00% 7/15/2025		31,986		30,987
U.S. Treasury 3.125% 8/15/2025		100,500		97,583
U.S. Treasury 4.25% 10/15/2025		6,818		6,814
U.S. Treasury 4.50% 11/15/2025		239,353		240,872
U.S. Treasury 0.375% 11/30/2025		640,000		572,824
U.S. Treasury 4.00% 12/15/2025		225,622		224,212
U.S. Treasury 2.625% 12/31/2025		822		786
U.S. Treasury 0.375% 1/31/2026		517,340		460,459
U.S. Treasury 2.625% 1/31/2026		9,585		9,163
U.S. Treasury 0.50% 2/28/2026		1,184		1,056
U.S. Treasury 0.75% 3/31/2026		1		—	[6]
U.S. Treasury 2.25% 3/31/2026		8,000		7,541
U.S. Treasury 0.75% 4/30/2026		406,692		363,718
U.S. Treasury 0.75% 5/31/2026		4,436		3,957
U.S. Treasury 0.875% 6/30/2026		8,802		7,871
U.S. Treasury 0.625% 7/31/2026		8,051		7,114
U.S. Treasury 0.75% 8/31/2026		148,628		131,630
U.S. Treasury 0.875% 9/30/2026		6,903		6,132
U.S. Treasury 1.125% 10/31/2026		9,046		8,091
U.S. Treasury 2.00% 11/15/2026		15,600		14,428
U.S. Treasury 1.25% 11/30/2026		188,000		168,686
U.S. Treasury 1.625% 11/30/2026		—	[6]	—	[6]
U.S. Treasury 1.50% 1/31/2027		36,000		32,513

34	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 2/15/2027	USD	3,000	$2,792
U.S. Treasury 2.75% 4/30/2027		76,100	72,152
U.S. Treasury 0.50% 5/31/2027		16,000	13,722
U.S. Treasury 2.625% 5/31/2027		7,902	7,450
U.S. Treasury 0.50% 6/30/2027		6,000	5,133
U.S. Treasury 3.25% 6/30/2027		124,052	119,983
U.S. Treasury 2.75% 7/31/2027		224,000	211,988
U.S. Treasury 0.50% 8/31/2027		165,291	140,661
U.S. Treasury 4.125% 10/31/2027		725	728
U.S. Treasury 3.875% 11/30/2027		578,151	575,019
U.S. Treasury 0.75% 1/31/2028		11,450	9,741
U.S. Treasury 2.75% 2/15/2028		17,398	16,361
U.S. Treasury 1.125% 2/29/2028		3,047	2,639
U.S. Treasury 1.25% 4/30/2028		1,000	868
U.S. Treasury 2.875% 5/15/2028		61,335	57,915
U.S. Treasury 1.25% 5/31/2028		20,861	18,069
U.S. Treasury 1.25% 6/30/2028		42,000	36,321
U.S. Treasury 1.00% 7/31/2028		3,500	2,976
U.S. Treasury 2.875% 8/15/2028		3,760	3,541
U.S. Treasury 1.125% 8/31/2028		4,045	3,455
U.S. Treasury 1.50% 11/30/2028		140,000	121,567
U.S. Treasury 1.75% 1/31/2029[9]		231,705	203,614
U.S. Treasury 2.375% 3/31/2029		4,000	3,641
U.S. Treasury 2.875% 4/30/2029[9]		309,760	290,202
U.S. Treasury 2.375% 5/15/2029		2,000	1,818
U.S. Treasury 1.625% 8/15/2029		398	345
U.S. Treasury 3.875% 11/30/2029		20,828	20,690
U.S. Treasury 3.875% 12/31/2029		40,000	39,725
U.S. Treasury 1.50% 2/15/2030		7,399	6,305
U.S. Treasury 0.625% 5/15/2030		3,638	2,880
U.S. Treasury 1.625% 5/15/2031		116,450	98,027
U.S. Treasury 1.25% 8/15/2031		20,972	17,028
U.S. Treasury 1.375% 11/15/2031		2,982	2,429
U.S. Treasury 1.875% 2/15/2032		25,000	21,203
U.S. Treasury 2.875% 5/15/2032		22,665	20,898
U.S. Treasury 2.75% 8/15/2032		17,171	15,634
U.S. Treasury 4.125% 11/15/2032		450,354	459,327
U.S. Treasury 3.50% 2/15/2039		4,000	3,768
U.S. Treasury 4.25% 5/15/2039		98,963	102,138
U.S. Treasury 4.625% 2/15/2040		9,400	10,123
U.S. Treasury 1.125% 5/15/2040		234,576	147,202
U.S. Treasury 1.125% 8/15/2040		40,495	25,247
U.S. Treasury 1.375% 11/15/2040		190,094	123,837
U.S. Treasury 1.875% 2/15/2041		155,839	110,387
U.S. Treasury 4.375% 5/15/2041		11,500	11,944
U.S. Treasury 1.75% 8/15/2041		62,098	42,607
U.S. Treasury 2.00% 11/15/2041		4,651	3,330
U.S. Treasury 3.125% 11/15/2041		20,000	17,310
U.S. Treasury 2.375% 2/15/2042[9]		261,823	200,142
U.S. Treasury 2.75% 8/15/2042		7,000	5,647
U.S. Treasury 2.75% 11/15/2042		13,336	10,723
U.S. Treasury 4.00% 11/15/2042		35,288	34,576
U.S. Treasury 2.875% 5/15/2043		23,810	19,494
U.S. Treasury 3.375% 5/15/2044		38,700	34,200
U.S. Treasury 3.00% 11/15/2044		900	746
U.S. Treasury 2.50% 2/15/2045		51,360	38,842
U.S. Treasury 3.00% 5/15/2045		560	463
U.S. Treasury 3.00% 11/15/2045		10,552	8,714
U.S. Treasury 2.50% 2/15/2046		173,562	130,438
U.S. Treasury 2.50% 5/15/2046		18,730	14,044
U.S. Treasury 2.25% 8/15/2046		4,500	3,203
U.S. Treasury 2.875% 11/15/2046		9,369	7,544
U.S. Treasury 3.00% 2/15/2047		39,950	32,846
U.S. Treasury 3.00% 5/15/2047		86,916	71,449
U.S. Treasury 2.75% 8/15/2047		500	392
U.S. Treasury 2.75% 11/15/2047		5,300	4,161
U.S. Treasury 3.00% 2/15/2048[9]		185,101	152,514

The Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.125% 5/15/2048	USD	5,150		$4,350
U.S. Treasury 3.00% 8/15/2048		11,100		9,161
U.S. Treasury 3.375% 11/15/2048		14,260		12,648
U.S. Treasury 3.00% 2/15/2049		55,766		46,191
U.S. Treasury 2.875% 5/15/2049[9]		194,300		157,129
U.S. Treasury 2.25% 8/15/2049		160,047		113,275
U.S. Treasury 2.375% 11/15/2049		95,544		69,573
U.S. Treasury 2.00% 2/15/2050		31,100		20,661
U.S. Treasury 1.25% 5/15/2050[9]		255,000		137,938
U.S. Treasury 1.375% 8/15/2050[9]		529,030		295,984
U.S. Treasury 1.625% 11/15/2050		265,850		159,225
U.S. Treasury 1.875% 2/15/2051		46,906		29,974
U.S. Treasury 2.375% 5/15/2051		22,893		16,504
U.S. Treasury 2.00% 8/15/2051		210,459		138,531
U.S. Treasury 1.875% 11/15/2051		104,285		66,411
U.S. Treasury 2.25% 2/15/2052		271,962		190,123
U.S. Treasury 2.875% 5/15/2052		113,440		91,352
U.S. Treasury 3.00% 8/15/2052		1,501,637		1,245,097
U.S. Treasury 4.00% 11/15/2052		41,360		41,582
				14,203,122

U.S. Treasury inflation-protected securities 10.80%
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2023[10]		222,532		222,119
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[10]		777,671		770,196
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2023[10]		202,231		199,907
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[9,10]		1,931,491		1,891,790
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[10]		314,893		306,447
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[10]		1,715,876		1,662,084
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[10]		484,192		466,653
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[10]		169,277		162,483
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[10]		14,587		13,903
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[10]		485,371		466,389
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[10]		48,232		45,845
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[10]		26,924		25,850
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[10]		338,035		317,773
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[10]		54,948		51,536
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[10]		305,389		284,564
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]		196,327		196,078
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[10]		65,587		58,935
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[10]		456,834		405,322
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[10]		3,228		3,414
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[9,10]		156,596		131,208
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[10]		1,702		1,098
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[10]		3,116		2,013
				7,685,607

Total U.S. Treasury bonds & notes				21,888,729

Mortgage-backed obligations 26.12%
Federal agency mortgage-backed obligations 23.25%
Fannie Mae Pool #976948 6.00% 2/1/2023[11]		—	[6]	—	[6]
Fannie Mae Pool #255016 6.50% 10/1/2023[11]		9		9
Fannie Mae Pool #932119 4.50% 11/1/2024[11]		297		297
Fannie Mae Pool #AD3149 4.50% 4/1/2025[11]		177		177
Fannie Mae Pool #AD6392 4.50% 5/1/2025[11]		314		314
Fannie Mae Pool #AD5692 4.50% 5/1/2025[11]		181		181
Fannie Mae Pool #AB1068 4.50% 5/1/2025[11]		1		1
Fannie Mae Pool #303591 6.50% 11/1/2025[11]		—	[6]	—	[6]
Fannie Mae Pool #745316 6.50% 2/1/2026[11]		14		14
Fannie Mae Pool #AL1237 6.50% 2/1/2026[11]		6		6
Fannie Mae Pool #256449 6.50% 10/1/2026[11]		17		17
Fannie Mae Pool #MA2973 3.00% 4/1/2027[11]		5		5
Fannie Mae Pool #256821 6.50% 7/1/2027[11]		1		1
Fannie Mae Pool #256856 6.50% 8/1/2027[11]		37		38
Fannie Mae Pool #MA3131 3.00% 9/1/2027[11]		46		44
Fannie Mae Pool #256886 6.50% 9/1/2027[11]		25		25
Fannie Mae Pool #995401 6.50% 10/1/2027[11]		—	[6]	—	[6]
Fannie Mae Pool #257145 6.50% 3/1/2028[11]		10		10

36	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #251752 6.50% 6/1/2028[11]	USD	—	[6]	—	[6]
Fannie Mae Pool #257431 6.50% 10/1/2028[11]		2		$2
Fannie Mae Pool #AL8822 6.50% 11/1/2028[11]		—	[6]	—	[6]
Fannie Mae Pool #496029 6.50% 1/1/2029[11]		—	[6]	—	[6]
Fannie Mae Pool #AY1948 3.50% 1/1/2030[11]		206		202
Fannie Mae Pool #AL9668 3.00% 10/1/2030[11]		7		7
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[11]		259		253
Fannie Mae Pool #AL6344 5.00% 2/1/2031[11]		192		194
Fannie Mae Pool #FM9892 5.00% 9/1/2031[11]		209		208
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[11]		370		348
Fannie Mae Pool #695412 5.00% 6/1/2033[11]		8		8
Fannie Mae Pool #MA3518 4.00% 11/1/2033[11]		13		13
Fannie Mae Pool #BO1359 2.50% 8/1/2034[11]		1,546		1,431
Fannie Mae Pool #AD3566 5.00% 10/1/2035[11]		86		87
Fannie Mae Pool #745140 5.00% 11/1/2035[11]		176		179
Fannie Mae Pool #MA2588 4.00% 4/1/2036[11]		1,444		1,392
Fannie Mae Pool #MA2717 4.00% 8/1/2036[11]		289		279
Fannie Mae Pool #MA2746 4.00% 9/1/2036[11]		1,730		1,668
Fannie Mae Pool #MA2787 4.00% 10/1/2036[11]		994		958
Fannie Mae Pool #AS8355 3.00% 11/1/2036[11]		8,496		7,890
Fannie Mae Pool #AS8554 3.00% 12/1/2036[11]		858		797
Fannie Mae Pool #MA2866 3.00% 1/1/2037[11]		10,302		9,568
Fannie Mae Pool #MA2897 3.00% 2/1/2037[11]		18,026		16,742
Fannie Mae Pool #913966 6.00% 2/1/2037[11]		2		2
Fannie Mae Pool #914612 7.50% 3/1/2037[11]		54		54
Fannie Mae Pool #924069 7.00% 5/1/2037[11]		101		101
Fannie Mae Pool #954927 7.00% 7/1/2037[11]		98		99
Fannie Mae Pool #966170 7.00% 7/1/2037[11]		75		75
Fannie Mae Pool #954936 7.00% 7/1/2037[11]		37		37
Fannie Mae Pool #945680 6.00% 9/1/2037[11]		18		18
Fannie Mae Pool #924866 2.765% 10/1/2037[3,11]		16		16
Fannie Mae Pool #988588 5.50% 8/1/2038[11]		3		4
Fannie Mae Pool #889982 5.50% 11/1/2038[11]		18		18
Fannie Mae Pool #MA3539 4.50% 12/1/2038[11]		39		38
Fannie Mae Pool #931768 5.00% 8/1/2039[11]		77		78
Fannie Mae Pool #AC2641 4.50% 10/1/2039[11]		3,531		3,503
Fannie Mae Pool #AC0794 5.00% 10/1/2039[11]		152		154
Fannie Mae Pool #932606 5.00% 2/1/2040[11]		121		122
Fannie Mae Pool #AD8522 4.00% 8/1/2040[11]		92		89
Fannie Mae Pool #AB1297 5.00% 8/1/2040[11]		280		285
Fannie Mae Pool #AE1761 4.00% 9/1/2040[11]		1,805		1,735
Fannie Mae Pool #AE5471 4.50% 10/1/2040[11]		570		564
Fannie Mae Pool #AE7567 4.00% 11/1/2040[11]		1,864		1,791
Fannie Mae Pool #AH0007 4.00% 12/1/2040[11]		1,893		1,820
Fannie Mae Pool #AH0539 4.00% 12/1/2040[11]		523		505
Fannie Mae Pool #AE8073 4.00% 12/1/2040[11]		356		344
Fannie Mae Pool #AH6099 5.00% 3/1/2041[11]		1,177		1,193
Fannie Mae Pool #AH8144 5.00% 4/1/2041[11]		32		32
Fannie Mae Pool #AH9479 5.00% 4/1/2041[11]		31		31
Fannie Mae Pool #AI1862 5.00% 5/1/2041[11]		1,396		1,411
Fannie Mae Pool #AI3510 5.00% 6/1/2041[11]		768		776
Fannie Mae Pool #AE1248 5.00% 6/1/2041[11]		250		253
Fannie Mae Pool #MA4387 2.00% 7/1/2041[11]		3,563		3,007
Fannie Mae Pool #AI5172 4.00% 8/1/2041[11]		456		438
Fannie Mae Pool #AL0658 4.50% 8/1/2041[11]		611		607
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[11]		130		125
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[11]		651		662
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[11]		352		338
Fannie Mae Pool #AE1274 5.00% 10/1/2041[11]		171		174
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[11]		362		349
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[11]		470		477
Fannie Mae Pool #AE1277 5.00% 11/1/2041[11]		253		257
Fannie Mae Pool #MA4501 2.00% 12/1/2041[11]		77,952		65,802
Fannie Mae Pool #AB4050 4.00% 12/1/2041[11]		695		670
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[11]		410		396
Fannie Mae Pool #AJ7471 4.00% 12/1/2041[11]		406		391
Fannie Mae Pool #AE1283 5.00% 12/1/2041[11]		134		135

The Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4540 2.00% 2/1/2042[11]	USD	34,519	$29,138
Fannie Mae Pool #890407 4.00% 2/1/2042[11]		955	921
Fannie Mae Pool #AE1290 5.00% 2/1/2042[11]		249	251
Fannie Mae Pool #MA4570 2.00% 3/1/2042[11]		19,744	16,666
Fannie Mae Pool #AK6740 4.00% 3/1/2042[11]		3,616	3,494
Fannie Mae Pool #AL2745 4.00% 3/1/2042[11]		2,881	2,779
Fannie Mae Pool #AK4949 4.00% 3/1/2042[11]		206	198
Fannie Mae Pool #MA4586 2.00% 4/1/2042[11]		6,376	5,382
Fannie Mae Pool #AX3703 4.00% 9/1/2042[11]		3,960	3,806
Fannie Mae Pool #AR1512 3.50% 1/1/2043[11]		519	487
Fannie Mae Pool #AT0412 3.50% 3/1/2043[11]		237	222
Fannie Mae Pool #AT0300 3.50% 3/1/2043[11]		67	63
Fannie Mae Pool #AT3954 3.50% 4/1/2043[11]		110	103
Fannie Mae Pool #AT2683 4.00% 5/1/2043[11]		2,048	1,966
Fannie Mae Pool #AT5898 3.00% 6/1/2043[11]		16,282	14,832
Fannie Mae Pool #AL3829 3.50% 6/1/2043[11]		2,350	2,207
Fannie Mae Pool #AT7161 3.50% 6/1/2043[11]		840	786
Fannie Mae Pool #AV0786 4.00% 11/1/2043[11]		3,113	2,993
Fannie Mae Pool #AL8421 3.50% 1/1/2044[11]		13,338	12,497
Fannie Mae Pool #AX0817 4.00% 9/1/2044[11]		195	188
Fannie Mae Pool #AX8521 3.50% 12/1/2044[11]		360	336
Fannie Mae Pool #AY1829 3.50% 12/1/2044[11]		105	99
Fannie Mae Pool #BE5009 3.50% 1/1/2045[11]		707	660
Fannie Mae Pool #BE5017 3.50% 2/1/2045[11]		1,279	1,191
Fannie Mae Pool #FM9416 3.50% 7/1/2045[11]		7,291	6,751
Fannie Mae Pool #AZ7366 4.00% 11/1/2045[11]		18,161	17,412
Fannie Mae Pool #AS6348 4.00% 12/1/2045[11]		3,147	3,018
Fannie Mae Pool #AS6839 4.00% 3/1/2046[11]		3,988	3,821
Fannie Mae Pool #BC1352 4.00% 3/1/2046[11]		1,246	1,195
Fannie Mae Pool #AL8522 3.50% 5/1/2046[11]		30	28
Fannie Mae Pool #BC8647 4.50% 6/1/2046[11]		268	260
Fannie Mae Pool #BD1968 4.00% 7/1/2046[11]		33	31
Fannie Mae Pool #BD1550 4.50% 7/1/2046[11]		251	246
Fannie Mae Pool #BD7600 4.50% 9/1/2046[11]		80	78
Fannie Mae Pool #BD9236 3.50% 10/1/2046[11]		328	304
Fannie Mae Pool #MA2809 4.50% 10/1/2046[11]		716	682
Fannie Mae Pool #MA2821 4.50% 10/1/2046[11]		317	304
Fannie Mae Pool #BD9248 4.50% 10/1/2046[11]		230	225
Fannie Mae Pool #AS8310 3.00% 11/1/2046[11]		559	503
Fannie Mae Pool #MA2833 3.00% 12/1/2046[11]		38	34
Fannie Mae Pool #BC9077 3.50% 12/1/2046[11]		16,825	15,629
Fannie Mae Pool #BD2440 3.50% 1/1/2047[11]		1,822	1,692
Fannie Mae Pool #BM1179 3.00% 4/1/2047[11]		658	590
Fannie Mae Pool #BH0876 4.50% 4/1/2047[11]		2,497	2,455
Fannie Mae Pool #MA3002 4.50% 4/1/2047[11]		462	439
Fannie Mae Pool #BE8740 3.50% 5/1/2047[11]		1,156	1,073
Fannie Mae Pool #BE8742 3.50% 5/1/2047[11]		335	313
Fannie Mae Pool #BH2846 3.50% 5/1/2047[11]		155	145
Fannie Mae Pool #BH2848 3.50% 5/1/2047[11]		138	128
Fannie Mae Pool #BH2847 3.50% 5/1/2047[11]		106	98
Fannie Mae Pool #BH3122 4.00% 6/1/2047[11]		70	67
Fannie Mae Pool #BD3554 4.00% 7/1/2047[11]		912	865
Fannie Mae Pool #256893 7.00% 8/1/2047[11]		10	11
Fannie Mae Pool #CA0453 4.00% 9/1/2047[11]		6,560	6,263
Fannie Mae Pool #CA0770 3.50% 11/1/2047[11]		179	166
Fannie Mae Pool #BJ3525 4.50% 11/1/2047[11]		1,066	1,047
Fannie Mae Pool #CA0854 3.50% 12/1/2047[11]		13,370	12,403
Fannie Mae Pool #MA3211 4.00% 12/1/2047[11]		3,582	3,429
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[11]		2,088	2,002
Fannie Mae Pool #BM4413 4.50% 12/1/2047[11]		5,253	5,175
Fannie Mae Pool #BJ3558 4.50% 12/1/2047[11]		1,657	1,627
Fannie Mae Pool #BJ3581 4.50% 12/1/2047[11]		542	530
Fannie Mae Pool #CA1189 3.50% 2/1/2048[11]		1,384	1,285
Fannie Mae Pool #BK0163 4.50% 2/1/2048[11]		1,347	1,319
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[11]		873	812
Fannie Mae Pool #CA1532 3.50% 4/1/2048[11]		5,341	4,962
Fannie Mae Pool #BK5232 4.00% 5/1/2048[11]		1,062	1,018

38	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK6840 4.00% 6/1/2048[11]	USD	1,433	$1,375
Fannie Mae Pool #BF0293 3.00% 7/1/2048[11]		6,901	6,136
Fannie Mae Pool #CA2102 5.00% 7/1/2048[11]		478	479
Fannie Mae Pool #BF0318 3.50% 8/1/2048[11]		33,050	30,447
Fannie Mae Pool #BK9743 4.00% 8/1/2048[11]		424	407
Fannie Mae Pool #BK9761 4.50% 8/1/2048[11]		279	276
Fannie Mae Pool #CA2166 4.50% 8/1/2048[11]		15	14
Fannie Mae Pool #CA2850 4.00% 12/1/2048[11]		2,621	2,532
Fannie Mae Pool #BF0320 5.50% 1/1/2049[11]		6,259	6,558
Fannie Mae Pool #FM3280 3.50% 5/1/2049[11]		1,912	1,772
Fannie Mae Pool #BN6708 3.50% 6/1/2049[11]		9,135	8,467
Fannie Mae Pool #FM1062 3.50% 6/1/2049[11]		8,836	8,262
Fannie Mae Pool #CA3807 3.00% 7/1/2049[11]		1,311	1,174
Fannie Mae Pool #CA3806 3.00% 7/1/2049[11]		852	763
Fannie Mae Pool #CA4021 3.50% 8/1/2049[11]		25,339	23,311
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[11]		2,292	2,133
Fannie Mae Pool #FM2318 3.50% 9/1/2049[11]		43,693	40,462
Fannie Mae Pool #CA4151 3.50% 9/1/2049[11]		11,792	11,052
Fannie Mae Pool #FM1443 3.50% 9/1/2049[11]		6,612	6,152
Fannie Mae Pool #FM1913 4.00% 9/1/2049[11]		1,650	1,575
Fannie Mae Pool #FM1963 4.00% 11/1/2049[11]		40,489	38,745
Fannie Mae Pool #CA4802 3.50% 12/1/2049[11]		24,870	23,142
Fannie Mae Pool #CA5338 3.00% 3/1/2050[11]		12,216	10,816
Fannie Mae Pool #FM2664 3.50% 3/1/2050[11]		28,381	26,091
Fannie Mae Pool #CA5506 3.00% 4/1/2050[11]		49,936	44,523
Fannie Mae Pool #BP1948 3.00% 4/1/2050[11]		16,162	14,321
Fannie Mae Pool #BP1954 3.50% 4/1/2050[11]		19,901	18,340
Fannie Mae Pool #CA5659 2.50% 5/1/2050[11]		1,512	1,284
Fannie Mae Pool #CA5968 2.50% 6/1/2050[11]		45,749	39,314
Fannie Mae Pool #CA6309 3.00% 7/1/2050[11]		45,067	40,442
Fannie Mae Pool #CA6593 2.50% 8/1/2050[11]		14,095	12,136
Fannie Mae Pool #FM3920 2.50% 8/1/2050[11]		1,026	871
Fannie Mae Pool #BP6715 2.00% 9/1/2050[11]		7	6
Fannie Mae Pool #CA7028 2.50% 9/1/2050[11]		7,593	6,555
Fannie Mae Pool #CA6934 2.50% 9/1/2050[11]		264	224
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[11]		13,316	11,328
Fannie Mae Pool #CA7529 2.50% 10/1/2050[11]		2,874	2,444
Fannie Mae Pool #CA7257 2.50% 10/1/2050[11]		2,665	2,294
Fannie Mae Pool #CA7599 2.50% 11/1/2050[11]		4,773	4,117
Fannie Mae Pool #BQ7564 2.50% 11/1/2050[11]		581	495
Fannie Mae Pool #MA4208 2.00% 12/1/2050[11]		91,521	74,941
Fannie Mae Pool #CA8285 3.00% 12/1/2050[11]		58,361	52,350
Fannie Mae Pool #CA8046 3.00% 12/1/2050[11]		40,441	36,313
Fannie Mae Pool #BR0751 2.50% 1/1/2051[11]		1,254	1,064
Fannie Mae Pool #CA8623 3.00% 1/1/2051[11]		94,918	83,535
Fannie Mae Pool #CA8828 2.50% 2/1/2051[11]		42,453	36,493
Fannie Mae Pool #BR4996 2.50% 2/1/2051[11]		468	398
Fannie Mae Pool #CA8955 2.50% 2/1/2051[11]		74	64
Fannie Mae Pool #CA8969 3.00% 2/1/2051[11]		5,254	4,652
Fannie Mae Pool #CA9391 3.00% 3/1/2051[11]		200,217	176,748
Fannie Mae Pool #CB0290 2.00% 4/1/2051[11]		170,462	139,445
Fannie Mae Pool #MA4305 2.00% 4/1/2051[11]		228	186
Fannie Mae Pool #CB0041 3.00% 4/1/2051[11]		58,633	52,277
Fannie Mae Pool #BR1035 2.00% 5/1/2051[11]		134	110
Fannie Mae Pool #CB0457 2.50% 5/1/2051[11]		5,323	4,527
Fannie Mae Pool #CB0396 2.50% 5/1/2051[11]		630	534
Fannie Mae Pool #FM7304 2.50% 5/1/2051[11]		580	491
Fannie Mae Pool #FM7409 2.50% 5/1/2051[11]		114	97
Fannie Mae Pool #BT3317 2.50% 6/1/2051[11]		5,518	4,718
Fannie Mae Pool #FM7694 3.00% 6/1/2051[11]		20,674	18,318
Fannie Mae Pool #FM7687 3.00% 6/1/2051[11]		8,281	7,354
Fannie Mae Pool #BT0849 2.50% 7/1/2051[11]		12,675	10,752
Fannie Mae Pool #FM7900 2.50% 7/1/2051[11]		4,255	3,654
Fannie Mae Pool #BQ0991 2.50% 7/1/2051[11]		763	647
Fannie Mae Pool #FM8442 2.50% 8/1/2051[11]		62,934	53,377
Fannie Mae Pool #FM8683 2.50% 8/1/2051[11]		307	261
Fannie Mae Pool #FM8422 2.50% 8/1/2051[11]		125	107

The Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB1527 2.50% 9/1/2051[11]	USD	15,592	$13,245
Fannie Mae Pool #MA4414 2.50% 9/1/2051[11]		669	569
Fannie Mae Pool #BU0365 2.50% 9/1/2051[11]		642	546
Fannie Mae Pool #FM8980 2.50% 9/1/2051[11]		503	428
Fannie Mae Pool #BT4725 2.50% 9/1/2051[11]		319	271
Fannie Mae Pool #BQ6558 2.50% 9/1/2051[11]		229	195
Fannie Mae Pool #CB1867 2.50% 10/1/2051[11]		5,069	4,308
Fannie Mae Pool #BT6781 2.50% 10/1/2051[11]		3,000	2,543
Fannie Mae Pool #FS0031 2.50% 10/1/2051[11]		1,100	932
Fannie Mae Pool #BU2530 2.50% 10/1/2051[11]		413	351
Fannie Mae Pool #FM8954 2.50% 10/1/2051[11]		35	30
Fannie Mae Pool #FS0965 2.00% 11/1/2051[11]		1,076	882
Fannie Mae Pool #FM9492 2.50% 11/1/2051[11]		22,566	19,323
Fannie Mae Pool #FM9694 2.50% 11/1/2051[11]		12,004	10,305
Fannie Mae Pool #BU2803 2.50% 11/1/2051[11]		1,000	849
Fannie Mae Pool #FM9764 2.50% 11/1/2051[11]		1,000	848
Fannie Mae Pool #BQ7453 2.50% 11/1/2051[11]		518	441
Fannie Mae Pool #BT3056 2.50% 11/1/2051[11]		114	97
Fannie Mae Pool #FM9632 3.00% 11/1/2051[11]		16,992	15,042
Fannie Mae Pool #FM9631 3.00% 11/1/2051[11]		7,229	6,413
Fannie Mae Pool #CB2292 3.00% 11/1/2051[11]		2,089	1,859
Fannie Mae Pool #CB2319 2.50% 12/1/2051[11]		65,187	55,733
Fannie Mae Pool #FS0433 2.50% 12/1/2051[11]		57,584	49,736
Fannie Mae Pool #CB2371 2.50% 12/1/2051[11]		39,889	34,156
Fannie Mae Pool #CB2372 2.50% 12/1/2051[11]		31,243	26,712
Fannie Mae Pool #BT9510 2.50% 12/1/2051[11]		25,542	21,871
Fannie Mae Pool #BT9483 2.50% 12/1/2051[11]		24,579	21,014
Fannie Mae Pool #CB2286 2.50% 12/1/2051[11]		19,139	16,363
Fannie Mae Pool #CB2402 2.50% 12/1/2051[11]		14,044	11,905
Fannie Mae Pool #FM9804 2.50% 12/1/2051[11]		12,906	11,065
Fannie Mae Pool #CB2373 2.50% 12/1/2051[11]		11,875	10,153
Fannie Mae Pool #CB2375 2.50% 12/1/2051[11]		10,462	8,930
Fannie Mae Pool #BU3058 2.50% 12/1/2051[11]		5,963	5,063
Fannie Mae Pool #CB2401 2.50% 12/1/2051[11]		5,263	4,461
Fannie Mae Pool #FM9855 2.50% 12/1/2051[11]		2,607	2,210
Fannie Mae Pool #BT9513 2.50% 12/1/2051[11]		2,327	1,978
Fannie Mae Pool #FM9672 2.50% 12/1/2051[11]		1,266	1,076
Fannie Mae Pool #CB2414 3.00% 12/1/2051[11]		35,181	31,301
Fannie Mae Pool #FM9976 3.00% 12/1/2051[11]		16,453	14,701
Fannie Mae Pool #CB2293 3.00% 12/1/2051[11]		2,100	1,860
Fannie Mae Pool #BT9498 3.50% 12/1/2051[11]		10,504	9,577
Fannie Mae Pool #FS0235 2.50% 1/1/2052[11]		18,526	15,704
Fannie Mae Pool #FS2776 2.50% 1/1/2052[11]		1,661	1,409
Fannie Mae Pool #BV0762 2.50% 1/1/2052[11]		1,000	848
Fannie Mae Pool #CB2523 2.50% 1/1/2052[11]		829	704
Fannie Mae Pool #BV2930 2.50% 1/1/2052[11]		500	424
Fannie Mae Pool #FS0381 2.50% 1/1/2052[11]		300	254
Fannie Mae Pool #FS0392 2.50% 1/1/2052[11]		154	131
Fannie Mae Pool #FS0502 2.50% 1/1/2052[11]		100	85
Fannie Mae Pool #FS0174 2.50% 1/1/2052[11]		95	81
Fannie Mae Pool #CB2544 3.00% 1/1/2052[11]		33,976	30,042
Fannie Mae Pool #FS0972 3.50% 1/1/2052[11]		30,333	28,115
Fannie Mae Pool #CB2765 2.00% 2/1/2052[11]		60,837	50,021
Fannie Mae Pool #BU1330 2.50% 2/1/2052[11]		23,750	20,338
Fannie Mae Pool #FS0834 2.50% 2/1/2052[11]		10,480	8,903
Fannie Mae Pool #CB3666 2.50% 2/1/2052[11]		9,265	7,857
Fannie Mae Pool #FS1995 2.50% 2/1/2052[11]		5,690	4,824
Fannie Mae Pool #BV0307 2.50% 2/1/2052[11]		3,169	2,691
Fannie Mae Pool #FS0546 2.50% 2/1/2052[11]		2,902	2,460
Fannie Mae Pool #CB2870 2.50% 2/1/2052[11]		2,310	1,960
Fannie Mae Pool #BU7285 2.50% 2/1/2052[11]		1,684	1,438
Fannie Mae Pool #BV2784 2.50% 2/1/2052[11]		1,087	921
Fannie Mae Pool #BV2236 2.50% 2/1/2052[11]		389	331
Fannie Mae Pool #CB2896 3.00% 2/1/2052[11]		6,000	5,274
Fannie Mae Pool #BU8884 2.50% 3/1/2052[11]		13,000	11,023
Fannie Mae Pool #BV2851 2.50% 3/1/2052[11]		11,731	9,948
Fannie Mae Pool #CB3063 2.50% 3/1/2052[11]		5,623	4,775

40	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV2655 2.50% 3/1/2052[11]	USD	1,878	$1,592
Fannie Mae Pool #MA4563 2.50% 3/1/2052[11]		1,474	1,251
Fannie Mae Pool #BT2188 2.50% 3/1/2052[11]		1,242	1,054
Fannie Mae Pool #CB3995 2.50% 3/1/2052[11]		1,125	954
Fannie Mae Pool #BT8111 2.50% 3/1/2052[11]		730	620
Fannie Mae Pool #CB3744 2.50% 3/1/2052[11]		723	613
Fannie Mae Pool #BV3793 2.50% 3/1/2052[11]		638	542
Fannie Mae Pool #CB3164 2.50% 3/1/2052[11]		498	422
Fannie Mae Pool #CB3031 2.50% 3/1/2052[11]		180	153
Fannie Mae Pool #CB3120 3.00% 3/1/2052[11]		51,000	44,839
Fannie Mae Pool #CB3410 3.00% 3/1/2052[11]		1,916	1,683
Fannie Mae Pool #CB3061 3.00% 3/1/2052[11]		1,000	879
Fannie Mae Pool #BV3353 3.00% 3/1/2052[11]		1,000	879
Fannie Mae Pool #FS0957 3.00% 3/1/2052[11]		843	740
Fannie Mae Pool #FS1073 3.00% 3/1/2052[11]		254	224
Fannie Mae Pool #MA4578 2.50% 4/1/2052[11]		14,309	12,137
Fannie Mae Pool #BV2994 2.50% 4/1/2052[11]		7,865	6,676
Fannie Mae Pool #CB3408 2.50% 4/1/2052[11]		7,205	6,112
Fannie Mae Pool #CB3356 2.50% 4/1/2052[11]		4,510	3,825
Fannie Mae Pool #BT2292 2.50% 4/1/2052[11]		4,076	3,459
Fannie Mae Pool #CB3354 2.50% 4/1/2052[11]		2,124	1,803
Fannie Mae Pool #BV4656 2.50% 4/1/2052[11]		1,988	1,688
Fannie Mae Pool #BV7773 2.50% 4/1/2052[11]		1,000	849
Fannie Mae Pool #BQ7478 2.50% 4/1/2052[11]		998	848
Fannie Mae Pool #FS1629 2.50% 4/1/2052[11]		1,000	848
Fannie Mae Pool #FS1746 2.50% 4/1/2052[11]		980	833
Fannie Mae Pool #BV5370 2.50% 4/1/2052[11]		957	811
Fannie Mae Pool #BV8156 2.50% 4/1/2052[11]		902	765
Fannie Mae Pool #BV8569 2.50% 4/1/2052[11]		893	758
Fannie Mae Pool #BU6901 2.50% 4/1/2052[11]		818	694
Fannie Mae Pool #BT8108 2.50% 4/1/2052[11]		557	473
Fannie Mae Pool #BV8126 2.50% 4/1/2052[11]		498	423
Fannie Mae Pool #BV7698 2.50% 4/1/2052[11]		301	256
Fannie Mae Pool #BT8116 2.50% 4/1/2052[11]		125	106
Fannie Mae Pool #BV5332 2.50% 4/1/2052[11]		24	21
Fannie Mae Pool #CB3364 3.00% 4/1/2052[11]		4,429	3,891
Fannie Mae Pool #MA4579 3.00% 4/1/2052[11]		175	154
Fannie Mae Pool #FS2448 2.00% 5/1/2052[11]		23,056	18,826
Fannie Mae Pool #BU8825 2.50% 5/1/2052[11]		10,832	9,194
Fannie Mae Pool #CB3571 2.50% 5/1/2052[11]		2,470	2,097
Fannie Mae Pool #MA4598 2.50% 5/1/2052[11]		1,036	879
Fannie Mae Pool #BV7521 2.50% 5/1/2052[11]		1,000	848
Fannie Mae Pool #CB3665 2.50% 5/1/2052[11]		905	767
Fannie Mae Pool #BV9644 2.50% 5/1/2052[11]		575	487
Fannie Mae Pool #BT7826 2.50% 5/1/2052[11]		492	419
Fannie Mae Pool #BV5577 2.50% 5/1/2052[11]		199	169
Fannie Mae Pool #BV7787 2.50% 5/1/2052[11]		97	83
Fannie Mae Pool #BV2443 3.00% 5/1/2052[11]		1,502	1,320
Fannie Mae Pool #CB3586 3.00% 5/1/2052[11]		480	422
Fannie Mae Pool #CB3495 3.00% 5/1/2052[11]		186	163
Fannie Mae Pool #FS1877 3.00% 5/1/2052[11]		55	48
Fannie Mae Pool #BV9700 2.50% 6/1/2052[11]		4,358	3,698
Fannie Mae Pool #BW2934 2.50% 6/1/2052[11]		1,457	1,238
Fannie Mae Pool #BV9932 2.50% 6/1/2052[11]		567	482
Fannie Mae Pool #BU8730 2.50% 6/1/2052[11]		499	423
Fannie Mae Pool #BV2515 2.50% 6/1/2052[11]		295	250
Fannie Mae Pool #BW2170 2.50% 6/1/2052[11]		76	65
Fannie Mae Pool #BW1128 3.00% 6/1/2052[11]		1,017	894
Fannie Mae Pool #BW2935 3.00% 6/1/2052[11]		1,000	879
Fannie Mae Pool #MA4624 3.00% 6/1/2052[11]		96	85
Fannie Mae Pool #MA4652 2.50% 7/1/2052[11]		51,143	43,395
Fannie Mae Pool #CB4274 2.50% 7/1/2052[11]		20,308	17,228
Fannie Mae Pool #BW4142 2.50% 7/1/2052[11]		3,566	3,023
Fannie Mae Pool #BV7868 2.50% 7/1/2052[11]		628	533
Fannie Mae Pool #BW0002 2.50% 7/1/2052[11]		43	37
Fannie Mae Pool #CB4159 4.00% 7/1/2052[11]		2,772	2,603
Fannie Mae Pool #CB4135 5.00% 7/1/2052[11]		192	190

The Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW5402 5.50% 7/1/2052[11]	USD	625	$629
Fannie Mae Pool #MA4743 2.50% 8/1/2052[11]		9,064	7,687
Fannie Mae Pool #FS2535 2.50% 8/1/2052[11]		1,000	849
Fannie Mae Pool #BV7912 2.50% 8/1/2052[11]		35	30
Fannie Mae Pool #MA4699 3.50% 8/1/2052[11]		33,300	30,294
Fannie Mae Pool #MA4700 4.00% 8/1/2052[11]		19,527	18,335
Fannie Mae Pool #BV8024 4.00% 8/1/2052[11]		3,509	3,295
Fannie Mae Pool #MA4701 4.50% 8/1/2052[11]		491	473
Fannie Mae Pool #MA4737 5.00% 8/1/2052[11]		741	731
Fannie Mae Pool #BW9408 5.00% 8/1/2052[11]		455	449
Fannie Mae Pool #CB5019 5.00% 8/1/2052[11]		205	203
Fannie Mae Pool #FS2699 5.00% 8/1/2052[11]		107	105
Fannie Mae Pool #MA4768 2.50% 9/1/2052[11]		998	846
Fannie Mae Pool #MA4730 3.00% 9/1/2052[11]		61	54
Fannie Mae Pool #MA4732 4.00% 9/1/2052[11]		62,589	58,770
Fannie Mae Pool #BW7326 4.00% 9/1/2052[11]		3,006	2,823
Fannie Mae Pool #BW9348 4.00% 9/1/2052[11]		2,607	2,448
Fannie Mae Pool #BW8103 4.00% 9/1/2052[11]		2,469	2,318
Fannie Mae Pool #BW7794 4.00% 9/1/2052[11]		1,106	1,039
Fannie Mae Pool #BW7772 4.00% 9/1/2052[11]		143	135
Fannie Mae Pool #MA4733 4.50% 9/1/2052[11]		14,001	13,490
Fannie Mae Pool #BW9049 4.50% 9/1/2052[11]		449	433
Fannie Mae Pool #MA4761 5.00% 9/1/2052[11]		116,767	115,261
Fannie Mae Pool #BW9449 5.00% 9/1/2052[11]		492	485
Fannie Mae Pool #BW1201 5.00% 9/1/2052[11]		438	432
Fannie Mae Pool #BV0954 5.00% 9/1/2052[11]		27	26
Fannie Mae Pool #MA4824 2.50% 10/1/2052[11]		2,766	2,346
Fannie Mae Pool #BW1263 2.50% 10/1/2052[11]		439	373
Fannie Mae Pool #MA4783 4.00% 10/1/2052[11]		168,114	157,855
Fannie Mae Pool #BW8980 4.00% 10/1/2052[11]		18,367	17,246
Fannie Mae Pool #BW1210 4.00% 10/1/2052[11]		7,357	6,908
Fannie Mae Pool #BW7356 4.00% 10/1/2052[11]		6,121	5,747
Fannie Mae Pool #BX0509 4.00% 10/1/2052[11]		2,633	2,472
Fannie Mae Pool #BV6793 4.00% 10/1/2052[11]		499	470
Fannie Mae Pool #BW8996 4.50% 10/1/2052[11]		10,937	10,538
Fannie Mae Pool #MA4784 4.50% 10/1/2052[11]		8,563	8,250
Fannie Mae Pool #CB4959 4.50% 10/1/2052[11]		2,809	2,707
Fannie Mae Pool #CB4800 4.50% 10/1/2052[11]		995	959
Fannie Mae Pool #BW8745 4.50% 10/1/2052[11]		34	33
Fannie Mae Pool #BX0902 5.00% 10/1/2052[11]		822	811
Fannie Mae Pool #BW7752 5.00% 10/1/2052[11]		495	488
Fannie Mae Pool #BX1230 5.00% 10/1/2052[11]		414	408
Fannie Mae Pool #BX2553 5.00% 10/1/2052[11]		400	394
Fannie Mae Pool #BW8982 5.00% 10/1/2052[11]		147	145
Fannie Mae Pool #BW7121 5.00% 10/1/2052[11]		115	113
Fannie Mae Pool #BW7368 5.00% 10/1/2052[11]		50	50
Fannie Mae Pool #MA4854 2.50% 11/1/2052[11]		7,278	6,175
Fannie Mae Pool #BW1309 2.50% 11/1/2052[11]		240	204
Fannie Mae Pool #MA4804 4.00% 11/1/2052[11]		7,669	7,201
Fannie Mae Pool #BW1310 4.00% 11/1/2052[11]		2,753	2,585
Fannie Mae Pool #BX1334 4.00% 11/1/2052[11]		119	111
Fannie Mae Pool #MA4805 4.50% 11/1/2052[11]		41,508	39,993
Fannie Mae Pool #BX1516 4.50% 11/1/2052[11]		6,479	6,243
Fannie Mae Pool #BX2558 4.50% 11/1/2052[11]		5,993	5,774
Fannie Mae Pool #BX1766 5.00% 11/1/2052[11]		9,534	9,411
Fannie Mae Pool #MA4806 5.00% 11/1/2052[11]		9,186	9,068
Fannie Mae Pool #BX2559 5.00% 11/1/2052[11]		707	698
Fannie Mae Pool #BX2072 5.00% 11/1/2052[11]		500	498
Fannie Mae Pool #BW7449 5.00% 11/1/2052[11]		499	493
Fannie Mae Pool #BX3079 5.00% 11/1/2052[11]		106	105
Fannie Mae Pool #BX1761 5.00% 11/1/2052[11]		104	103
Fannie Mae Pool #BW7491 5.00% 11/1/2052[11]		91	90
Fannie Mae Pool #MA4807 5.50% 11/1/2052[11]		805	807
Fannie Mae Pool #MA4852 6.50% 11/1/2052[11]		30	31
Fannie Mae Pool #MA4838 3.50% 12/1/2052[11]		32,000	29,111
Fannie Mae Pool #BW1391 3.50% 12/1/2052[11]		126	115
Fannie Mae Pool #MA4840 4.50% 12/1/2052[11]		35,732	34,427

42	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4841 5.00% 12/1/2052[11]	USD	41,093		$40,563
Fannie Mae Pool #BX1822 5.00% 12/1/2052[11]		4,000		3,948
Fannie Mae Pool #BX2229 5.00% 12/1/2052[11]		624		616
Fannie Mae Pool #BX1072 5.00% 12/1/2052[11]		500		494
Fannie Mae Pool #BX1076 5.00% 12/1/2052[11]		43		42
Fannie Mae Pool #MA4877 6.50% 12/1/2052[11]		122,959		126,136
Fannie Mae Pool #BX2466 6.50% 12/1/2052[11]		5,000		5,129
Fannie Mae Pool #BX1075 6.50% 12/1/2052[11]		3,542		3,634
Fannie Mae Pool #BX1071 6.50% 12/1/2052[11]		3,502		3,592
Fannie Mae Pool #BX3730 6.50% 12/1/2052[11]		1,000		1,026
Fannie Mae Pool #BX3769 6.50% 12/1/2052[11]		777		797
Fannie Mae Pool #BX4022 6.50% 12/1/2052[11]		500		513
Fannie Mae Pool #BX4006 6.50% 12/1/2052[11]		143		147
Fannie Mae Pool #MA4910 2.50% 1/1/2053[11]		3,622		3,072
Fannie Mae Pool #MA4866 4.00% 1/1/2053[11]		10,145		9,526
Fannie Mae Pool #MA4868 5.00% 1/1/2053[11]		83,733		82,654
Fannie Mae Pool #MA4895 6.50% 1/1/2053[11]		176,739		181,306
Fannie Mae Pool #BF0145 3.50% 3/1/2057[11]		15,620		14,291
Fannie Mae Pool #BF0264 3.50% 5/1/2058[11]		15,421		14,166
Fannie Mae Pool #BF0299 3.50% 8/1/2058[11]		25,828		23,727
Fannie Mae Pool #BF0379 3.50% 4/1/2059[11]		39,319		36,121
Fannie Mae Pool #BM6693 3.50% 8/1/2059[11]		29,094		26,731
Fannie Mae Pool #BF0481 3.50% 6/1/2060[11]		66,592		61,181
Fannie Mae Pool #BF0480 3.50% 6/1/2060[11]		42,498		39,045
Fannie Mae Pool #BF0497 3.00% 7/1/2060[11]		50,605		44,335
Fannie Mae Pool #BF0548 3.00% 7/1/2061[11]		25,608		22,354
Fannie Mae Pool #BF0563 4.00% 9/1/2061[11]		12,700		12,109
Fannie Mae Pool #BF0585 4.50% 12/1/2061[11]		9,119		8,896
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[3,11]		—	[6]	—	[6]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[3,11]		—	[6]	—	[6]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[2,11]		254		133
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[11]		49		53
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[11]		375		380
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[11]		3		3
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[11]		142		146
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[11]		504		542
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[11]		864		884
Fannie Mae, Series 2002-W1, Class 2A, 4.915% 2/25/2042[3,11]		681		665
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.471% 12/25/2026[3,11]		8		7
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.062% 6/25/2027[3,11]		3,456		3,244
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.961% 9/25/2027[3,11]		3,451		3,254
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[11]		430		400
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[11]		286		259
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[11]		368		303
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[11]		128		110
Freddie Mac Pool #ZA6869 5.50% 9/1/2024[11]		4		4
Freddie Mac Pool #ZA1886 5.00% 6/1/2025[11]		108		107
Freddie Mac Pool #ZS8948 6.50% 3/1/2026[11]		20		20
Freddie Mac Pool #ZS8801 6.50% 3/1/2026[11]		15		16
Freddie Mac Pool #ZA1940 6.50% 4/1/2026[11]		14		14
Freddie Mac Pool #ZA1955 6.50% 9/1/2026[11]		4		4
Freddie Mac Pool #ZA1959 6.50% 10/1/2026[11]		4		4
Freddie Mac Pool #ZA0583 6.50% 3/1/2029[11]		—	[6]	—	[6]
Freddie Mac Pool #D98356 4.50% 5/1/2030[11]		59		58
Freddie Mac Pool #ZT0799 5.00% 9/1/2031[11]		117		116
Freddie Mac Pool #A15120 5.50% 10/1/2033[11]		2		2
Freddie Mac Pool #G30911 4.00% 3/1/2036[11]		2,565		2,475
Freddie Mac Pool #K93532 4.00% 4/1/2036[11]		779		752
Freddie Mac Pool #C91883 4.00% 6/1/2036[11]		410		395
Freddie Mac Pool #A56076 5.50% 1/1/2037[11]		9		9
Freddie Mac Pool #C91917 3.00% 2/1/2037[11]		525		488
Freddie Mac Pool #G04804 4.50% 5/1/2037[11]		1,316		1,304
Freddie Mac Pool #C91948 4.00% 7/1/2037[11]		3,106		2,997
Freddie Mac Pool #G03695 5.50% 11/1/2037[11]		2		2
Freddie Mac Pool #G08248 5.50% 2/1/2038[11]		30		31
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[11]		47,332		43,957
Freddie Mac Pool #G05196 5.50% 10/1/2038[11]		2		2

The Bond Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #G05267 5.50% 12/1/2038[11]	USD	2	$2
Freddie Mac Pool #A87873 5.00% 8/1/2039[11]		2,254	2,278
Freddie Mac Pool #G06020 5.50% 12/1/2039[11]		4	4
Freddie Mac Pool #G05860 5.50% 2/1/2040[11]		13	13
Freddie Mac Pool #G05937 4.50% 8/1/2040[11]		4,921	4,888
Freddie Mac Pool #A93948 4.50% 9/1/2040[11]		6	6
Freddie Mac Pool #G06868 4.50% 4/1/2041[11]		5	5
Freddie Mac Pool #G06648 5.00% 6/1/2041[11]		622	628
Freddie Mac Pool #Q01658 5.00% 6/1/2041[11]		233	233
Freddie Mac Pool #G06841 5.50% 6/1/2041[11]		17	18
Freddie Mac Pool #Q01992 4.50% 7/1/2041[11]		37	37
Freddie Mac Pool #Q02705 4.50% 8/1/2041[11]		2,099	2,086
Freddie Mac Pool #G06956 4.50% 8/1/2041[11]		510	507
Freddie Mac Pool #G06769 4.50% 8/1/2041[11]		222	220
Freddie Mac Pool #QK1181 2.00% 11/1/2041[11]		12,060	10,180
Freddie Mac Pool #RB5138 2.00% 12/1/2041[11]		81,990	69,210
Freddie Mac Pool #RB5145 2.00% 2/1/2042[11]		16,638	14,044
Freddie Mac Pool #RB5148 2.00% 3/1/2042[11]		66,275	55,944
Freddie Mac Pool #RB5153 2.00% 4/1/2042[11]		20,982	17,711
Freddie Mac Pool #Q15874 4.00% 2/1/2043[11]		45	43
Freddie Mac Pool #Q17696 3.50% 4/1/2043[11]		600	563
Freddie Mac Pool #Q18236 3.50% 5/1/2043[11]		812	762
Freddie Mac Pool #Q19133 3.50% 6/1/2043[11]		637	596
Freddie Mac Pool #Q22946 4.00% 11/1/2043[11]		4,494	4,325
Freddie Mac Pool #Q28558 3.50% 9/1/2044[11]		2,869	2,682
Freddie Mac Pool #760012 3.113% 4/1/2045[3,11]		625	608
Freddie Mac Pool #760013 3.208% 4/1/2045[3,11]		358	349
Freddie Mac Pool #760014 2.74% 8/1/2045[3,11]		1,780	1,721
Freddie Mac Pool #G60138 3.50% 8/1/2045[11]		595	556
Freddie Mac Pool #G60238 3.50% 10/1/2045[11]		14,276	13,318
Freddie Mac Pool #V81992 4.00% 10/1/2045[11]		543	518
Freddie Mac Pool #G60344 4.00% 12/1/2045[11]		10,943	10,522
Freddie Mac Pool #T65375 3.50% 7/1/2046[11]		111	100
Freddie Mac Pool #Q42034 4.50% 7/1/2046[11]		200	196
Freddie Mac Pool #G67700 3.50% 8/1/2046[11]		5,282	4,919
Freddie Mac Pool #Q42633 4.50% 8/1/2046[11]		325	317
Freddie Mac Pool #Q43312 4.50% 9/1/2046[11]		618	608
Freddie Mac Pool #Q43461 4.50% 10/1/2046[11]		269	262
Freddie Mac Pool #Q44689 4.50% 12/1/2046[11]		369	361
Freddie Mac Pool #760015 2.561% 1/1/2047[3,11]		2,028	1,919
Freddie Mac Pool #Q47615 3.50% 4/1/2047[11]		1,014	942
Freddie Mac Pool #Q47620 4.00% 4/1/2047[11]		8,188	7,919
Freddie Mac Pool #Q47828 4.50% 5/1/2047[11]		255	249
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[11]		74	68
Freddie Mac Pool #Q51622 3.50% 10/1/2047[11]		1,180	1,096
Freddie Mac Pool #Q52069 3.50% 11/1/2047[11]		1,570	1,459
Freddie Mac Pool #G61733 3.00% 12/1/2047[11]		5,172	4,637
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[11]		8,470	7,857
Freddie Mac Pool #Q52613 4.00% 12/1/2047[11]		5,203	4,996
Freddie Mac Pool #G08793 4.00% 12/1/2047[11]		3,165	3,026
Freddie Mac Pool #Q52596 4.50% 12/1/2047[11]		1,625	1,597
Freddie Mac Pool #Q53878 4.00% 1/1/2048[11]		5,005	4,806
Freddie Mac Pool #G67709 3.50% 3/1/2048[11]		25,649	23,989
Freddie Mac Pool #Q54701 3.50% 3/1/2048[11]		1,154	1,073
Freddie Mac Pool #Q54709 3.50% 3/1/2048[11]		1,136	1,055
Freddie Mac Pool #Q54700 3.50% 3/1/2048[11]		818	762
Freddie Mac Pool #Q55056 3.50% 3/1/2048[11]		741	688
Freddie Mac Pool #Q54781 3.50% 3/1/2048[11]		713	664
Freddie Mac Pool #Q54782 3.50% 3/1/2048[11]		691	641
Freddie Mac Pool #Q54699 3.50% 3/1/2048[11]		441	412
Freddie Mac Pool #Q54831 3.50% 3/1/2048[11]		350	327
Freddie Mac Pool #Q54698 3.50% 3/1/2048[11]		290	272
Freddie Mac Pool #G67711 4.00% 3/1/2048[11]		24,155	23,194
Freddie Mac Pool #G08805 4.00% 3/1/2048[11]		1,127	1,075
Freddie Mac Pool #Q55060 3.50% 4/1/2048[11]		222	206
Freddie Mac Pool #Q55971 4.00% 5/1/2048[11]		1,058	1,016
Freddie Mac Pool #Q56175 4.00% 5/1/2048[11]		1,001	961

44	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q55970 4.00% 5/1/2048[11]	USD	525	$506
Freddie Mac Pool #Q56590 3.50% 6/1/2048[11]		555	515
Freddie Mac Pool #Q56589 3.50% 6/1/2048[11]		346	323
Freddie Mac Pool #Q56591 3.50% 6/1/2048[11]		211	196
Freddie Mac Pool #Q56599 4.00% 6/1/2048[11]		1,535	1,474
Freddie Mac Pool #Q57242 4.50% 7/1/2048[11]		398	390
Freddie Mac Pool #G61628 3.50% 9/1/2048[11]		150	140
Freddie Mac Pool #Q58411 4.50% 9/1/2048[11]		2,867	2,834
Freddie Mac Pool #Q58436 4.50% 9/1/2048[11]		1,547	1,526
Freddie Mac Pool #Q58378 4.50% 9/1/2048[11]		1,128	1,106
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[11]		1,765	1,684
Freddie Mac Pool #QA0284 3.50% 6/1/2049[11]		3,931	3,658
Freddie Mac Pool #QA1885 3.50% 8/1/2049[11]		4,934	4,569
Freddie Mac Pool #QA2748 3.50% 9/1/2049[11]		1,043	970
Freddie Mac Pool #SD7508 3.50% 10/1/2049[11]		64,365	59,672
Freddie Mac Pool #RA1580 3.50% 10/1/2049[11]		8,271	7,752
Freddie Mac Pool #RA1463 3.50% 10/1/2049[11]		7,960	7,460
Freddie Mac Pool #QA4396 2.50% 11/1/2049[11]		356	304
Freddie Mac Pool #QA4692 3.00% 11/1/2049[11]		19,798	17,650
Freddie Mac Pool #QA4673 3.00% 11/1/2049[11]		8,210	7,359
Freddie Mac Pool #SD0185 3.00% 12/1/2049[11]		4,787	4,254
Freddie Mac Pool #QA5125 3.50% 12/1/2049[11]		23,501	21,868
Freddie Mac Pool #SD0234 3.00% 1/1/2050[11]		29,853	26,530
Freddie Mac Pool #SD0187 3.00% 1/1/2050[11]		13,267	11,891
Freddie Mac Pool #RA2319 3.00% 3/1/2050[11]		19,342	17,133
Freddie Mac Pool #RA2596 2.50% 5/1/2050[11]		4,030	3,462
Freddie Mac Pool #SD7517 3.00% 5/1/2050[11]		30,869	27,693
Freddie Mac Pool #SD8090 2.00% 9/1/2050[11]		9,345	7,654
Freddie Mac Pool #QB4847 2.50% 10/1/2050[11]		205	175
Freddie Mac Pool #SD8106 2.00% 11/1/2050[11]		36,389	29,792
Freddie Mac Pool #SD8128 2.00% 2/1/2051[11]		792	648
Freddie Mac Pool #SD7535 2.50% 2/1/2051[11]		4,555	3,927
Freddie Mac Pool #RA4658 3.00% 2/1/2051[11]		43,866	38,867
Freddie Mac Pool #SD8134 2.00% 3/1/2051[11]		1,316	1,077
Freddie Mac Pool #QB9901 2.50% 3/1/2051[11]		2,254	1,917
Freddie Mac Pool #QC0416 2.50% 4/1/2051[11]		5,000	4,245
Freddie Mac Pool #RA5287 2.00% 5/1/2051[11]		35,791	29,302
Freddie Mac Pool #RA5288 2.00% 5/1/2051[11]		31,809	26,036
Freddie Mac Pool #RA5259 2.50% 5/1/2051[11]		5,205	4,425
Freddie Mac Pool #SD1852 2.50% 6/1/2051[11]		95,221	80,783
Freddie Mac Pool #QC2817 2.50% 6/1/2051[11]		17,067	14,621
Freddie Mac Pool #RA5559 2.50% 7/1/2051[11]		4,487	3,806
Freddie Mac Pool #QC3654 2.50% 7/1/2051[11]		621	528
Freddie Mac Pool #SD0926 2.50% 7/1/2051[11]		184	157
Freddie Mac Pool #QC5527 2.50% 8/1/2051[11]		379	322
Freddie Mac Pool #RA5747 2.50% 8/1/2051[11]		378	321
Freddie Mac Pool #SD7545 2.50% 9/1/2051[11]		71,285	61,372
Freddie Mac Pool #QC6921 2.50% 9/1/2051[11]		498	423
Freddie Mac Pool #RA5759 2.50% 9/1/2051[11]		443	375
Freddie Mac Pool #RA5971 3.00% 9/1/2051[11]		4,525	4,015
Freddie Mac Pool #QC8778 2.50% 10/1/2051[11]		10,080	8,550
Freddie Mac Pool #RA6107 2.50% 10/1/2051[11]		8,455	7,171
Freddie Mac Pool #QC9251 2.50% 10/1/2051[11]		3,000	2,543
Freddie Mac Pool #RA5995 2.50% 10/1/2051[11]		630	535
Freddie Mac Pool #QC7814 2.50% 10/1/2051[11]		374	318
Freddie Mac Pool #RA6406 2.00% 11/1/2051[11]		139,708	114,535
Freddie Mac Pool #SD7548 2.50% 11/1/2051[11]		15,203	13,090
Freddie Mac Pool #RA6231 2.50% 11/1/2051[11]		14,181	12,028
Freddie Mac Pool #SD1385 2.50% 11/1/2051[11]		11,513	9,878
Freddie Mac Pool #RA6411 2.50% 11/1/2051[11]		190	161
Freddie Mac Pool #QC9944 2.50% 11/1/2051[11]		139	118
Freddie Mac Pool #RA6483 2.50% 12/1/2051[11]		9,096	7,764
Freddie Mac Pool #RA6433 2.50% 12/1/2051[11]		8,099	6,865
Freddie Mac Pool #RA7081 2.50% 12/1/2051[11]		6,977	5,916
Freddie Mac Pool #QD2075 2.50% 12/1/2051[11]		3,998	3,388
Freddie Mac Pool #QD3226 2.50% 12/1/2051[11]		1,000	850
Freddie Mac Pool #QD3414 2.50% 12/1/2051[11]		1,000	849

The Bond Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD1623 2.50% 12/1/2051[11]	USD	500	$425
Freddie Mac Pool #SD8183 2.50% 12/1/2051[11]		364	308
Freddie Mac Pool #RA6493 2.50% 12/1/2051[11]		56	48
Freddie Mac Pool #SD7552 2.50% 1/1/2052[11]		78,886	67,453
Freddie Mac Pool #QD4799 2.50% 1/1/2052[11]		3,128	2,653
Freddie Mac Pool #QD5204 2.50% 1/1/2052[11]		2,161	1,836
Freddie Mac Pool #QD5941 2.50% 1/1/2052[11]		1,469	1,255
Freddie Mac Pool #SD0854 2.50% 1/1/2052[11]		1,000	850
Freddie Mac Pool #QD6127 2.50% 1/1/2052[11]		1,000	850
Freddie Mac Pool #RA5713 2.50% 1/1/2052[11]		902	766
Freddie Mac Pool #SD0853 2.50% 1/1/2052[11]		96	82
Freddie Mac Pool #SD0803 3.00% 1/1/2052[11]		1,908	1,677
Freddie Mac Pool #QD6141 2.50% 2/1/2052[11]		263	223
Freddie Mac Pool #QD6848 2.50% 2/1/2052[11]		110	94
Freddie Mac Pool #SD7550 3.00% 2/1/2052[11]		66,121	59,078
Freddie Mac Pool #QD6948 3.00% 2/1/2052[11]		1,000	879
Freddie Mac Pool #QD6327 3.00% 2/1/2052[11]		954	839
Freddie Mac Pool #RA6608 3.00% 2/1/2052[11]		823	723
Freddie Mac Pool #SD0873 3.50% 2/1/2052[11]		27,750	25,683
Freddie Mac Pool #QD7089 3.50% 2/1/2052[11]		6,185	5,634
Freddie Mac Pool #QD8966 2.50% 3/1/2052[11]		6,075	5,151
Freddie Mac Pool #QD8677 2.50% 3/1/2052[11]		5,000	4,239
Freddie Mac Pool #SD1450 2.50% 3/1/2052[11]		2,872	2,464
Freddie Mac Pool #QD8748 2.50% 3/1/2052[11]		2,643	2,244
Freddie Mac Pool #QD9975 2.50% 3/1/2052[11]		1,388	1,180
Freddie Mac Pool #QD9460 2.50% 3/1/2052[11]		1,351	1,147
Freddie Mac Pool #QE1480 2.50% 3/1/2052[11]		1,080	918
Freddie Mac Pool #QD8942 2.50% 3/1/2052[11]		1,000	848
Freddie Mac Pool #QD9879 2.50% 3/1/2052[11]		998	847
Freddie Mac Pool #QD9176 2.50% 3/1/2052[11]		835	709
Freddie Mac Pool #QD9973 2.50% 3/1/2052[11]		789	671
Freddie Mac Pool #QD8972 2.50% 3/1/2052[11]		499	424
Freddie Mac Pool #SD7553 3.00% 3/1/2052[11]		34,973	31,095
Freddie Mac Pool #RA6989 3.00% 3/1/2052[11]		1,562	1,374
Freddie Mac Pool #RA6955 3.00% 3/1/2052[11]		1,000	879
Freddie Mac Pool #SD1374 3.00% 3/1/2052[11]		500	439
Freddie Mac Pool #QD8817 3.00% 3/1/2052[11]		244	215
Freddie Mac Pool #QD9327 3.00% 3/1/2052[11]		199	175
Freddie Mac Pool #SD7554 2.50% 4/1/2052[11]		30,136	25,807
Freddie Mac Pool #SD8205 2.50% 4/1/2052[11]		26,866	22,789
Freddie Mac Pool #SD1407 2.50% 4/1/2052[11]		8,875	7,523
Freddie Mac Pool #QD9911 2.50% 4/1/2052[11]		6,974	5,915
Freddie Mac Pool #QE0025 2.50% 4/1/2052[11]		3,971	3,371
Freddie Mac Pool #QE0812 2.50% 4/1/2052[11]		2,979	2,529
Freddie Mac Pool #QE0322 2.50% 4/1/2052[11]		2,423	2,057
Freddie Mac Pool #QE2317 2.50% 4/1/2052[11]		2,086	1,771
Freddie Mac Pool #QD9578 2.50% 4/1/2052[11]		2,000	1,698
Freddie Mac Pool #QD9765 2.50% 4/1/2052[11]		2,000	1,698
Freddie Mac Pool #QE2101 2.50% 4/1/2052[11]		1,343	1,140
Freddie Mac Pool #QE1585 2.50% 4/1/2052[11]		1,297	1,101
Freddie Mac Pool #QE0799 2.50% 4/1/2052[11]		1,000	849
Freddie Mac Pool #QE1005 2.50% 4/1/2052[11]		1,000	848
Freddie Mac Pool #QE2314 2.50% 4/1/2052[11]		1,000	848
Freddie Mac Pool #QE0800 2.50% 4/1/2052[11]		956	812
Freddie Mac Pool #QE0170 2.50% 4/1/2052[11]		239	202
Freddie Mac Pool #RA7130 3.00% 4/1/2052[11]		1,465	1,290
Freddie Mac Pool #QE0992 3.00% 4/1/2052[11]		1,000	878
Freddie Mac Pool #QE2352 2.50% 5/1/2052[11]		6,751	5,725
Freddie Mac Pool #QE2020 2.50% 5/1/2052[11]		5,532	4,694
Freddie Mac Pool #SD8212 2.50% 5/1/2052[11]		1,598	1,355
Freddie Mac Pool #RA7848 2.50% 5/1/2052[11]		1,093	929
Freddie Mac Pool #QE1863 2.50% 5/1/2052[11]		750	637
Freddie Mac Pool #8D0226 2.521% 5/1/2052[3,11]		9,715	8,735
Freddie Mac Pool #QE8223 3.00% 5/1/2052[11]		1,000	880
Freddie Mac Pool #QE1793 3.00% 5/1/2052[11]		1,000	879
Freddie Mac Pool #QE5295 3.00% 5/1/2052[11]		274	241
Freddie Mac Pool #SD8219 2.50% 6/1/2052[11]		48,053	40,747

46	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QE4036 3.00% 6/1/2052[11]	USD	1,019	$896
Freddie Mac Pool #SD8222 4.00% 6/1/2052[11]		1,341	1,259
Freddie Mac Pool #QE4383 4.00% 6/1/2052[11]		902	847
Freddie Mac Pool #RA7556 4.50% 6/1/2052[11]		27,244	26,284
Freddie Mac Pool #RA7502 5.00% 6/1/2052[11]		137	136
Freddie Mac Pool #QE6097 2.50% 7/1/2052[11]		1,020	866
Freddie Mac Pool #QE6787 2.50% 7/1/2052[11]		234	198
Freddie Mac Pool #SD8226 3.50% 7/1/2052[11]		20,287	18,452
Freddie Mac Pool #QE5759 4.00% 7/1/2052[11]		463	435
Freddie Mac Pool #QE6185 5.00% 7/1/2052[11]		724	716
Freddie Mac Pool #RA7618 5.00% 7/1/2052[11]		499	492
Freddie Mac Pool #RA7747 2.50% 8/1/2052[11]		12,555	10,647
Freddie Mac Pool #QE9442 2.50% 8/1/2052[11]		1,243	1,054
Freddie Mac Pool #QE8989 2.50% 8/1/2052[11]		99	84
Freddie Mac Pool #SD8237 4.00% 8/1/2052[11]		15,118	14,195
Freddie Mac Pool #QE9433 4.00% 8/1/2052[11]		3,428	3,219
Freddie Mac Pool #QE9057 4.00% 8/1/2052[11]		2,245	2,108
Freddie Mac Pool #QE8251 4.00% 8/1/2052[11]		1,007	945
Freddie Mac Pool #QE7539 4.50% 8/1/2052[11]		14,913	14,384
Freddie Mac Pool #QE6926 5.00% 8/1/2052[11]		1,309	1,292
Freddie Mac Pool #QE7950 5.00% 8/1/2052[11]		1,069	1,055
Freddie Mac Pool #QE9838 5.00% 8/1/2052[11]		825	814
Freddie Mac Pool #QE8282 5.00% 8/1/2052[11]		28	28
Freddie Mac Pool #QF0177 2.50% 9/1/2052[11]		961	815
Freddie Mac Pool #SD8262 2.50% 9/1/2052[11]		769	652
Freddie Mac Pool #SD8242 3.00% 9/1/2052[11]		507	445
Freddie Mac Pool #SD8244 4.00% 9/1/2052[11]		23,078	21,669
Freddie Mac Pool #QE9625 4.00% 9/1/2052[11]		2,894	2,717
Freddie Mac Pool #QE9564 4.00% 9/1/2052[11]		533	500
Freddie Mac Pool #QE9379 4.00% 9/1/2052[11]		155	146
Freddie Mac Pool #QF0666 4.00% 9/1/2052[11]		136	128
Freddie Mac Pool #QF0105 4.00% 9/1/2052[11]		106	99
Freddie Mac Pool #QE9573 4.00% 9/1/2052[11]		101	95
Freddie Mac Pool #RA7938 5.00% 9/1/2052[11]		22,270	21,983
Freddie Mac Pool #QF0922 5.00% 9/1/2052[11]		2,233	2,204
Freddie Mac Pool #SD1618 5.00% 9/1/2052[11]		381	377
Freddie Mac Pool #QF1522 5.00% 9/1/2052[11]		339	335
Freddie Mac Pool #QE9784 5.00% 9/1/2052[11]		61	60
Freddie Mac Pool #SD8271 2.50% 10/1/2052[11]		4,074	3,457
Freddie Mac Pool #SD8255 3.50% 10/1/2052[11]		2,013	1,831
Freddie Mac Pool #QF1464 4.00% 10/1/2052[11]		2,775	2,606
Freddie Mac Pool #SD8256 4.00% 10/1/2052[11]		1,600	1,502
Freddie Mac Pool #QF1560 4.00% 10/1/2052[11]		572	537
Freddie Mac Pool #QF1637 4.00% 10/1/2052[11]		146	137
Freddie Mac Pool #SD8257 4.50% 10/1/2052[11]		32,640	31,448
Freddie Mac Pool #QF1254 4.50% 10/1/2052[11]		22,312	21,498
Freddie Mac Pool #QF1849 4.50% 10/1/2052[11]		14,816	14,276
Freddie Mac Pool #QF2845 4.50% 10/1/2052[11]		1,016	980
Freddie Mac Pool #QF1922 4.50% 10/1/2052[11]		582	562
Freddie Mac Pool #QF2181 5.00% 10/1/2052[11]		2,497	2,465
Freddie Mac Pool #QF1653 5.00% 10/1/2052[11]		500	494
Freddie Mac Pool #QF1432 5.00% 10/1/2052[11]		209	206
Freddie Mac Pool #QF3304 5.00% 10/1/2052[11]		74	73
Freddie Mac Pool #QF1908 5.00% 10/1/2052[11]		54	54
Freddie Mac Pool #SD8291 2.50% 11/1/2052[11]		781	662
Freddie Mac Pool #SD1896 4.00% 11/1/2052[11]		140,245	133,633
Freddie Mac Pool #SD1894 4.00% 11/1/2052[11]		49,553	47,319
Freddie Mac Pool #QF3364 4.00% 11/1/2052[11]		4,518	4,243
Freddie Mac Pool #QF3985 4.00% 11/1/2052[11]		429	403
Freddie Mac Pool #SD8265 4.00% 11/1/2052[11]		371	348
Freddie Mac Pool #QF2890 4.00% 11/1/2052[11]		145	136
Freddie Mac Pool #SD8266 4.50% 11/1/2052[11]		855	824
Freddie Mac Pool #QF2497 5.00% 11/1/2052[11]		874	863
Freddie Mac Pool #QF3572 5.00% 11/1/2052[11]		776	767
Freddie Mac Pool #QF2807 5.00% 11/1/2052[11]		559	552
Freddie Mac Pool #SD8267 5.00% 11/1/2052[11]		537	530
Freddie Mac Pool #SD8272 3.00% 12/1/2052[11]		32,912	28,929

The Bond Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF4576 3.50% 12/1/2052[11]	USD	3,000	$2,729
Freddie Mac Pool #SD8274 4.00% 12/1/2052[11]		400	376
Freddie Mac Pool #SD8275 4.50% 12/1/2052[11]		14,245	13,725
Freddie Mac Pool #SD8276 5.00% 12/1/2052[11]		87,900	86,767
Freddie Mac Pool #QF4765 5.00% 12/1/2052[11]		1,773	1,750
Freddie Mac Pool #QF3978 5.00% 12/1/2052[11]		642	633
Freddie Mac Pool #SD8281 6.50% 12/1/2052[11]		193,869	198,874
Freddie Mac Pool #QF4830 6.50% 12/1/2052[11]		10,828	11,108
Freddie Mac Pool #QF4663 6.50% 12/1/2052[11]		5,999	6,154
Freddie Mac Pool #QF4764 6.50% 12/1/2052[11]		2,983	3,060
Freddie Mac Pool #QF4185 6.50% 12/1/2052[11]		1,384	1,419
Freddie Mac Pool #SD8303 2.50% 1/1/2053[11]		2,650	2,248
Freddie Mac Pool #SD8284 3.00% 1/1/2053[11]		177	155
Freddie Mac Pool #SD8285 3.50% 1/1/2053[11]		7,000	6,368
Freddie Mac Pool #SD8288 5.00% 1/1/2053[11]		154,602	152,609
Freddie Mac Pool #SD8289 5.50% 1/1/2053[11]		25,470	25,562
Freddie Mac Pool #SD8282 6.50% 1/1/2053[11]		217,264	222,873
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[11]		224	226
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[11]		2,069	1,798
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[11]		1,000	839
Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[11]		142	118
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[11]		2,395	2,441
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[11]		1,742	1,723
Freddie Mac, Series 3272, Class PA, 6.00% 2/15/2037[11]		8	8
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[11]		911	916
Freddie Mac, Series 4582, Class GA, 3.75% 3/15/2052[3,11]		358	357
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 10/25/2023[11]		2,000	1,978
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[11]		19,390	18,659
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[11]		774	743
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[11]		5,065	4,864
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[11]		400	383
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[3,11]		1,000	952
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[11]		955	920
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 4/25/2028[11]		3,965	3,867
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 6/25/2028[11]		4,000	3,888
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[11]		172	168
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 8/25/2028[3,11]		1,700	1,652
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[3,11]		1,680	1,633
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[3,11]		3,000	2,934
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 10/25/2028[3,11]		6,045	5,810
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[11]		5,249	5,017
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[11]		5,000	4,717
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[11]		2,113	1,850
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[11]		62	55
Freddie Mac, Series K137, Class A2, Multi Family, 2.347% 11/25/2031[3,11]		306	258
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032[11]		417	348
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[11]		7,984	6,703
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[11]		5,000	4,201
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[11]		3,551	3,004
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[3,11]		2,010	1,900
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[11]		21,945	20,757
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[11]		6,865	6,489
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[11]		13,000	12,239
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[11]		23	19
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[11]		266	228
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[11]		258	220
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[11]		947	790
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[11]		134	114
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[11]		113	96
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,11]		25,117	23,504
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[11]		3,452	3,199
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[11]		5,662	4,985
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[3,11]		10,444	9,835

48	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[11]	USD	1,143	$1,030
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[11]		30,256	28,109
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,11]		29,308	27,403
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[11]		6,060	5,326
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,11]		8,832	8,061
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[11]		5,468	4,958
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[11]		4,951	4,830
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[11]		49,788	47,267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[11]		9,104	8,236
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[11]		3,090	2,794
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[11]		1,376	1,302
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[11]		22,601	21,326
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[11]		2,596	2,347
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[11]		1,607	1,454
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[11]		574	544
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[11]		98,207	91,066
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[11]		19,833	18,940
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[11]		14,994	14,315
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[11]		52,165	48,022
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[11]		27,274	25,063
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[11]		38,426	37,073
Government National Mortgage Assn. 2.00% 1/1/2053[11,12]		30,000	25,149
Government National Mortgage Assn. 3.00% 1/1/2053[11,12]		82,050	73,078
Government National Mortgage Assn. 3.50% 1/1/2053[11,12]		237,258	218,023
Government National Mortgage Assn. 4.00% 1/1/2053[11,12]		286,300	270,957
Government National Mortgage Assn. 4.50% 1/1/2053[11,12]		553,992	537,497
Government National Mortgage Assn. 5.00% 1/1/2053[11,12]		59,308	58,777
Government National Mortgage Assn. 5.50% 1/1/2053[11,12]		84,038	84,534
Government National Mortgage Assn. 5.00% 2/1/2053[11,12]		452,371	448,248
Government National Mortgage Assn. 5.50% 2/1/2053[11,12]		423,473	425,642
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[11]		568	544
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[11]		188	187
Government National Mortgage Assn. Pool #AB3587 6.50% 12/20/2038[11]		33	33
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[11]		279	277
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[11]		852	851
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[11]		1,527	1,621
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[11]		69	67
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[11]		1,281	1,315
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[11]		612	602
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[11]		121	118
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[11]		3,952	3,897
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[11]		306	281
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[11]		993	913
Government National Mortgage Assn. Pool #MA2893 4.00% 6/20/2045[11]		87	83
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[11]		4,477	4,013
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[11]		1,332	1,194

The Bond Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[11]	USD	252		$235
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[11]		2,025		1,889
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[11]		40		40
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[11]		1,574		1,468
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[11]		2,507		2,333
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[11]		2,231		2,168
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[11]		33		32
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[11]		214		210
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[11]		11,200		10,716
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[11]		1,991		1,956
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[11]		320		314
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[11]		80		80
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[11]		1,962		1,922
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[11]		78,625		73,009
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[11]		483		474
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[11]		22,257		21,901
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[11]		13,473		12,762
Government National Mortgage Assn. Pool #MA8268 4.50% 9/20/2052[11]		82,000		79,636
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[11]		67,845		64,268
Government National Mortgage Assn. Pool #MA8347 4.50% 10/20/2052[11]		6,666		6,474
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[11]		148,512		140,683
Government National Mortgage Assn. Pool #MA8427 4.50% 11/20/2052[11]		163,899		159,174
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[11]		6,000		5,683
Government National Mortgage Assn. Pool #MA8489 4.50% 12/20/2052[11]		20,272		19,686
Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[11]		1		1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[11]		3		3
Government National Mortgage Assn. Pool #725876 4.858% 9/20/2061[11]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #710085 5.035% 9/20/2061[11]		3		3
Government National Mortgage Assn. Pool #725879 4.885% 10/20/2061[11]		1		1
Government National Mortgage Assn. Pool #AC1008 4.353% 10/20/2063[11]		1		1
Government National Mortgage Assn. Pool #776095 4.855% 2/20/2064[11]		1		—	[6]
Government National Mortgage Assn. Pool #AA7554 6.64% 7/20/2064[11]		9		9
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[11]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #AG8238 4.863% 12/20/2064[11]		2		2
Government National Mortgage Assn. Pool #AE9612 4.853% 1/20/2065[11]		2		2
Uniform Mortgage-Backed Security 1.50% 1/1/2038[11,12]		840		727
Uniform Mortgage-Backed Security 2.50% 1/1/2038[11,12]		48,000		43,929
Uniform Mortgage-Backed Security 4.00% 1/1/2038[11,12]		19,000		18,524
Uniform Mortgage-Backed Security 2.50% 12/1/2052[11,12]		1,000		847
Uniform Mortgage-Backed Security 2.00% 1/1/2053[11,12]		1,197,975		975,066
Uniform Mortgage-Backed Security 2.50% 1/1/2053[11,12]		314,936		266,746
Uniform Mortgage-Backed Security 3.00% 1/1/2053[11,12]		82,505		72,426
Uniform Mortgage-Backed Security 4.00% 1/1/2053[11,12]		992		930
Uniform Mortgage-Backed Security 4.50% 1/1/2053[11,12]		193,691		186,441
Uniform Mortgage-Backed Security 5.00% 1/1/2053[11,12]		92,924		91,580
Uniform Mortgage-Backed Security 5.50% 1/1/2053[11,12]		714,386		716,371
Uniform Mortgage-Backed Security 6.00% 1/1/2053[11,12]		284,019		288,299
Uniform Mortgage-Backed Security 6.50% 1/1/2053[11,12]		1,636,934		1,676,690
Uniform Mortgage-Backed Security 3.00% 2/1/2053[11,12]		395,495		347,490
Uniform Mortgage-Backed Security 3.50% 2/1/2053[11,12]		79,757		72,516
Uniform Mortgage-Backed Security 4.00% 2/1/2053[11,12]		494,618		464,054
Uniform Mortgage-Backed Security 4.50% 2/1/2053[11,12]		103,330		99,474
Uniform Mortgage-Backed Security 5.00% 2/1/2053[11,12]		264,470		260,603
Uniform Mortgage-Backed Security 5.50% 2/1/2053[11,12]		577,400		578,711
Uniform Mortgage-Backed Security 6.00% 2/1/2053[11,12]		563,683		571,693
				16,545,534

Commercial mortgage-backed securities 1.74%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.289% 11/15/2055[3,11]		2,275		2,283
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[2,11]		1,000		853
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[11]		2,750		2,612
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[11]		115		108
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class A5, 5.746% 10/15/2032[3,11]		5,500		5,742

50	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[11]	USD	3,920		$3,677
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[11]		255		235
Bank Commercial Mortgage Trust, Series 2021-BN31, Class A4, 2.036% 2/15/2054[11]		235		187
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[11]		135		125
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[11]		28,219		26,821
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[11]		3,750		3,467
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[11]		2,510		2,341
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[11]		322		298
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[11]		500		472
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[3,11]		11,116		10,622
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[11]		2,546		2,252
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[3,11]		250		238
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[11]		500		475
Bank Commercial Mortgage Trust, Series 2020-BN28, Class A4, 1.844% 3/15/2063[11]		1,766		1,401
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[11]		1,654		1,385
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.394% 3/15/2064[3,11]		3,215		2,832
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[2,11]		3,800		3,524
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[11]		3,475		3,220
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[11]		5,890		5,602
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[3,11]		90		86
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[11]		6,351		6,066
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[11]		944		787
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[11]		1,000		946
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[3,11]		6,954		6,740
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[11]		900		744
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[11]		4,000		3,389
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[11]		3,000		2,660
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.445% 5/15/2055[3,11]		7,928		7,593
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 7/15/2055[3,11]		31,283		29,832
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.943% 11/15/2055[3,11]		2,522		2,668
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[11]		730		642
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[11]		500		453
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[11]		5,000		4,414
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.105% 5/15/2039[2,3,11]		55,267		54,268
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.234% 4/15/2037[2,3,11]		20,378		19,935
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.45% 6/15/2027[2,3,11]		54,030		53,741
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 4.907% 9/15/2034[2,3,11]		1,954		1,874
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.018% 9/15/2036[2,3,11]		107,652		103,853
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.217% 10/15/2036[2,3,11]		27,873		26,562
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 5.065% 11/15/2036[2,3,11]		74,996		72,081
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.827% 4/15/2037[2,3,11]		34,992		34,312
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 4.988% 6/15/2038[2,3,11]		42,880		41,360
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.188% 6/15/2038[2,3,11]		—	[6]	—	[6]
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.168% 11/15/2038[2,3,11]		56,843		54,775
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.787% 8/15/2039[2,3,11]		9,656		9,649
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 6.501% 10/15/2039[2,3,11]		21,702		21,615
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[2,11]		4,500		4,013
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[11]		5,576		5,154
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[3,11]		1,800		1,686
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2/10/2048[11]		846		807

The Bond Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[11]	USD	1,525	$1,435
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[11]		2,740	2,560
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[11]		500	459
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[11]		6,161	5,589
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[11]		2,930	2,708
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[11]		200	170
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[11]		4,659	4,435
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[2,11]		367	331
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 3/10/2046[2,11]		2,000	1,989
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.041% 3/10/2046[2,3,11]		2,743	2,678
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[3,11]		3,000	2,945
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[11]		1,921	1,877
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[11]		850	823
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 4/10/2047[11]		1,070	1,033
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[11]		910	880
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[11]		750	719
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 10/10/2047[11]		886	859
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[3,11]		2,200	2,085
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[11]		4,000	3,674
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[11]		1,274	1,230
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.11% 8/10/2050[3,11]		500	488
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[11]		825	756
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[11]		2,261	2,080
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[3,11]		999	938
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[3,11]		600	546
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[11]		2,375	2,189
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[11]		2,000	1,731
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[11]		2,354	2,238
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[11]		500	456
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.398% 7/15/2038[2,3,11]		14,283	13,892
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 5.698% 7/15/2038[2,3,11]		3,553	3,422
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.018% 7/15/2038[2,3,11]		3,516	3,383
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.568% 7/15/2038[2,3,11]		3,684	3,537
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,11]		6,696	6,258
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[11]		7,924	6,685
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[2,11]		7,590	5,837
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.352% 12/15/2036[2,3,11]		42,526	41,346
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.067% 8/15/2024[2,3,11]		4,884	4,819
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 5.76% 8/15/2024[2,3,11]		1,318	1,292
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 5.943% 8/15/2024[2,3,11]		3,048	2,952
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 6.255% 8/15/2024[2,3,11]		908	891
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.238% 7/15/2025[2,3,11]		915	892
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2/10/2046[2,11]		1,815	1,812
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 6/10/2046[11]		1,250	1,239
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 6/10/2046[3,11]		1,500	1,478
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[11]		2,500	2,416
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[11]		3,000	2,843
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[11]		2,372	2,189
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[3,11]		2,654	2,471
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[11]		855	782
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[11]		1,000	923
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[11]		255	238

52	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[11]	USD	174	$150
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[11]		7,483	6,191
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 5.468% 5/17/2038[2,3,11]		2,000	1,946
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 6.581% 10/15/2039[2,3,11]		23,009	23,054
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[11]		8,195	8,010
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[11]		2,450	2,394
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[3,11]		600	572
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.482% 9/15/2047[3,11]		100	93
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[11]		2,333	2,142
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[11]		1,600	1,497
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[11]		1,683	1,548
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[11]		975	841
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[2,11]		47,523	40,711
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[2,11]		1,920	1,571
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[11]		1,020	1,006
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 12/15/2047[11]		500	499
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 12/15/2047[3,11]		2,600	2,531
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.181% 12/15/2047[3,11]		750	697
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,11]		5,095	4,759
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 6.059% 3/15/2039[2,3,11]		5,389	5,282
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 5.368% 10/15/2038[2,3,11]		8,807	8,437
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[2,11]		1,126	963
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.119% 4/15/2026[2,3,11]		21,390	20,776
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 5/15/2046[11]		2,175	2,159
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 5/15/2046[3,11]		1,511	1,434
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.198% 8/15/2046[3,11]		4,035	3,977
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[11]		1,934	1,897
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 4/15/2047[11]		250	245
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[11]		649	632
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[11]		24,171	23,421
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[11]		525	499
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[11]		1,870	1,773
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[11]		1,300	1,232
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[11]		246	222
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[11]		3,000	2,754

The Bond Fund of America	53

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[11]	USD	5,280	$4,948
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[11]		559	533
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[11]		1,730	1,587
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[2,11]		1,220	1,174
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[2,11]		1,000	942
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[2,11]		24,742	19,799
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 4.894% 7/15/2036[2,3,11]		49,039	47,139
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.049% 11/15/2038[2,3,11]		51,446	49,557
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.336% 1/15/2039[2,3,11]		50,285	48,606
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[11]		290	277
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[11]		4,380	4,174
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[11]		6,906	6,597
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[11]		1,400	1,331
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[11]		1,137	1,082
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[11]		6,190	5,742
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[11]		380	346
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[11]		6,370	6,010
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[11]		2,302	2,236
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[11]		1,154	1,070
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[11]		6,500	6,155
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[11]		3,898	3,414
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[2,11]		1,667	1,358
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.55% 9/15/2058[3,11]		1,000	900
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[11]		1,320	1,239
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[11]		3,853	3,510
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[11]		510	477
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class AS, 3.311% 3/15/2045[11]		133	132
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 5/15/2045[11]		500	491
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 4.983% 9/15/2046[3,11]		1,450	1,386
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[3,11]		2,000	1,914
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 3/15/2048[3,11]		2,000	1,984
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[11]		4,279	4,128
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.125% 11/15/2027[2,3,11]		15,228	15,215
			1,236,343

Collateralized mortgage-backed obligations (privately originated) 1.13%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,3,11]		14,163	11,192
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[2,11]		457	417
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,11]		45,003	41,413
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 5.989% 7/25/2029[2,3,11]		745	744
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[2,3,11]		2,564	2,306
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,11]		1,640	1,555

54	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,11]	USD	17,438	$15,122
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,2,11]		2,156	2,054
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,2,11]		3,472	3,412
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,11]		3,127	2,785
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[2,3,11]		7,258	7,057
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,3,11]		17,433	16,432
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,3,11]		11,251	10,695
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[11]		1,822	1,686
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[2,3,11]		4,114	4,039
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,3,11]		38,877	36,738
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,3,11]		572	522
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[2,3,11]		3,731	3,332
Citigroup Mortgage Loan Trust, Inc., Sries 2021-J1, Class A4A, 2.50% 4/25/2051[2,3,11]		1,866	1,434
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[2,3,11]		6,439	5,453
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 9.289% 11/25/2024[3,11]		1,636	1,679
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 4.678% 10/25/2041[2,3,11]		483	479
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 4.778% 12/25/2041[2,3,11]		1,020	1,000
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 6.678% 5/25/2042[2,3,11]		978	991
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[2,11]		6,616	5,919
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[2,3,11]		760	726
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[2,3,11]		5,102	4,383
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[2,3,11]		781	761
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[11]		140	138
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[11]		61	62
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[11]		714	673
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[11]		172	168
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[2,11]		11,481	12,291
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[2,11]		12,499	12,850
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[2,3,11]		14,317	11,561
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[2,3,11]		13,379	10,787
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[2,3,11]		17,900	14,454
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,3,11]		39,296	31,732
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[2,3,11]		15,912	12,849
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[2,3,11]		2,692	2,257
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 9.939% 7/25/2028[3,11]		2,402	2,509
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 4.728% 10/25/2041[2,3,11]		1,110	1,096
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 5.928% 4/25/2042[2,3,11]		9,933	9,888
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.128% 5/25/2042[2,3,11]		234	234
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.878% 6/25/2042[2,3,11]		1,909	1,932
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.078% 9/25/2042[2,3,11]		4,107	4,115
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.628% 9/25/2042[2,3,11]		10,217	10,440
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.239% 2/25/2050[2,3,11]		1,781	1,779
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 6.321% 10/25/2050[2,3,11]		1,686	1,700
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[2,3,11]		18,800	15,792

The Bond Fund of America	55

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[2,3,11]	USD	42,034	$33,795
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[2,11]		27,434	23,734
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,11]		2,968	2,787
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.073% 7/25/2067 (6.082% on 8/1/2026)[1,2,11]		2,411	2,347
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 4.974% 1/25/2036[3,11]		1,762	1,734
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[2,3,11]		4,809	3,884
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067[1,2,11]		25,321	25,998
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,11]		22,634	20,959
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,3,11]		8,150	7,407
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,11]		8,815	7,935
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.239% 11/25/2055[2,3,11]		88,549	85,672
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[2,3,11]		18,900	16,646
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[2,3,11]		4,001	3,760
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[2,3,11]		152	146
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[2,3,11]		2,167	2,057
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[2,3,11]		10,273	9,412
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.139% 5/25/2055[2,3,11]		48,794	48,090
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[2,3,11]		1,113	899
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 8/25/2062 (6.11% on 9/1/2026)[1,2,11]		3,494	3,433
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[2,3,11]		19,122	15,935
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,11]		7,278	6,607
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,3,11]		19,828	18,695
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 10/25/2063[2,3,11]		2,763	2,550
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 5.229% 7/25/2037[3,11]		7,488	6,833
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[2,3,11]		6,600	6,471
Towd Point Mortgage Trust, Series 2015-3, Class M1, 4.00% 3/25/2054[2,3,11]		897	894
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.195% 3/25/2054[2,3,11]		1,500	1,440
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.482% 8/25/2055[2,3,11]		2,900	2,534
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,3,11]		800	788
Towd Point Mortgage Trust, Series 2017-5, Class A1, 4.989% 2/25/2057[2,3,11]		298	295
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[2,3,11]		628	598
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[2,3,11]		1,575	1,349
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,3,11]		380	371
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,3,11]		3,325	3,185
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[2,3,11]		3,000	2,705
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[2,3,11]		10,000	9,301
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,3,11]		10,206	9,779
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[2,3,11]		6,000	4,821
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,3,11]		4,263	4,107
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[2,3,11]		3,615	3,161
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[2,3,11]		5,000	3,861
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,11]		23,320	20,719
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 12/1/2033[2,5]		10,592	9,370
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,11]		29,677	25,832
			806,529

Total mortgage-backed obligations			18,588,406

Asset-backed obligations 3.96%
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[2,11]		5,063	4,803
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,11]		7,890	7,550
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.308% 4/21/2031[2,3,11]		67,954	67,239
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 5.988% 4/21/2031[2,3,11]		5,000	4,934

56	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2022-3, Class A, 4.12% 2/13/2026[2,11]	USD	13,101	$13,011
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 3/13/2026[2,11]		1,299	1,286
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[2,11]		1,024	1,026
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[2,11]		3,461	3,435
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[2,11]		2,376	2,330
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[2,11]		2,916	2,869
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[2,11]		2,226	2,100
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[2,11]		12,733	12,397
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[2,11]		4,780	4,440
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,11]		13,253	12,795
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,11]		32,859	31,092
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,11]		8,478	8,060
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[11]		6,085	5,708
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[11]		6,765	6,155
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[11]		15,943	14,152
Apidos CLO, Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 10.356% 1/20/2036[2,3,11]		750	738
Ares CLO, Ltd., Series 2022-65A, Class A2, (3-month USD CME Term SOFR + 1.75%) 5.81% 7/25/2034[2,3,11]		18,000	17,451
Avis Budget Rental Car Funding (AESOP), LLC, Series 2017-2A, Class A, 2.97% 3/20/2024[2,11]		3,078	3,067
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[2,11]		10,350	10,250
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[2,11]		47,950	47,167
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[2,11]		9,000	8,214
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[2,11]		10,160	9,824
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[2,11]		6,460	6,019
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[2,11]		12,814	11,873
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,11]		7,011	6,364
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,11]		1,798	1,616
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class C, 4.25% 2/20/2027[2,11]		3,581	3,204
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[2,11]		7,921	7,903
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[2,11]		22,390	19,531
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[2,11]		3,398	2,875
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[2,11]		1,211	1,009
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[2,11]		5,000	4,112
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[11]		1,020	1,031
Bain Capital Credit CLO, Ltd., Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.96%) 4.07% 7/16/2035[2,3,11]		5,000	4,905
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.675% 11/20/2030[2,3,11]		3,290	3,249
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[2,11]		305	298
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[2,11]		4,310	4,039

The Bond Fund of America	57

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[2,11]	USD	1,118	$1,039
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[2,11]		914	768
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[2,11]		1,024	964
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[2,11]		1,533	1,293
Battalion CLO, Ltd., Series 2022-23A, Class A, (3-month USD CME Term SOFR + 1.44%) 3.573% 5/19/2036[2,3,11]		8,000	7,830
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[2,11]		19,533	16,065
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[2,11]		2,708	2,046
Bluemountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 3.693% 7/22/2035[2,3,11]		3,000	2,942
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD LIBOR + 2.60%) 6.843% 4/20/2031[2,3,11]		250	211
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD-LIBOR + 1.16%) 5.239% 7/15/2034[2,3,11]		250	244
CarMax Auto Owner Trust, Series 2019-2, Class C, 3.16% 2/18/2025[11]		1,800	1,782
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[11]		580	525
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[11]		568	506
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[11]		3,206	3,061
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[11]		3,896	3,546
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,11]		92,227	78,497
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[2,11]		14,844	12,571
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[2,11]		3,836	3,106
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[2,11]		4,645	4,065
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,11]		87,915	78,569
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,11]		14,190	11,735
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,11]		9,169	8,019
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,11]		999	791
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,11]		60,660	52,534
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[2,11]		5,750	4,807
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,11]		100,078	98,019
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[2,11]		43,924	41,412
CIFC Funding, Ltd., CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.70%) 3.302% 7/16/2035[2,3,11]		10,000	9,702
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 3.602% 7/16/2035[2,3,11]		10,000	9,795
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[2,11]		513	450
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[2,11]		951	828
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,11]		6,837	5,886
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[2,11]		1,327	1,151
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[2,11]		2,385	2,074
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[2,11]		11,475	9,803
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[2,11]		1,234	1,028
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 3/17/2025[2,11]		435	434
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 6/16/2025[2,11]		1,538	1,533
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[2,11]		543	541
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[2,11]		12,598	12,370
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 8/17/2026[2,11]		774	769
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[2,11]		1,418	1,400
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[2,11]		1,643	1,557
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[2,11]		13,609	13,109
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[2,11]		18,032	17,133
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[2,11]		18,061	17,906
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 4/16/2029[2,11]		2,633	2,623
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 7/16/2029[2,11]		1,739	1,722
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[2,11]		6,100	5,829
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD-LIBOR + 2.35%) 6.429% 10/15/2031[2,3,11]		2,000	1,914
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 4.498% 7/15/2035[3,11]		730	683
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 4.458% 1/15/2037[3,11]		1,215	1,121

58	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 4.468% 2/15/2037[3,11]	USD	1,809	$1,669
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 7/15/2025[11]		257	257
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 3/16/2026[11]		650	649
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[11]		5,003	4,973
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[11]		5,835	5,766
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[11]		16,107	15,748
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[11]		8,586	8,404
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[11]		12,158	11,399
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[2,11]		3,712	3,694
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[2,11]		2,207	2,179
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[2,11]		1,526	1,508
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,11]		3,269	3,163
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[2,11]		145	143
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[2,11]		2,279	2,188
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,11]		1,242	1,144
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,11]		3,538	3,469
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[2,11]		3,693	3,510
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[2,11]		2,495	2,291
Dryden Senior Loan Fund, CLO, Series 2022-94A, Class A, (3-month USD CME Term SOFR + 1.44%) 4.015% 7/15/2037[2,3,11]		1,000	979
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD-LIBOR + 1.15%) 5.229% 1/15/2035[2,3,11]		1,100	1,071
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[2,11]		1,211	1,024
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[2,11]		5,938	5,632
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[2,11]		9,358	9,155
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[2,11]		5,551	5,570
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[2,11]		5,418	5,363
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[2,11]		893	889
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[11]		1,767	1,747
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[2,11]		10,579	10,414
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 9/15/2025[11]		4,453	4,423
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 9/15/2025[2,11]		12,126	11,924
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[11]		7,493	7,415
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[11]		1,112	1,113
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[2,11]		4,959	4,863
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[2,11]		2,055	2,035
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[11]		11,158	10,725
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[11]		2,977	2,869
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[11]		19,635	19,177
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[11]		3,744	3,675
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[11]		16,131	14,748
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[11]		2,928	2,933
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[11]		6,335	6,344
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[11]		7,739	7,261
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[11]		6,194	5,983
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[11]		1,913	1,928
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[2,11]		2,100	2,031
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[2,11]		950	863
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[2,11]		29,350	26,030
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[2,11]		4,141	3,586
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,11]		8,678	8,152
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[2,11]		19,385	18,530
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,11]		44,412	41,690
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[2,11]		21,970	19,642
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class C1, (3-month USD CME Term SOFR + 4.45%) 8.804% 10/18/2033[2,3,11]		2,000	1,972
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,11]		1,437	1,269
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[2,11]		730	649
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,11]		6,977	5,941
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[2,11]		235	199
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,11]		8,133	7,635
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,11]		3,920	3,479
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[2,11]		1,175	1,052
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,11]		3,842	3,416
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[2,11]		53,998	46,574
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,11]		38,522	33,434

The Bond Fund of America	59

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[2,11]	USD	3,119	$2,642
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 7/22/2024[11]		786	785
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 12/20/2024[11]		1,111	1,108
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 5/18/2026[11]		3,700	3,404
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,11]		45,496	46,389
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 10.457% 1/15/2035[2,3,11]		1,000	954
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD-LIBOR + 3.40%) 7.725% 1/22/2031[2,3,11]		714	625
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 4.518% 9/15/2041[2,3,11]		369	357
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[2,5,11]		49,770	47,749
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,11]		50,476	46,680
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,11]		6,931	6,356
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[2,11]		3,902	3,519
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[2,11]		39,070	35,907
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[2,11]		2,237	2,011
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[2,11]		1,467	1,304
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,11]		87,940	76,696
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,11]		6,275	5,389
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,11]		3,138	2,594
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[2,11]		1,680	1,476
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[2,11]		4,104	3,526
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[2,11]		2,536	2,095
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 5.319% 1/25/2035[3,11]		218	216
KKR Financial CLO, Ltd., Series 22-43, Class D, (3-month USD CME Term SOFR + 6.12%) 10.435% 7/15/2034[2,3,11]		1,180	1,151
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 3.714% 7/20/2034[2,3,11]		15,000	14,708
KKR Static CLO I, Ltd., Series 2021-1A, Class C, (3-month USD CME Term SOFR + 3.40%) 5.877% 7/20/2031[2,3,11]		3,000	2,962
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[2,11]		7,820	7,602
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[2,11]		1,804	1,694
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[2,11]		8,012	7,887
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[2,11]		2,901	2,820
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[2,11]		4,131	3,949
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.278% 7/21/2030[2,3,11]		5,055	4,977
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD-LIBOR + 1.14%) 5.367% 4/19/2034[2,3,11]		250	244
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD-LIBOR + 1.12%) 5.199% 7/15/2034[2,3,11]		500	488
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.229% 4/15/2029[2,3,11]		3,251	3,218
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 5.07% 7/20/2030[2,3,11]		4,834	4,818
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 3/20/2026[2,11]		24,300	23,191
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD-LIBOR + 3.30%) 7.543% 7/20/2031[2,3,11]		2,500	2,165
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[2,11]		6,958	6,740
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 9/15/2026[2,11]		1,291	1,250
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,11,13]		6,581	6,580
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,11,13]		1,050	1,050
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,11]		6,082	5,264
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[2,11]		5,774	4,882
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,11]		29,500	25,106
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[2,11]		10,974	9,205
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[2,11]		6,641	5,632
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[2,11]		26,976	22,716
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[2,11]		3,065	2,724
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,11]		34,105	30,210
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,11]		76,491	68,017
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.093% 4/20/2062[2,3,11]		22,670	22,009

60	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Neuberger Berman CLO, Ltd., Series 2022-49A, Class A, (3-month USD CME Term SOFR + 1.42%) 5.48% 7/25/2034[2,3,11]	USD	2,100	$2,069
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,11]		295,480	250,212
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.328% 7/25/2030[2,3,11]		2,158	2,135
Northwoods Capital, Ltd., Series 2018-17, Class D, (3-month USD-LIBOR + 2.85%) 7.175% 4/22/2031[2,3,11]		1,838	1,558
Ocean Trails CLO, Series 2022-12A, Class A2, (3-month USD CME Term SOFR + 1.80%) 5.763% 7/20/2035[2,3,11]		8,000	7,761
Octagon 64, Ltd., Series 2022-1A, Class B1, CLO, (3-month USD CME Term SOFR + 2.10%) 6.088% 7/21/2037[2,3,11]		1,000	985
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,11]		15,641	14,315
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[2,11]		700	630
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[2,11]		5,033	4,689
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,11]		10,824	9,464
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD-LIBOR + 0.80%) 5.043% 7/20/2029[2,3,11]		1,898	1,875
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 5.757% 11/25/2028[2,3,11]		6,879	6,832
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.143% 4/20/2029[2,3,11]		1,634	1,617
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 5.475% 5/20/2029[2,3,11]		674	666
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 4.879% 10/15/2029[2,3,11]		2,951	2,913
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 5.479% 10/15/2029[2,3,11]		856	829
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 5.134% 10/15/2030[2,3,11]		389	383
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 4.084% 1/15/2031[2,3,11]		43,923	43,675
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 5.825% 4/15/2031[2,3,11]		4,750	4,752
Park Blue CLO, Ltd., Series 2022-1, Class A1, (3-month USD CME Term SOFR + 2.45%) 4.56% 10/20/2034[2,3,11]		1,500	1,494
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[2,11]		35,117	32,409
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,11]		11,570	11,299
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[2,11]		862	837
Pikes Peak CLO, Series 2022-11, Class A2, (3-month USD CME Term SOFR + 2.20%) 4.379% 7/25/2034[2,3,11]		7,000	6,928
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 2.45% 1/20/2031[2,3,11]		2,487	2,487
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 4.90% 1/20/2031[2,3,11]		2,000	2,000
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[2,11]		1,447	1,443
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[2,11]		2,435	2,410
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 5.639% 7/25/2051[2,3,11]		3,248	3,142
Regatta XXII Funding, Ltd., Series 2022-2A, Class A, (3-month USD CME Term SOFR + 1.54%) 5.594% 7/20/2035[2,3,11]		3,000	2,903
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.554% 7/20/2035[2,3,11]		3,500	3,400
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[2,11]		7,158	6,979
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 4.519% 5/25/2036[3,11]		51	50
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 6.063% 7/20/2035[2,3,11]		10,000	9,413
Santander Drive Auto Receivables Trust, Series 2022-1, Class A2, 1.36% 12/16/2024[11]		8,285	8,270
Santander Drive Auto Receivables Trust, Series 2022-3, Class A2, 2.76% 3/17/2025[11]		72	72
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[11]		2,534	2,519
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[11]		413	412
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 9/15/2025[11]		3,223	3,214
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 9/15/2025[11]		1,442	1,438
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[11]		16,152	16,077
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 1/15/2026[11]		5,383	5,335

The Bond Fund of America	61

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[11]	USD	2,955	$2,961
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[11]		17,331	16,863
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[11]		139	136
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[11]		5,159	4,948
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[11]		6,249	6,081
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[11]		557	560
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[11]		4,737	4,619
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[11]		11,111	10,394
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[11]		9,395	9,039
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[11]		7,003	6,492
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[11]		1,309	1,323
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[11]		5,663	5,479
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[11]		4,624	4,476
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[11]		2,368	2,418
Signal Peak CLO, LLC, Series 2015-1, (3-month USD-LIBOR + 0.98%) 5.223% 4/20/2029[2,3,11]		1,472	1,457
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[2,11]		16,307	13,527
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[2,11]		3,002	2,448
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,11]		5,449	4,678
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[2,11]		14,677	11,799
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.159% 4/15/2030[2,3,11]		2,680	2,651
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[2,11]		19,916	17,278
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[2,11]		2,194	1,853
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,11]		7,488	6,671
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[2,11]		8,287	7,164
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 5.713% 7/20/2030[2,3,11]		9,922	9,922
Stratus Static CLO, Ltd., Series 2022-2, Class A, (3-month USD CME Term SOFR + 1.90%) 5.863% 7/20/2030[2,3,11]		2,545	2,540
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 6.678% 10/20/2031[2,3,11]		12,531	12,531
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[2,3,11]		11,033	11,004
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[2,11]		13,277	12,076
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,11]		5,830	5,123
TCI-Flatiron CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.96%) 5.61% 11/18/2030[2,3,11]		250	245
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[2,11]		13,923	12,625
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[2,11]		5,582	5,246
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[2,11]		3,174	2,769
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,11]		16,640	14,178
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[2,11]		1,514	1,328
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,11]		7,250	6,991
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[2,11]		5,335	4,885
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,3,11]		27,912	24,767
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,11]		3,862	3,311
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[2,11]		12,362	10,331
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[2,11]		982	808
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,11]		2,425	2,441
Wellfleet CLO, Ltd., Series 2022-1, Class A2, (3-month USD CME Term SOFR + 1.95%) 5.814% 4/15/2034[2,3,11]		5,000	4,860
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 6.714% 4/15/2034[2,3,11]		1,100	1,062
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 7/15/2025[2,11]		2,574	2,549
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[2,11]		322	318
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[2,11]		4,153	4,049
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[2,11]		8,060	7,641
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[2,11]		10,314	9,958
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[2,11]		13,309	12,508
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[2,11]		8,825	8,042
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[2,11]		5,523	5,089
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,11]		5,950	5,927

62	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[2,11]	USD	4,531	$4,520
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD-LIBOR + 1.15%) 5.393% 7/20/2033[2,3,11]		311	299
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 5.493% 7/20/2035[2,3,11]		10,000	9,672
			2,817,849

Bonds & notes of governments & government agencies outside the U.S. 1.53%
Abu Dhabi (Emirate of) 3.125% 10/11/2027[2]		17,700	16,933
Abu Dhabi (Emirate of) 3.875% 4/16/2050[2]		9,900	8,423
Abu Dhabi (Emirate of) 2.70% 9/2/2070[2]		4,925	3,082
Argentine Republic 1.00% 7/9/2029		1,034	277
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[1]		12,086	3,290
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[1]		5,349	1,370
Argentine Republic 0% 12/15/2035		25,700	154
Asian Development Bank 4.125% 9/27/2024		7,629	7,558
Asian Development Bank 1.50% 10/18/2024		15,979	15,129
Asian Development Bank 2.50% 11/2/2027		3,451	3,202
Asian Development Bank 2.75% 1/19/2028		3	3
Asian Development Bank 3.875% 9/28/2032		1,768	1,741
Bermuda 2.375% 8/20/2030[2]		2,840	2,410
Bermuda 3.375% 8/20/2050[2]		8,200	5,841
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[2]		10,000	9,348
Chile (Republic of) 2.75% 1/31/2027		1,940	1,788
Chile (Republic of) 3.50% 1/31/2034		3,785	3,234
Chile (Republic of) 3.10% 5/7/2041		13,200	9,528
Chile (Republic of) 4.34% 3/7/2042		8,380	7,112
Chile (Republic of) 4.00% 1/31/2052		3,685	2,856
Colombia (Republic of) 4.125% 5/15/2051		18,640	11,218
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP	152,975,600	23,935
Costa Rica (Republic of) 7.00% 4/4/2044	USD	1,264	1,195
Cote d’Ivoire (Republic of) 6.375% 3/3/2028[2]		7,275	7,062
CPPIB Capital, Inc. 0.50% 9/16/2024[2]		3,887	3,617
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 4.30% 3/11/2026[2,3]		6,621	6,786
CPPIB Capital, Inc. 0.875% 9/9/2026[2]		8,156	7,145
Development Bank of Japan, Inc. 1.75% 2/18/2025[2]		6,928	6,534
Development Bank of Japan, Inc. 1.25% 10/20/2026[2]		8,230	7,258
Development Bank of Japan, Inc. 1.75% 10/20/2031[2]		3,068	2,460
Dominican Republic 6.875% 1/29/2026[2]		4,300	4,350
Dominican Republic 6.40% 6/5/2049[2]		1,648	1,339
Egypt (Arab Republic of) 4.75% 4/16/2026	EUR	3,000	2,680
Egypt (Arab Republic of) 6.588% 2/21/2028[2]	USD	1,610	1,317
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR	1,060	790
Egypt (Arab Republic of) 7.053% 1/15/2032[2]	USD	5,100	3,745
Egypt (Arab Republic of) 8.50% 1/31/2047[2]		2,245	1,503
Export-Import Bank of India 3.375% 8/5/2026		7,000	6,564
Export-Import Bank of India 3.875% 2/1/2028		3,000	2,790
Export-Import Bank of India 3.25% 1/15/2030		9,100	7,908
Export-Import Bank of India 2.25% 1/13/2031[2]		25,000	19,748
Honduras (Republic of) 6.25% 1/19/2027[2]		237	210
Honduras (Republic of) 6.25% 1/19/2027		200	177
Indonesia (Republic of) 4.65% 9/20/2032		18,030	17,685
Indonesia (Republic of) 6.625% 2/17/2037		12,000	13,620
Indonesia (Republic of) 3.35% 3/12/2071		10,500	7,016
Indonesia (Republic of) 4.20% 10/15/2050		1,785	1,482
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	IDR	207,116,000	12,824
Inter-American Development Bank 1.125% 7/20/2028	USD	1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025		4	4
International Bank for Reconstruction and Development 0.75% 3/11/2025		4,974	4,596
Israel (State of) 1.00% 3/31/2030	ILS	78,000	18,500
Israel (State of) 3.375% 1/15/2050	USD	5,000	3,863
Israel (State of) 3.875% 7/3/2050		42,900	36,256
Japan Bank for International Cooperation 2.875% 4/14/2025		5,488	5,271
Japan Bank for International Cooperation 1.875% 4/15/2031		6,576	5,378
Jordan (Hashemite Kingdom of) 6.125% 1/29/2026[2]		2,890	2,866
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[2]		615	594

The Bond Fund of America	63

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
KfW 0.625% 1/22/2026	USD	6,778	$6,074
Kommuninvest i Sverige Aktiebolag 0.50% 7/5/2023[2]		10,129	9,927
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	MYR	36,000	8,118
Morocco (Kingdom of) 2.375% 12/15/2027[2]	USD	7,000	6,116
Morocco (Kingdom of) 1.50% 11/27/2031	EUR	15,000	11,893
Morocco (Kingdom of) 3.00% 12/15/2032[2]	USD	10,000	7,996
Morocco (Kingdom of) 5.50% 12/11/2042		25,300	21,815
Morocco (Kingdom of) 5.50% 12/11/2042[2]		1,500	1,293
Morocco (Kingdom of) 4.00% 12/15/2050[2]		7,700	5,301
OMERS Finance Trust 3.50% 4/19/2032[2]		3,470	3,140
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[2]		7,433	6,488
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[2]		4,279	4,013
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[2]		6,787	5,603
Panama (Republic of) 3.75% 4/17/2026[2]		41,695	39,319
Panama (Republic of) 3.875% 3/17/2028		10,000	9,440
Panama (Republic of) 3.362% 6/30/2031		28,000	22,750
Panama (Republic of) 2.252% 9/29/2032		36,365	27,065
Panama (Republic of) 4.50% 5/15/2047		1,090	842
Panama (Republic of) 4.50% 4/16/2050		5,925	4,492
Panama (Republic of) 4.30% 4/29/2053		3,242	2,354
Panama (Republic of) 4.50% 4/1/2056		8,915	6,533
Panama (Republic of) 3.87% 7/23/2060		19,858	12,876
Panama (Republic of) 4.50% 1/19/2063		2,410	1,707
Paraguay (Republic of) 4.95% 4/28/2031[2]		5,000	4,851
Paraguay (Republic of) 2.739% 1/29/2033[2]		1,618	1,305
Paraguay (Republic of) 5.60% 3/13/2048[2]		1,422	1,247
Peru (Republic of) 6.35% 8/12/2028	PEN	33,100	8,290
Peru (Republic of) 5.94% 2/12/2029		41,000	9,902
Peru (Republic of) 2.783% 1/23/2031	USD	30,860	25,605
Peru (Republic of) 6.15% 8/12/2032	PEN	76,900	17,804
Peru (Republic of) 3.60% 1/15/2072	USD	35,900	23,490
PETRONAS Capital, Ltd. 3.50% 4/21/2030[2]		4,450	4,070
PETRONAS Capital, Ltd. 4.55% 4/21/2050[2]		5,695	5,106
Philippines (Republic of) 3.229% 3/29/2027		3,025	2,908
Philippines (Republic of) 1.648% 6/10/2031		17,514	14,040
Philippines (Republic of) 6.375% 10/23/2034		18,000	19,989
Philippines (Republic of) 3.95% 1/20/2040		4,000	3,402
Philippines (Republic of) 3.70% 3/1/2041		19,000	15,591
Philippines (Republic of) 3.70% 2/2/2042		21,300	17,494
Philippines (Republic of) 2.95% 5/5/2045		15,091	10,936
Philippines (Republic of) 2.65% 12/10/2045		13,236	8,955
Philippines (Republic of) 3.20% 7/6/2046		9,100	6,683
Philippines (Republic of) 4.20% 3/29/2047		1,728	1,484
Poland (Republic of) 5.75% 11/16/2032		3,810	4,070
PSP Capital, Inc. 1.625% 10/26/2028[2]		6,054	5,160
PT Indonesia Asahan Aluminium Tbk 5.71% 11/15/2023[2]		2,050	2,056
PT Indonesia Asahan Aluminium Tbk 4.75% 5/15/2025		10,000	9,853
PT Indonesia Asahan Aluminium Tbk 4.75% 5/15/2025[2]		3,310	3,261
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028		8,528	8,641
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028[2]		1,867	1,892
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/2030[2]		910	868
PT Indonesia Asahan Aluminium Tbk 6.757% 11/15/2048[2]		655	616
PT Indonesia Asahan Aluminium Tbk 5.80% 5/15/2050[2]		2,690	2,260
Qatar (State of) 3.875% 4/23/2023[2]		10,830	10,786
Qatar (State of) 3.75% 4/16/2030[2]		39,070	37,921
Qatar (State of) 4.40% 4/16/2050[2]		32,960	30,249
Romania 3.624% 5/26/2030	EUR	3,592	3,157
Romania 2.00% 1/28/2032		1,400	1,005
Romania 3.75% 2/7/2034		18,000	14,447
Romania 3.50% 4/3/2034		7,600	5,973
Romania 3.50% 4/3/2034		6,485	5,097
Russian Federation 2.875% 12/4/2025[4]		2,000	899
Russian Federation 1.85% 11/20/2032[4]		12,500	5,468
Russian Federation 5.10% 3/28/2035[4]	USD	52,800	21,648
Russian Federation 5.10% 3/28/2035[2,4]		800	328
Saudi Arabia (Kingdom of) 3.25% 10/26/2026[2]		4,170	3,990
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[2]		3,800	3,683

64	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[2]	USD	3,110	$2,975
Saudi Arabia (Kingdom of) 5.50% 10/25/2032[2]		19,625	20,783
Saudi Arabia (Kingdom of) 2.25% 2/2/2033[2]		25,000	20,356
Saudi Arabia (Kingdom of) 4.50% 10/26/2046		8,000	7,120
Saudi Arabia (Kingdom of) 3.45% 2/2/2061[2]		23,000	16,536
Swedish Export Credit Corp. 3.625% 9/3/2024		4,489	4,404
Tunisia (Republic of) 5.625% 2/17/2024	EUR	3,000	2,531
Turkey (Republic of) 4.25% 4/14/2026	USD	3,300	2,948
Turkey (Republic of) 4.875% 10/9/2026		2,380	2,139
Ukraine 6.75% 6/20/2028	EUR	453	90
United Mexican States 4.875% 5/19/2033	USD	14,295	13,151
United Mexican States 3.50% 2/12/2034		6,200	4,977
United Mexican States 5.00% 4/27/2051		5,100	4,157
United Mexican States 4.40% 2/12/2052		1,910	1,411
United Mexican States 3.75% 4/19/2071		11,315	7,073
United Mexican States 5.75% 10/12/2110		3,850	3,254
			1,089,106

Municipals 0.60%
California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		3,725	2,997
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027		6,585	5,684
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		5,150	4,107
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 12/1/2031		55	54
			12,842

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045		1,035	1,028

Illinois 0.43%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		14,400	13,541
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		56,485	48,359
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		5,770	4,960
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		13,760	11,860
G.O. Bonds, Series 2013-B, 4.31% 4/1/2023		7,325	7,316
G.O. Bonds, Series 2020-A, 3.14% 10/1/2024		1,520	1,468
G.O. Bonds, Series 2020-A, 3.24% 10/1/2025		2,245	2,127
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027		3,250	3,161
G.O. Bonds, Series 2019-A, 5.70% 4/1/2031		7,530	7,278
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023		12,056	12,063
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		161,540	155,210
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033		7,945	7,612
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 3/1/2023		6,495	6,505
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 3/1/2024		1,905	1,925
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 3/1/2025		6,205	6,314
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035		5,725	5,809
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.66% 5/15/2050 (put 5/15/2025)[3]		6,275	6,282
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046		485	485
			302,275

Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046		345	345

The Bond Fund of America	65

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 1/1/2033	USD	435	$433

Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035		1,020	1,010

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044		430	427

Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042		260	258

Michigan 0.01%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		6,155	6,102

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041		170	169
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045		1,730	1,722
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046		1,080	1,069
			2,960

Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038		425	423

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045		275	274
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046		1,335	1,324
			1,598

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029		4,400	4,742

New York 0.04%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 3/15/2034		39,115	29,878
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030		640	634
			30,512

Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		24,305	20,519

South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036		360	360
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041		1,205	1,201
			1,561

66	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	USD	515	$511
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043		110	110
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045		995	991
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046		1,400	1,393
			3,005

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		8,155	5,801
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 8/1/2023		6,000	6,045
			11,846

Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045		425	425

Wisconsin 0.04%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045		610	608
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046		990	979
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		28,585	25,406
			26,993

Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045		195	195

Total municipals			429,499

Federal agency bonds & notes 0.03%
Fannie Mae 2.375% 1/19/2023		2,442	2,440
Fannie Mae 1.625% 1/7/2025		7	7
Fannie Mae 0.875% 8/5/2030		2,563	2,041
Federal Farm Credit Banks 1.60% 7/13/2033		1,957	1,471
Freddie Mac 0.25% 6/26/2023		3,439	3,364
Freddie Mac 0.375% 9/23/2025		9,449	8,505
			17,828

Total bonds, notes & other debt instruments (cost: $74,591,303,000)			68,463,254

Common stocks 0.05%	Shares
Health care 0.05%
Rotech Healthcare, Inc.[5,13,14]		342,069	36,601

Consumer discretionary 0.00%
MYT Holding Co., Class B5,14		521,407	782
NMG Parent, LLC[14]		4,595	701
			1,483

Energy 0.00%
Constellation Oil Services Holding SA, Class B-1[5,14]		1,568,158	173

Total common stocks (cost: $16,909,000)			38,257

Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 5.006% noncumulative preferred shares[2,3]		6,250	5,000

Total preferred securities (cost: $5,820,000)			5,000

The Bond Fund of America	67

Rights & warrants 0.00%	Shares	Value (000)
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[14]	18,410	$561

Total rights & warrants (cost: $111,000)		561

Short-term securities 14.04%
Money market investments 14.04%
Capital Group Central Cash Fund 4.31%[15,16]	99,912,897	9,990,291

Total short-term securities (cost: $9,988,738,000)		9,990,291
Total investment securities 110.31% (cost: $84,602,881,000)		78,497,363
Other assets less liabilities (10.31)%		(7,336,032)

Net assets 100.00%		$71,161,331

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2022 (000)
3 Month SOFR Futures	Short	4,563	June 2023	USD(1,084,682)	$18,713
2 Year U.S. Treasury Note Futures	Short	21,884	March 2023	(4,487,930)	8,908
5 Year Euro-Bobl Futures	Long	4	March 2023	496	(17)
5 Year U.S. Treasury Note Futures	Long	134,156	March 2023	14,479,415	(19,520)
10 Year U.S. Treasury Note Futures	Long	4,147	March 2023	465,695	1,083
10 Year Ultra U.S. Treasury Note Futures	Short	17,246	March 2023	(2,039,878)	31,783
20 Year U.S. Treasury Bond Futures	Long	17,520	March 2023	2,196,022	(31,428)
30 Year Ultra U.S. Treasury Bond Futures	Long	13,696	March 2023	1,839,544	(60,090)
					$(50,568)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2022 (000)
USD	13,120	IDR	203,016,800	Citibank	1/9/2023	$73
USD	20,921	ILS	71,050	HSBC Bank	1/11/2023	699
USD	8,783	MYR	38,550	HSBC Bank	1/11/2023	(29)
USD	15,406	EUR	14,568	Morgan Stanley	1/11/2023	(202)
USD	29,369	COP	141,218,900	Citibank	1/13/2023	319
USD	5,544	MXN	110,165	UBS AG	1/13/2023	(94)
USD	27,649	EUR	26,166	JPMorgan Chase	1/13/2023	(389)
USD	33,210	EUR	31,524	JPMorgan Chase	1/20/2023	(586)
COP	21,947,400	USD	4,563	Morgan Stanley	1/23/2023	(58)
USD	34,945	PEN	134,360	Citibank	1/23/2023	(346)
JPY	24,034,000	USD	171,913	Morgan Stanley	2/17/2023	12,435
JPY	23,705,379	USD	173,830	Morgan Stanley	2/17/2023	7,998
JPY	23,916,000	USD	179,217	Morgan Stanley	3/17/2023	4,933
						$24,753

68	The Bond Fund of America

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	12/31/2022 (000)	received (000)	at 12/31/2022 (000)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD171,500	$(3,042)	$—	$(3,042)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	461,407	(7,995)	—	(7,995)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	498,594	(8,622)	—	(8,622)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	26,567	(486)	—	(486)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	125,900	(2,346)	—	(2,346)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	129,700	(37)	—	(37)
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	162,100	(133)	—	(133)
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	162,300	(28)	—	(28)
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	194,700	(153)	—	(153)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	449,300	198,517	(266)	198,783
						$175,675	$(266)	$175,941

Bilateral interest rate swaps

Receive		Pay				Notional	Value at	Upfront premium	Unrealized depreciation
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	Amount (000)	12/31/2022 (000)	Paid (000)	at 12/31/2022 (000)
11.325%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2024	BRL408	$(2)	$—	$(2)
11.2625%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	240	(4)	—	(4)
							$(6)	$—	$(6)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2022 (000)	Upfront premium (received) paid (000)	Unrealized depreciation at 12/31/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD526,587	$(4,211)	$(2,401)	$(1,810)
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	440,425	(2,712)	4,864	(7,576)
					$(6,923)	$2,463	$(9,386)

Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2022 (000)	Dividend income (000)
Short-term securities 14.04%
Money market investments 14.04%
Capital Group Central Cash Fund 4.31%[15]	$7,790,703	$23,939,160	$21,738,936	$(1,477)	$841	$9,990,291	$230,001

The Bond Fund of America	69

Restricted securities13

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[5,14]	9/26/2013	$12,646	$36,601	.05%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,11]	12/6/2022	6,580	6,580	.01
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,11]	121/6/2022	1,050	1,050	.00
Total		$20,276	$44,231	.06%

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,275,164,000, which represented 14.44% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,939,000, which represented less than .01% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $405,818,000, which represented .57% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $44,231,000, which represented .06% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 12/31/2022.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

COP = Colombian pesos

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR = Euros

Fac. = Facility

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

JPY = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

PEN = Peruvian nuevos soles

PIK = Payment In Kind

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

70	The Bond Fund of America

Financial statements

Statement of assets and liabilities at December 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $74,614,143)	$68,507,072
Affiliated issuers (cost: $9,988,738)	9,990,291	$78,497,363
Cash		43,984
Cash denominated in currencies other than U.S. dollars (cost: $249)		253
Unrealized appreciation on open forward currency contracts		26,457
Receivables for:
Sales of investments	7,478,204
Sales of fund’s shares	161,847
Dividends and interest	470,901
Variation margin on futures contracts	6,403
Variation margin on centrally cleared swap contracts	1,798
Other	64	8,119,217
		86,687,274
Liabilities:
Unrealized depreciation on open forward currency contracts		1,704
Bilateral interest rate swaps, at value		6
Payables for:
Purchases of investments	15,344,984
Repurchases of fund’s shares	128,300
Dividends on fund’s shares	4,267
Investment advisory services	12,418
Services provided by related parties	10,947
Trustees’ deferred compensation	649
Variation margin on futures contracts	20,169
Variation margin on centrally cleared swap contracts	2,190
Other	309	15,524,233
Net assets at December 31, 2022		$71,161,331

Net assets consist of:
Capital paid in on shares of beneficial interest		$82,449,498
Total accumulated loss		(11,288,167)
Net assets at December 31, 2022		$71,161,331

Refer to the notes to financial statements.

The Bond Fund of America	71

Financial statements (continued)

Statement of assets and liabilities at December 31, 2022 (continued)

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (6,254,009 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$24,087,189	2,116,901	$11.38
Class C	486,751	42,778	11.38
Class T	9	1	11.38
Class F-1	795,749	69,934	11.38
Class F-2	19,981,628	1,756,084	11.38
Class F-3	7,866,085	691,310	11.38
Class 529-A	1,156,351	101,626	11.38
Class 529-C	44,818	3,939	11.38
Class 529-E	34,469	3,029	11.38
Class 529-T	11	1	11.38
Class 529-F-1	9	1	11.38
Class 529-F-2	146,802	12,902	11.38
Class 529-F-3	9	1	11.38
Class R-1	36,691	3,225	11.38
Class R-2	318,687	28,008	11.38
Class R-2E	34,362	3,020	11.38
Class R-3	518,099	45,533	11.38
Class R-4	476,105	41,842	11.38
Class R-5E	150,050	13,187	11.38
Class R-5	283,008	24,872	11.38
Class R-6	14,744,449	1,295,815	11.38

Refer to the notes to financial statements.

72	The Bond Fund of America

Financial statements (continued)

Statement of operations for the year ended December 31, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $188)	$2,049,588
Dividends (includes $230,001 from affiliates)	230,135	$2,279,723
Fees and expenses*:
Investment advisory services	130,154
Distribution services	84,807
Transfer agent services	59,353
Administrative services	21,828
529 plan services	888
Reports to shareholders	2,098
Registration statement and prospectus	3,126
Trustees’ compensation	81
Auditing and legal	300
Custodian	290
Other	101	303,026
Net investment income		1,976,697

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(4,299,613)
Affiliated issuers	(1,477)
Futures contracts	(1,039,775)
Forward currency contracts	11,804
Swap contracts	250,082
Currency transactions	(930)	(5,079,909)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(6,905,817)
Affiliated issuers	841
Futures contracts	(60,092)
Forward currency contracts	27,535
Swap contracts	(24,313)
Currency translations	91	(6,961,755)
Net realized loss and unrealized depreciation		(12,041,664)

Net decrease in net assets resulting from operations		$(10,064,967)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

The Bond Fund of America	73

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Year ended December 31,
	2022	2021
Operations:
Net investment income	$1,976,697	$1,116,002
Net realized (loss) gain	(5,079,909)	303,861
Net unrealized depreciation	(6,961,755)	(1,995,039)

Net decrease in net assets resulting from operations	(10,064,967)	(575,176)

Distributions paid or accrued to shareholders	(2,071,532)	(1,605,741)

Net capital share transactions	3,731,382	11,507,974

Total (decrease) increase in net assets	(8,405,117)	9,327,057

Net assets:
Beginning of year	79,566,448	70,239,391
End of year	$71,161,331	$79,566,448

Refer to the notes to financial statements.

74	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

The Bond Fund of America	75

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

76	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$23,631,837	$—	*	$23,631,837
U.S. Treasury bonds & notes	—	21,888,729	—		21,888,729
Mortgage-backed obligations	—	18,579,036	9,370		18,588,406
Asset-backed obligations	—	2,762,470	55,379		2,817,849
Bonds & notes of governments & government agencies outside the U.S.	—	1,089,106	—		1,089,106
Municipals	—	429,499	—		429,499
Federal agency bonds & notes	—	17,828	—		17,828
Common stocks	—	701	37,556		38,257
Preferred securities	—	5,000	—		5,000
Rights & warrants	—	561	—		561
Short-term securities	9,990,291	—	—		9,990,291
Total	$9,990,291	$68,404,767	$102,305		$78,497,363

Refer to the end of the tables for footnotes.

The Bond Fund of America	77

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$60,487	$—	$—	$60,487
Unrealized appreciation on open forward currency contracts	—	26,457	—	26,457
Unrealized appreciation on centrally cleared interest rate swaps	—	198,783	—	198,783
Liabilities:
Unrealized depreciation on futures contracts	(111,055)	—	—	(111,055)
Unrealized depreciation on open forward currency contracts	—	(1,704)	—	(1,704)
Unrealized depreciation on centrally cleared interest rate swaps	—	(22,842)	—	(22,842)
Unrealized depreciation on bilateral interest rate swaps	—	(6)	—	(6)
Unrealized depreciation on centrally cleared credit default swaps	—	(9,386)	—	(9,386)
Total	$(50,568)	$191,302	$—	$140,734

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

78	The Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

The Bond Fund of America	79

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $23,966,842,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

80	The Bond Fund of America

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $607,701,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,350,706,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund,

The Bond Fund of America	81

as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $725,004,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$60,487	Unrealized depreciation*	$111,055
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	26,457	Unrealized depreciation on open forward currency contracts	1,704
Swap (centrally cleared)	Interest	Unrealized appreciation*	198,783	Unrealized depreciation*	22,842
Swap (bilateral)	Interest	Bilateral interest rate swaps, at value	—	Bilateral interest rate swaps, at value	6
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	9,386
			$285,727		$144,993

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,039,775)	Net unrealized depreciation on futures contracts	$(60,092)
Forward currency	Currency	Net realized gain on forward currency contracts	11,804	Net unrealized appreciation on forward currency contracts	27,535
Swap	Interest	Net realized gain on swap contracts	293,470	Net unrealized depreciation on swap contracts	(14,780)
Swap	Credit	Net realized loss on swap contracts	(43,388)	Net unrealized depreciation on swap contracts	(9,533)
			$(777,889)		$(56,870)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

82	The Bond Fund of America

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Citibank	$392	$(346)	$—	$—	$46
HSBC Bank	699	(29)	(654)	—	16
Morgan Stanley	25,366	(260)	—	(16,440)	8,666
Total	$26,457	$(635)	$(654)	$(16,440)	$8,728
Liabilities:
BNP Paribas	$6	$—	$(6)	$—	$—
Citibank	346	(346)	—	—	—
HSBC Bank	29	(29)	—	—	—
JPMorgan Chase	975	—	(740)	—	235
Morgan Stanley	260	(260)	—	—	—
UBS AG	94	—	—	—	94
Total	$1,710	$(635)	$(746)	$—	$329

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The Bond Fund of America	83

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2022, the fund reclassified $36,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$173,846
Late year ordinary loss deferral[1]	(7,242)
Capital loss carryforward[2]	(5,473,938)
Gross unrealized appreciation on investments	498,087
Gross unrealized depreciation on investments	(6,493,418)
Net unrealized depreciation on investments	(5,995,331)
Cost of investments	84,631,230

[1]	This deferral is considered incurred in the subsequent year.
[2]	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2022						Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$672,348		$32,609		$704,957		$431,914		$163,952		$595,866
Class C	10,275		705		10,980		5,421		4,005		9,426
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	21,766		1,065		22,831		15,522		5,669		21,191
Class F-2	543,800		23,306		567,106		318,827		109,456		428,283
Class F-3	217,380		8,833		226,213		105,868		39,500		145,368
Class 529-A	32,109		1,605		33,714		21,024		8,089		29,113
Class 529-C	951		69		1,020		511		397		908
Class 529-E	906		49		955		594		258		852
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	4,426		198		4,624		2,834		952		3,786
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class R-1	701		47		748		288		227		515
Class R-2	6,235		428		6,663		2,981		2,266		5,247
Class R-2E	795		47		842		448		244		692
Class R-3	12,926		711		13,637		8,015		3,713		11,728
Class R-4	13,148		632		13,780		9,139		3,247		12,386
Class R-5E	4,159		188		4,347		2,205		860		3,065
Class R-5	8,984		395		9,379		3,788		1,733		5,521
Class R-6	431,640		18,096		449,736		252,562		79,232		331,794
Total	$1,982,549		$88,983		$2,071,532		$1,181,941		$423,800		$1,605,741

[3]	Amount less than one thousand.

84	The Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2022, the investment advisory services fees were $130,154,000, which were equivalent to an annualized rate of 0.179% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2022, unreimbursed expenses subject to reimbursement totaled $7,437,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by

The Bond Fund of America	85

Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2022, the 529 plan services fees were $888,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

For the year ended December 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$65,875		$30,138		$7,905		Not applicable
Class C	5,721		660		172		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	2,105		1,330		260		Not applicable
Class F-2	Not applicable		22,311		5,798		Not applicable
Class F-3	Not applicable		74		2,230		Not applicable
Class 529-A	3,017		1,373		383		$742
Class 529-C	548		60		17		32
Class 529-E	196		16		12		23
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	—	*
Class 529-F-2	Not applicable		75		47		91
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	380		37		11		Not applicable
Class R-2	2,593		1,242		104		Not applicable
Class R-2E	227		79		11		Not applicable
Class R-3	2,862		892		172		Not applicable
Class R-4	1,283		523		154		Not applicable
Class R-5E	Not applicable		235		45		Not applicable
Class R-5	Not applicable		163		94		Not applicable
Class R-6	Not applicable		145		4,413		Not applicable
Total class-specific expenses	$84,807		$59,353		$21,828		$888

*	Amount less than one thousand.

Trustees deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $81,000 in the fund’s statement of operations reflects $152,000 in current fees (either paid in cash or deferred) and a net decrease of $71,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $175,940,000 and $38,985,000, respectively, which generated $2,368,000 of net realized losses from such sales.

86	The Bond Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Fund merger

On September 16, 2022, The Bond Fund of America (the “acquiring fund”) acquired the net assets of Capital Group Core Bond Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the fund’s board of trustees on March 9, 2022. The purpose of the transaction was to combine two funds with substantially similar investment objectives. The acquisition was accomplished by a tax-free exchange of shares of the acquired fund for Class F-3 shares of the acquiring fund at the close of business on September 16, 2022. Shares issued by the acquiring fund are disclosed in the capital share transactions table on the following page. Further information about the merger of the funds is as follows (dollars and shares in thousands except per-share amounts):

		Shares			Net asset value
	Status	outstanding		Net assets	per share
The Bond Fund of America, Class F-3	Acquiring fund	618,841		$7,152,477	$11.56
Capital Group Core Bond Fund	Acquired fund	51,799	*	482,759	9.32
The Bond Fund of America, Class F-3	Post merger	660,609		7,635,236	11.56

*	All shares were exchanged at a ratio of 1.24 to 1.

The cost, fair value and net unrealized depreciation of the investments of Capital Group Core Bond Fund as of the date of the close of business on September 16, 2022, were as follows (dollars in thousands):

Investment securities, at value	$480,512
Investment securities, at cost	513,172
Net unrealized depreciation	(32,660)

The acquired fund’s investment securities were excluded from the acquiring fund’s portfolio turnover rate calculation. Had the acquisition been completed on January 1, 2022, the beginning of the annual reporting period of the acquiring fund, the pro forma results of operations for the year ended December 31, 2022, would have been as follows (dollars in thousands):

Pro forma components of net assets on December 31, 2022
Net investment income	$1,985,501
Net realized loss	(5,094,212)
Net unrealized depreciation	(6,967,499)
Net decrease in net assets resulting from operations	$(10,076,210)

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since September 16, 2022.

The Bond Fund of America	87

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Issued in connection with the merger of Capital Group Core Bond Fund		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$2,802,059	232,234	$—	—	$697,441		58,445		$(5,156,600)	(430,054)	$(1,657,100)	(139,375)
Class C	82,137	6,785	—	—	10,896		913		(223,685)	(18,505)	(130,652)	(10,807)
Class T	—	—	—	—	—		—		—	—	—	—
Class F-1	216,444	18,247	—	—	22,239		1,864		(307,581)	(25,703)	(68,898)	(5,592)
Class F-2	10,281,657	859,458	—	—	553,366		46,464		(8,286,236)	(689,855)	2,548,787	216,067
Class F-3	3,206,936	266,296	482,759	41,769	224,558		18,863		(2,734,209)	(228,377)	1,180,044	98,551
Class 529-A	141,506	11,670	—	—	33,719		2,824		(277,394)	(22,939)	(102,169)	(8,445)
Class 529-C	11,658	963	—	—	1,020		86		(28,197)	(2,329)	(15,519)	(1,280)
Class 529-E	4,040	332	—	—	952		80		(10,044)	(832)	(5,052)	(420)
Class 529-T	—	—	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	29,657	2,451	—	—	4,607		386		(37,653)	(3,121)	(3,389)	(284)
Class 529-F-3	—	—	—	—	—	†	—	†	—	—	— †	— †
Class R-1	9,092	751	—	—	747		63		(8,541)	(710)	1,298	104
Class R-2	68,487	5,664	—	—	6,621		557		(107,121)	(8,786)	(32,013)	(2,565)
Class R-2E	10,645	871	—	—	837		70		(15,116)	(1,235)	(3,634)	(294)
Class R-3	111,908	9,205	—	—	13,530		1,135		(183,591)	(15,098)	(58,153)	(4,758)
Class R-4	121,051	9,950	—	—	13,746		1,152		(160,515)	(13,225)	(25,718)	(2,123)
Class R-5E	41,924	3,473	—	—	4,337		364		(31,125)	(2,577)	15,136	1,260
Class R-5	64,785	5,386	—	—	9,381		786		(110,546)	(9,151)	(36,380)	(2,979)
Class R-6	3,963,031	325,394	—	—	448,352		37,633		(2,286,589)	(190,475)	2,124,794	172,552
Total net increase (decrease)	$21,167,017	1,759,130	$482,759	41,769	$2,046,349		171,685		$(19,964,743)	(1,662,972)	$3,731,382	309,612

Year ended December 31, 2021

Class A	$5,399,156	399,358			$596,876		44,285		$(4,480,861)	(331,893)	$1,515,171	111,750
Class C	156,104	11,539			10,024		743		(273,093)	(20,227)	(106,965)	(7,945)
Class T	—	—			—		—		—	—	—	—
Class F-1	258,812	19,155			22,271		1,651		(550,345)	(40,683)	(269,262)	(19,877)
Class F-2	9,182,796	679,095			424,331		31,484		(4,949,570)	(366,729)	4,657,557	343,850
Class F-3	4,966,620	368,216			143,670		10,669		(1,482,730)	(109,949)	3,627,560	268,936
Class 529-A	273,918	20,253			29,897		2,217		(311,596)	(23,033)	(7,781)	(563)
Class 529-C	21,693	1,604			952		71		(39,708)	(2,936)	(17,063)	(1,261)
Class 529-E	7,846	580			861		64		(13,769)	(1,019)	(5,062)	(375)
Class 529-T	—	—			—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—			—	†	—	†	—	—	— †	— †
Class 529-F-2	50,199	3,714			3,779		280		(38,310)	(2,833)	15,668	1,161
Class 529-F-3	—	—			—	†	—	†	—	—	— †	— †
Class R-1	13,301	986			514		38		(10,332)	(765)	3,483	259
Class R-2	109,434	8,090			5,231		388		(160,588)	(11,881)	(45,923)	(3,403)
Class R-2E	17,056	1,259			690		51		(17,512)	(1,296)	234	14
Class R-3	172,879	12,779			11,786		875		(233,176)	(17,257)	(48,511)	(3,603)
Class R-4	172,188	12,728			12,480		926		(264,316)	(19,566)	(79,648)	(5,912)
Class R-5E	100,893	7,459			3,058		227		(28,766)	(2,132)	75,185	5,554
Class R-5	243,353	18,023			5,675		421		(61,171)	(4,527)	187,857	13,917
Class R-6	4,789,022	354,533			330,424		24,522		(3,113,972)	(231,163)	2,005,474	147,892
Total net increase (decrease)	$25,935,270	1,919,371			$1,602,519		118,912		$(16,029,815)	(1,187,889)	$11,507,974	850,394

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

88	The Bond Fund of America

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $261,076,295,000 and $250,021,748,000, respectively, during the year ended December 31, 2022. The purchases do not include the investment securities acquired from the merger with Capital Core Bond Fund that occurred on September 16, 2022.

The Bond Fund of America	89

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2022	$13.39	$.31	$(1.99)	$(1.68)	$(.31)	$(.02)	$(.33)	$11.38	(12.68)%	$24,087		.58%		.58%		2.54%
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.95)	30,201		.55		.55		1.36
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.71	29,570		.57		.57		1.59
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02	23,197		.60		.60		2.35
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	19,352		.60		.60		2.37
Class C:
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	487		1.33		1.33		1.78
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.68)	717		1.29		1.29		.60
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.90	848		1.31		1.31		.87
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.91)	825		1.39		1.39		1.58
Class T:
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.47)[5]	—	[6]	.33	[5]	.33	[5]	2.78	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.74)[5]	—	[6]	.33	[5]	.33	[5]	1.55	[5]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.98 [5]	—	[6]	.34	[5]	.34	[5]	1.81	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24 [5]	—	[6]	.37	[5]	.37	[5]	2.56	[5]
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09 [5]	—	[6]	.39	[5]	.39	[5]	2.58	[5]
Class F-1:
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	796		.61		.61		2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,011		.59		.59		1.30
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.68	1,315		.60		.60		1.55
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977		.64		.64		2.31
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.18)	745		.66		.66		2.32
Class F-2:
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.46)	19,982		.33		.33		2.81
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.71)	20,613		.31		.31		1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.99	16,494		.32		.32		1.81
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415		.35		.35		2.59
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.14	5,728		.34		.34		2.65
Class F-3:
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	7,866		.22		.22		2.92
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	7,934		.20		.20		1.72
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.10	4,465		.21		.21		1.90
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212		.25		.24		2.70
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.21	1,483		.27		.27		2.70
Class 529-A:
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	1,156		.62		.62		2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,473		.59		.59		1.31
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.67	1,526		.61		.61		1.54
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174		.66		.66		2.29
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.21)	1,003		.69		.69		2.29

Refer to the end of the table for footnotes.

90	The Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2022	$13.39	$.21	$(1.99)	$(1.78)	$(.21)	$(.02)	$(.23)	$11.38	(13.38)%	$45		1.38%		1.38%		1.72%
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.73)	70		1.34		1.34		.56
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.85	89		1.36		1.36		.90
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16	180		1.40		1.40		1.56
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.94)	191		1.43		1.43		1.55
Class 529-E:
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28)	(.02)	(.30)	11.38	(12.88)	34		.81		.81		2.30
12/31/2021	13.79	.15	(.31)	(.16)	(.16)	(.08)	(.24)	13.39	(1.19)	46		.79		.79		1.11
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.46	53		.80		.80		1.37
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46		.85		.85		2.11
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	—	(.27)	12.57	(.40)	43		.88		.88		2.10
Class 529-T:
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.51)[5]	—	[6]	.38	[5]	.38	[5]	2.74	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.78)[5]	—	[6]	.37	[5]	.37	[5]	1.52	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.91 [5]	—	[6]	.39	[5]	.39	[5]	1.77	[5]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [5]	—	[6]	.42	[5]	.42	[5]	2.51	[5]
12/31/2018	12.89	.32	(.32)	— [7]	(.32)	—	(.32)	12.57	.04 [5]	—	[6]	.44	[5]	.44	[5]	2.54	[5]
Class 529-F-1:
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.53)[5]	—	[6]	.40	[5]	.40	[5]	2.71	[5]
12/31/2021	13.79	.20	(.31)	(.11)	(.21)	(.08)	(.29)	13.39	(.82)[5]	—	[6]	.41	[5]	.41	[5]	1.48	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.92 [5]	—	[6]	.38	[5]	.38	[5]	1.87	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128		.42		.42		2.53
12/31/2018	12.89	.32	(.32)	— [7]	(.32)	—	(.32)	12.57	.03	102		.44		.44		2.54
Class 529-F-2:
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.45)	147		.32		.32		2.81
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.73)	177		.33		.33		1.58
12/31/2020[8,9]	14.00	.03	.24	.27	(.04)	(.44)	(.48)	13.79	1.88 [10]	166		.06	[10]	.06	[10]	.24	[10]
Class 529-F-3:
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.42)	—	[6]	.27		.27		2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.69)	—	[6]	.27		.27		1.62
12/31/2020[8,9]	14.00	.04	.23	.27	(.04)	(.44)	(.48)	13.79	1.90 [10]	—	[6]	.08	[10]	.04	[10]	.25	[10]
Class R-1:
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.31)	37		1.31		1.31		1.83
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	42		1.29		1.29		.62
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.88	39		1.33		1.33		.85
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35		1.35		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.89)	30		1.37		1.37		1.60

Refer to the end of the table for footnotes.

The Bond Fund of America	91

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income to average net assets[3]
Class R-2:
12/31/2022	$13.39	$.22	$(1.99)	$(1.77)	$(.22)	$(.02)	$(.24)	$11.38	(13.33)%	$319	1.33%	1.33%	1.79%
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	409	1.30	1.30	.60
12/31/2020	13.09	.12	1.18	1.30	(.16)	(.44)	(.60)	13.79	9.91	468	1.30	1.30	.87
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410	1.34	1.34	1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.88)	400	1.36	1.36	1.61
Class R-2E:
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25)	(.02)	(.27)	11.38	(13.07)	34	1.03	1.03	2.09
12/31/2021	13.79	.12	(.31)	(.19)	(.13)	(.08)	(.21)	13.39	(1.40)	44	1.00	1.00	.90
12/31/2020	13.09	.16	1.18	1.34	(.20)	(.44)	(.64)	13.79	10.22	46	1.02	1.02	1.14
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33	1.05	1.05	1.90
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	—	(.24)	12.57	(.59)	26	1.07	1.07	1.92
Class R-3:
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27)	(.02)	(.29)	11.38	(12.93)	518	.87	.87	2.25
12/31/2021	13.79	.14	(.31)	(.17)	(.15)	(.08)	(.23)	13.39	(1.25)	673	.85	.85	1.05
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.40	743	.86	.86	1.31
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633	.89	.89	2.06
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	—	(.26)	12.57	(.43)	582	.91	.91	2.06
Class R-4:
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.67)	476	.57	.57	2.55
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.94)	588	.54	.54	1.35
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.73	688	.55	.55	1.61
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567	.59	.59	2.37
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	518	.61	.61	2.37
Class R-5E:
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.50)	150	.37	.37	2.77
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.75)	160	.34	.34	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.95	88	.35	.35	1.78
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43	.37	.37	2.53
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	8	.40	.40	2.63
Class R-5:
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.40)	283	.27	.27	2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.65)	373	.25	.25	1.69
12/31/2020	13.09	.26	1.18	1.44	(.30)	(.44)	(.74)	13.79	11.06	192	.26	.26	1.91
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173	.29	.29	2.67
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.17	163	.31	.31	2.67
Class R-6:
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	14,744	.22	.22	2.93
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	15,035	.20	.20	1.71
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.11	13,449	.21	.21	1.95
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434	.24	.24	2.72
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.22	8,116	.26	.26	2.73

Refer to the end of the table for footnotes.

92	The Bond Fund of America

Financial highlights (continued)

	Year ended December 31,
Portfolio turnover rate for all share classes[11,12]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	74%	74%	113%	127%	121%
Including mortgage dollar roll transactions	412%	368%	535%	286%	356%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Amount less than $.01.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

The Bond Fund of America	93

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 10, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

94	The Bond Fund of America

The Bond Fund of America

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11); and Amended and Restated Agreement and Declaration of Trust dated 9/13/17 – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(b)	By-laws – Amended and Restated By-laws effective 8/29/18 – previously filed (see P/E Amendment No. 85 filed 2/28/19)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 5/1/21 – previously filed (see P/E Amendment No. 91 filed 2/28/22)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement dated 5/1/21 – previously filed (see P/E Amendment No. 91 filed 2/28/22)Form of Selling Group Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/20 – previously filed (see P/E Amendment No. 87 filed 2/28/20)

(g)	Custodian Agreements –Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 73 filed 10/30/15)

(h-1)	Other Material Contracts – Amended and Restated Administrative Services Agreement dated 10/30/20 – previously filed (see P/E Amendment 90 filed 2/26/21); Form of Indemnification Agreement – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Fund of Funds Investment Agreement – American Funds (Rule 12d1-4) – previously filed (see P/E Amendment No. 91 filed 2/28/22); Form of Fund of Funds Investment Agreement – American Funds/American Funds Insurance Series (Rule 12d1-4) – previously filed (see P/E Amendment No. 91 filed 2/28/22); and Form of Agreement and Plan of Reorganization and Liquidation – previously filed (see Pre-Effective Amendment No. 2 to form N-14 filed 8/5/22)

(h-2)	Amended and Restated Shareholder Services Agreement dated 1/1/23

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 61 filed 2/28/11; P/E Amendment No. 69 filed 8/28/14; P/E Amendment No. 73 filed 10/30/15; P/E Amendment No. 77 filed 12/29/16; P/E Amendment 81 filed 4/6/17; and P/E Amendment No. 89 filed 10/29/20)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted Financial Statements - none

(l)	Initial Capital Agreements – previously filed in paper

(m)	Rule 12b-1 Plan – Amended and Restated Plans of Distribution for Class A, C, T, F-1, 529-A, 529-C, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares dated 5/1/21 – previously filed (see P/E Amendment No. 91 filed 2/28/22)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan effective 1/1/21 – previously filed (see P/E Amendment No. 90 filed 2/26/21)

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated December 2022; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)                American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Income Builder, Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Fixed Income ETF Trust, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Focus Equity ETF, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term

Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
LAO	C. Thomas Akin II	Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Jefferson F. Bartley, Jr.	Regional Vice President	None
LAO	Antonio M. Bass	Regional Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Bethann Beiermeister	Regional Vice President	None
LAO	Jeb M. Bent	Vice President	None
LAO	Matthew D. Benton	Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None

LAO	Michel L. Bergesen	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
SNO	Nasaly Blake	Assistant Vice President	None
DCO	Bryan K. Blankenship	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Jeffrey E. Blum	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Regional Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	William G. Bridge	Senior Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None
LAO	Jeffrey R. Brooks	Senior Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Elizabeth S. Brownlow	Vice President	None

LAO	Gary D. Bryce	Senior Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Anthony J. Camilleri	Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
LAO	Kevin J. Carevic	Regional Vice President	None
LAO	Jason S. Carlough	Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
IND	Gisele L. Carter	Assistant Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher M. Cefalo	Vice President	None
LAO	Joseph M. Cella	Regional Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Ibrahim Chaudry	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Assistant Vice President	None
LAO	Daniel A. Chodosch	Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Peter J. Chong	Assistant Vice President	None
LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
IND	G. Michael Cisternino	Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Vice President	None
LAO	Scott R. Clodfelter	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kyle R. Coffey	Regional Vice President	None
NYO	Jayme E. Colosimo	Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Greggory J. Cowan	Regional Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None

LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Maddi L. Dessner	Senior Vice President	None
LAO	Alexander J. Diorio	Regional Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
IND	Marah E. Doan	Assistant Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	Sean P. Durkin	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Vice President	None
LAO	Keisha L. Earle	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	John A. Erickson	Regional Vice President	None
LAO	Riley O. Etheridge, Jr.	Senior Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None

LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	Naomi A. Fink	Assistant Vice President	None
LAO	John P. Finneran III	Regional Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	David R. Ford	Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Rusty A. Frauhiger	Regional Vice President	None
LAO	Daniel Frick	Senior Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Jignesh D. Gandhi	Assistant Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Vice President	None
LAO	William F. Gilmartin	Vice President	None
LAO	Kathleen D. Golden	Regional Vice President	None
NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None

SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Assistant Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President and Director	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Assistant Vice President	None
SNO	Lori L. Guy	Regional Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Janna C. Hahn	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Vice President	None
LAO	Brandon S. Hansen	Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Vice President	None

LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Vice President	None
LAO	Jennifer M. Hoang	Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
LAO	Jessica K. Hooyenga	Regional Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Assistant Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Eric J. Kamin	Regional Vice President	None
LAO	Wassan M. Kasey	Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None

LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Nora A. Kilaghbian	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Assistant Vice President	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Andrew M. Kruger	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Mark G. LaRoque	Senior Vice President	None
LAO	Andrew P. Laskowski	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
LAO	Clay M. Leveritt	Vice President	None
LAO	Estela R. Levin	Senior Vice President	None
LAO	Emily R. Liao	Vice President	None
LAO	Lorin E. Liesy	Senior Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Assistant Vice President	None

LAO	Louis K. Linquata	Senior Vice President	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joe P. Lynch	Regional Vice President	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter K. Maddox	Vice President	None
LAO	James M. Maher	Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Vice President	None
LAO	Usma A. Malik	Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
LAO	Kristan N. Martin	Regional Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None

LAO	Scott M. Meade	Senior Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Simon Mendelson	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Jeremy A. Miller	Regional Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
CRDM	Christopher Moore	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Assistant Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None

LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
IND	Susan L. Oman	Assistant Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
LAO	Sujata H. Parikh	Senior Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
SNO	Sejal U. Penkar	Regional Vice President	None

LAO	Harry A. Phinney	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Anthony J. Picerni	Regional Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Regional Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Regional Vice President	None
LAO	Victoria M. Quach	Assistant Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Ryan E. Radtke	Regional Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Regional Vice President	None
LAO	Michael D. Reynaert	Regional Vice President	None
LAO	Adnane Rhazzal	Regional Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None

LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Bethany M. Rodenhuis	Senior Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Senior Vice President	None
LAO	Leah O. Ryan	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Raj S. Sarai	Vice President	None
LAO	David E. Saunders II	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
CHO	Jason C. Smith	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joshua J. Smith	Regional Vice President	None

LAO	Taylor D. Smith	Regional Vice President	None
SNO	Stacy D. Smolka	Senior Vice President	None
LAO	Stephanie L. Smolka	Regional Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Regional Vice President	None
LAO	Alexander T. Sotiriou	Regional Vice President	None
LAO	Kristen J. Spazafumo	Senior Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Regional Vice President	None
LAO	Valerie B. Stringer	Regional Vice President	None
LAO	John R. Sulzicki	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
LAO	Kate M. Turner	Regional Vice President	None

SNO	Corey W. Tyson	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Idoya Urrutia	Vice President	None
LAO	Joe M. Valencia	Regional Vice President	None
LAO	Patrick D. Vance	Senior Vice President	None
LAO	Veronica Vasquez	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Julie A. Vogel	Vice President	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Vice President	None
ATO	Jason C. Wallace	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Assistant Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Regional Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
SNO	Thomas O. Yager	Assistant Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None
LAO	Connie R. Zeender	Regional Vice President	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 24th day of February, 2023.

THE BOND FUND OF AMERICA

By: /s/ Kristine M. Nishiyama

(Kristine M. Nishiyama, Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 24, 2023, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Kristine M. Nishiyama	Principal Executive Officer
(Kristine M. Nishiyama)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen	Treasurer
(Brian C. Janssen)

(3)	Trustees:
	Francisco G. Cigarroa*	Trustee
	Nariman Farvardin*	Trustee
	Jennifer C. Feikin*	Trustee
	Michael C. Gitlin*	Trustee
	Leslie Stone Heisz*	Trustee
	Mary Davis Holt*	Trustee
	Merit E. Janow*	Trustee
	Margaret Spellings*	Chair of the Board (Independent and Non-Executive)
	Alexandra Trower*	Trustee
	Paul S. Williams*	Trustee
	Karl J. Zeile*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Charlene H. Kim

(Charlene H. Kim, Counsel)

POWER OF ATTORNEY

I, Francisco G. Cigarroa, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Antonio, TX, on January 1, 2023.

(City, State)

/s/ Francisco G. Cigarroa

Francisco G. Cigarroa, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Hoboken, NJ, on January 1, 2023.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Park City, UT, on December 5, 2022.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Michael C. Gitlin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2023.

(City, State)

/s/ Michael C. Gitlin

Michael C. Gitlin, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pacific Palisades, CA, on December 5, 2022.

(City, State)

/s/ Leslie Stone Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2023.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds International Vantage Fund (Fund No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on January 1, 2023.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2023.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York City, NY, on January 1, 2023.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Chicago, IL, on January 1, 2023.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member

POWER OF ATTORNEY

I, Karl J. Zeile, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2023.

(City, State)

/s/ Karl J. Zeile

Karl J. Zeile, Board member